First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments
November 30, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 34.8%
	Collateralized Mortgage Obligations — 0.1%
	Federal Home Loan Mortgage Corporation
$288,062	Series 2017-4656, Class EZ	4.00%	02/15/47	$260,695
	Federal National Mortgage Association
1,593,541	Series 2012-20, Class ZT	3.50%	03/25/42	1,427,463
1,766,066	Series 2012-84, Class VZ	3.50%	08/25/42	1,569,726
194,458	Series 2018-38, Class PA	3.50%	06/25/47	182,014
592,601	Series 2018-43, Class CT	3.00%	06/25/48	513,837
143,045	Series 2018-86, Class JA	4.00%	05/25/47	136,442
72,192	Series 2018-94, Class KD	3.50%	12/25/48	63,822
89,021	Series 2019-1, Class KP	3.25%	02/25/49	78,833
42,496	Series 2019-20, Class BA	3.50%	02/25/48	40,894
45,239	Series 2019-52, Class PA	3.00%	09/25/49	38,650
	Government National Mortgage Association
164,031	Series 2018-115, Class DE	3.50%	08/20/48	146,721
179,856	Series 2018-124, Class NW	3.50%	09/20/48	161,039
307,720	Series 2019-12, Class QA	3.50%	09/20/48	287,804
26,555	Series 2019-71, Class PT	3.00%	06/20/49	23,256
338,597	Series 2019-119, Class JE	3.00%	09/20/49	290,833
				5,222,029
	Pass-Through Securities — 34.7%
	Federal Home Loan Mortgage Corporation
51,591	Pool C91981	3.00%	02/01/38	46,844
47,879	Pool G07961	3.50%	03/01/45	43,518
45,985	Pool G08692	3.00%	02/01/46	40,185
1,350,532	Pool G08715	3.00%	08/01/46	1,176,807
26,569	Pool G08721	3.00%	09/01/46	23,138
307,339	Pool G08726	3.00%	10/01/46	267,328
740,505	Pool G08732	3.00%	11/01/46	642,038
97,046	Pool G08738	3.50%	12/01/46	87,363
194,246	Pool G08741	3.00%	01/01/47	168,657
135,432	Pool G08747	3.00%	02/01/47	117,581
94,459	Pool G08748	3.50%	02/01/47	84,894
440,713	Pool G08750	3.00%	03/01/47	382,396
102,232	Pool G08766	3.50%	06/01/47	91,969
271,966	Pool G08788	3.50%	11/01/47	244,269
899,080	Pool G08792	3.50%	12/01/47	805,383
121,616	Pool G08800	3.50%	02/01/48	109,129
185,083	Pool G08816	3.50%	06/01/48	166,003
46,797	Pool G08833	5.00%	07/01/48	45,906
9,450	Pool G08838	5.00%	09/01/48	9,266
168,982	Pool G08843	4.50%	10/01/48	161,416
36,168	Pool G08844	5.00%	10/01/48	35,457
99,210	Pool G08849	5.00%	11/01/48	97,192
349,204	Pool G16085	2.50%	02/01/32	326,750
218,830	Pool G16350	2.50%	10/01/32	202,593
262,033	Pool G16396	3.50%	02/01/33	252,642
768,186	Pool G16524	3.50%	05/01/33	740,642
85,496	Pool G18670	3.00%	12/01/32	80,973
24,303	Pool G18691	3.00%	06/01/33	22,680
70,961	Pool G18713	3.50%	11/01/33	68,415

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$1,189,490	Pool G60038	3.50%	01/01/44	$1,088,547
315,889	Pool G60080	3.50%	06/01/45	286,918
640,667	Pool G60344	4.00%	12/01/45	598,864
204,003	Pool G60440	3.50%	03/01/46	185,002
627,467	Pool G60582	3.50%	05/01/46	566,944
599,283	Pool G60658	3.50%	07/01/46	543,479
273,985	Pool G61556	3.50%	08/01/48	246,359
1,862,097	Pool G61748	3.50%	11/01/48	1,674,322
624,072	Pool G67700	3.50%	08/01/46	564,136
5,162,380	Pool G67706	3.50%	12/01/47	4,648,800
1,264,085	Pool G67707	3.50%	01/01/48	1,137,044
1,451,528	Pool G67714	4.00%	07/01/48	1,350,086
2,003,456	Pool G67717	4.00%	11/01/48	1,863,126
3,076,720	Pool G67718	4.00%	01/01/49	2,859,291
110,973	Pool Q44452	3.00%	11/01/46	96,425
194,321	Pool Q50135	3.50%	08/01/47	174,693
7,940,511	Pool QA7837	3.50%	03/01/50	7,107,884
22,692,337	Pool QD3419	2.00%	12/01/51	17,668,887
20,425,000	Pool QD8259	3.00%	03/01/52	17,291,518
14,583,380	Pool QE0312	2.00%	04/01/52	11,350,742
21,097,690	Pool QE0521	2.50%	04/01/52	17,124,907
13,206,033	Pool RA3078	3.00%	07/01/50	11,275,767
366,291	Pool RE6029	3.00%	02/01/50	303,918
12,457,209	Pool SD0231	3.00%	01/01/50	10,708,776
3,346,634	Pool SD7511	3.50%	01/01/50	2,992,890
10,407,064	Pool SD7513	3.50%	04/01/50	9,306,926
6,189,185	Pool SD7518	3.00%	06/01/50	5,320,463
160,819	Pool SD8043	2.50%	02/01/50	132,597
2,038,410	Pool SD8107	2.50%	11/01/50	1,662,149
14,056,453	Pool SD8189	2.50%	01/01/52	11,407,467
17,781,483	Pool SD8194	2.50%	02/01/52	14,431,471
21,628,095	Pool SD8205	2.50%	04/01/52	17,555,447
18,585,966	Pool SD8212	2.50%	05/01/52	15,087,064
236,824	Pool U90772	3.50%	01/01/43	216,589
281,950	Pool U99114	3.50%	02/01/44	257,861
579,915	Pool ZA4692	3.50%	06/01/46	522,973
285,599	Pool ZM0063	4.00%	08/01/45	266,989
13,527,542	Pool ZM1779	3.00%	09/01/46	11,762,992
2,884,358	Pool ZS4667	3.00%	06/01/46	2,510,506
4,758,681	Pool ZS4688	3.00%	11/01/46	4,119,768
7,634,561	Pool ZS4735	3.50%	09/01/47	6,794,616
251,003	Pool ZS8602	3.00%	03/01/31	236,498
538,108	Pool ZS9844	3.50%	07/01/46	484,601
1,489,654	Pool ZT0277	3.50%	10/01/46	1,343,390
688,095	Pool ZT0531	3.50%	04/01/47	619,113
663,964	Pool ZT0536	3.50%	03/01/48	596,140
2,100,610	Pool ZT0537	3.50%	03/01/48	1,886,579
359,478	Pool ZT0542	4.00%	07/01/48	333,866

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$69,217	Pool ZT1403	3.50%	11/01/33	$66,640
1,016,810	Pool ZT1703	4.00%	01/01/49	943,569
	Federal National Mortgage Association
2,326,752	Pool AL8825	3.50%	06/01/46	2,099,352
111,363	Pool AN2786	2.76%	09/01/36	90,250
983,980	Pool AS0225	4.00%	08/01/43	921,810
1,176,122	Pool AS3134	3.50%	08/01/44	1,067,451
274,584	Pool AS6620	3.50%	02/01/46	247,963
81,381	Pool AS9334	3.00%	03/01/32	76,671
65,841	Pool AS9749	4.00%	06/01/47	61,242
68,793	Pool BD7081	4.00%	03/01/47	63,372
5,370,501	Pool BE3774	4.00%	07/01/47	5,005,490
716,461	Pool BJ2692	3.50%	04/01/48	641,721
868,503	Pool BM1903	3.50%	08/01/47	780,955
235,951	Pool BM2000	3.50%	05/01/47	210,076
614,193	Pool BM3260	3.50%	01/01/48	550,703
234,204	Pool BM4299	3.00%	03/01/30	227,093
202,654	Pool BM4304	3.00%	02/01/30	196,734
736,668	Pool BM4472	3.50%	07/01/48	661,419
1,579,053	Pool BM5585	3.00%	11/01/48	1,366,769
12,200,782	Pool BN7755	3.00%	09/01/49	10,488,698
27,445,259	Pool BQ6913	2.00%	12/01/51	21,379,203
46,335,120	Pool BQ7006	2.00%	01/01/52	36,110,945
25,096,936	Pool BQ7056	2.00%	01/01/52	19,548,081
23,437,386	Pool BT6179	2.50%	07/01/51	19,029,272
11,016,043	Pool BV2784	2.50%	02/01/52	8,942,084
16,200,389	Pool BV3101	2.00%	03/01/52	12,617,402
21,957,784	Pool BV4133	2.50%	03/01/52	17,804,561
8,918,150	Pool BV8515	3.00%	05/01/52	7,551,815
22,309,620	Pool BW8980	4.00%	10/01/52	20,272,526
21,001,373	Pool BW9886	4.50%	10/01/52	19,693,221
912,410	Pool CA0854	3.50%	12/01/47	818,262
426,466	Pool CA0907	3.50%	12/01/47	382,572
356,036	Pool CA0996	3.50%	01/01/48	319,299
2,601,239	Pool CA1182	3.50%	02/01/48	2,331,815
422,682	Pool CA1187	3.50%	02/01/48	379,895
298,582	Pool CA1710	4.50%	05/01/48	284,336
193,335	Pool CA1711	4.50%	05/01/48	184,052
114,393	Pool CA2208	4.50%	08/01/48	108,644
427,664	Pool CA2327	4.00%	09/01/48	397,927
2,766,718	Pool CA3633	3.50%	06/01/49	2,476,675
11,510,985	Pool CA4534	3.00%	11/01/49	9,895,704
29,187,714	Pool CB0290	2.00%	04/01/51	22,863,751
14,290,365	Pool CB6854	4.50%	08/01/53	13,390,939
3,847,524	Pool FM2870	3.00%	03/01/50	3,307,559
6,600,952	Pool FM5397	3.00%	12/01/50	5,675,706
28,139,255	Pool FS1598	2.00%	04/01/52	21,908,308
203,990	Pool MA1146	4.00%	08/01/42	192,212
371,572	Pool MA1373	3.50%	03/01/43	339,319

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$374,117	Pool MA2077	3.50%	11/01/34	$353,518
104,537	Pool MA2145	4.00%	01/01/45	97,687
429,915	Pool MA2670	3.00%	07/01/46	374,016
417,265	Pool MA2806	3.00%	11/01/46	362,416
11,642	Pool MA2896	3.50%	02/01/47	10,460
372,594	Pool MA3057	3.50%	07/01/47	334,564
168,302	Pool MA3088	4.00%	08/01/47	156,473
393,699	Pool MA3210	3.50%	12/01/47	352,716
4,428,616	Pool MA3238	3.50%	01/01/48	3,969,338
373,161	Pool MA3239	4.00%	01/01/48	346,471
185,421	Pool MA3276	3.50%	02/01/48	166,193
536,419	Pool MA3332	3.50%	04/01/48	480,461
142,902	Pool MA3336	3.50%	04/01/38	133,258
90,437	Pool MA3410	3.50%	07/01/33	87,072
128,951	Pool MA3537	4.50%	12/01/48	122,972
551,153	Pool MA3846	3.00%	11/01/49	457,360
475,866	Pool MA4078	2.50%	07/01/50	389,145
8,744,214	Pool MA4093	2.00%	08/01/40	7,306,025
175,797	Pool MA4120	2.50%	09/01/50	143,598
6,001,523	Pool MA4128	2.00%	09/01/40	5,014,429
4,995,936	Pool MA4158	2.00%	10/01/50	3,917,564
12,900,011	Pool MA4364	2.00%	06/01/41	10,682,157
1,257,397	Pool MA4379	2.50%	07/01/51	1,021,543
132,862	Pool MA4438	2.50%	10/01/51	107,871
17,921,630	Pool MA4548	2.50%	02/01/52	14,548,760
133,200,000	Pool TBA (a)	2.00%	12/15/53	103,469,343
49,800,000	Pool TBA (a)	2.50%	12/15/53	40,326,328
109,825,000	Pool TBA (a)	3.00%	12/15/53	92,580,509
100,550,000	Pool TBA (a)	3.50%	12/15/53	88,175,269
102,400,000	Pool TBA (a)	4.00%	12/15/53	92,974,000
79,275,000	Pool TBA (a)	4.50%	12/15/53	74,230,059
165,500,000	Pool TBA (a)	5.00%	12/15/53	159,267,354
173,725,000	Pool TBA (a)	5.50%	12/15/53	171,185,307
	Government National Mortgage Association
166,919	Pool MA1157	3.50%	07/20/43	152,560
488,126	Pool MA2825	3.00%	05/20/45	430,853
164,528	Pool MA3521	3.50%	03/20/46	149,439
6,980,479	Pool MA3662	3.00%	05/20/46	6,148,634
630,671	Pool MA3663	3.50%	05/20/46	572,838
426,770	Pool MA3735	3.00%	06/20/46	375,743
8,676,739	Pool MA3937	3.50%	09/20/46	7,867,347
119,625	Pool MA4069	3.50%	11/20/46	108,542
69,354	Pool MA4195	3.00%	01/20/47	60,975
82,824	Pool MA4196	3.50%	01/20/47	75,204
417,986	Pool MA4261	3.00%	02/20/47	367,461
106,497	Pool MA4262	3.50%	02/20/47	96,577
2,673,889	Pool MA4322	4.00%	03/20/47	2,504,685
2,824,669	Pool MA4382	3.50%	04/20/47	2,560,851
33,448	Pool MA4453	4.50%	05/20/47	32,134

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$35,524	Pool MA4586	3.50%	07/20/47	$32,205
227,163	Pool MA4588	4.50%	07/20/47	218,666
626,760	Pool MA4651	3.00%	08/20/47	550,095
904,862	Pool MA4652	3.50%	08/20/47	819,712
312,003	Pool MA4719	3.50%	09/20/47	282,615
37,957	Pool MA4722	5.00%	09/20/47	37,495
31,122	Pool MA4777	3.00%	10/20/47	27,314
778,513	Pool MA4778	3.50%	10/20/47	705,107
750,065	Pool MA4836	3.00%	11/20/47	658,498
772,170	Pool MA4837	3.50%	11/20/47	699,301
259,081	Pool MA4838	4.00%	11/20/47	242,461
43,322	Pool MA4901	4.00%	12/20/47	40,579
199,661	Pool MA4961	3.00%	01/20/48	175,381
268,317	Pool MA4962	3.50%	01/20/48	242,931
388,121	Pool MA4963	4.00%	01/20/48	364,297
195,456	Pool MA5078	4.00%	03/20/48	183,398
538,822	Pool MA5136	3.50%	04/20/48	487,785
406,553	Pool MA5399	4.50%	08/20/48	389,944
162,731	Pool MA5466	4.00%	09/20/48	151,932
42,882	Pool MA5467	4.50%	09/20/48	41,127
111,722	Pool MA5597	5.00%	11/20/48	110,321
136,287	Pool MA5976	3.50%	06/20/49	120,990
33,879	Pool MA6030	3.50%	07/20/49	30,026
198,260	Pool MA6080	3.00%	08/20/49	169,313
53,275,000	Pool TBA (a)	2.50%	12/15/53	44,480,463
35,300,000	Pool TBA (a)	4.50%	12/15/53	33,384,499
67,275,000	Pool TBA (a)	5.00%	12/15/53	65,355,738
34,250,000	Pool TBA (a)	5.50%	12/15/53	34,003,283
				1,599,734,442
	Total U.S. Government Agency Mortgage-Backed Securities			1,604,956,471
	(Cost $1,658,634,623)
U.S. GOVERNMENT BONDS AND NOTES — 29.1%
259,140,000	U.S. Treasury Bond	4.38%	08/15/43	247,762,134
54,620,000	U.S. Treasury Bond	4.75%	11/15/43	55,042,452
149,366,000	U.S. Treasury Bond	4.75%	11/15/53	155,293,963
88,330,000	U.S. Treasury Note	4.88%	11/30/25	88,612,932
80,045,000	U.S. Treasury Note	4.63%	11/15/26	80,395,197
10,547,000	U.S. Treasury Note	4.63%	09/30/28	10,687,077
326,035,000	U.S. Treasury Note	4.88%	10/31/28	334,083,989
246,140,000	U.S. Treasury Note	4.38%	11/30/28	247,082,254
123,482,000	U.S. Treasury Note	4.50%	11/15/33	125,025,525
	Total U.S. Government Bonds and Notes			1,343,985,523
	(Cost $1,327,538,140)
CORPORATE BONDS AND NOTES (b) — 19.1%
	Aerospace/Defense — 0.3%
3,208,000	BAE Systems Holdings, Inc. (c)	3.85%	12/15/25	3,106,892

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (b) (Continued)
	Aerospace/Defense (Continued)
$8,500,000	Boeing (The) Co.	1.43%	02/04/24	$8,435,604
1,610,000	Boeing (The) Co.	4.88%	05/01/25	1,593,464
				13,135,960
	Agriculture — 0.4%
979,000	BAT Capital Corp.	3.56%	08/15/27	916,959
1,400,000	BAT Capital Corp.	2.73%	03/25/31	1,141,163
4,530,000	BAT Capital Corp.	4.39%	08/15/37	3,661,717
1,855,000	BAT Capital Corp.	4.54%	08/15/47	1,359,142
409,000	BAT Capital Corp.	4.76%	09/06/49	305,522
2,143,000	BAT Capital Corp.	5.65%	03/16/52	1,836,216
4,250,000	Reynolds American, Inc.	5.70%	08/15/35	3,991,381
3,735,000	Reynolds American, Inc.	5.85%	08/15/45	3,303,110
				16,515,210
	Airlines — 0.4%
792,221	American Airlines Pass-Through Trust, Series 2014-1, Class A	3.70%	10/01/26	728,079
96,706	American Airlines Pass-Through Trust, Series 2015-2, Class AA	3.60%	09/22/27	88,103
3,334,459	American Airlines Pass-Through Trust, Series 2016-1, Class AA	3.58%	01/15/28	3,055,883
4,103,091	Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA	2.00%	06/10/28	3,588,253
7,233,202	JetBlue Pass-Through Trust, Series 2020-1, Class A	4.00%	11/15/32	6,420,590
6,000,000	United Airlines Pass-Through Trust, Series 2023-1, Class A	5.80%	01/15/36	5,776,854
				19,657,762
	Banks — 5.6%
2,000,000	Bank of America Corp. (d)	2.59%	04/29/31	1,662,780
2,500,000	Bank of America Corp. (d)	2.30%	07/21/32	1,963,144
1,455,000	Bank of America Corp. (d)	2.57%	10/20/32	1,158,513
21,290,000	Bank of America Corp., Series N (d)	1.66%	03/11/27	19,429,477
8,965,000	Bank of America Corp., Medium-Term Note (d)	2.55%	02/04/28	8,170,369
13,606,000	Bank of America Corp., Medium-Term Note (d)	2.09%	06/14/29	11,703,778
5,265,000	Bank of America Corp., Medium-Term Note (d)	1.92%	10/24/31	4,118,024
2,020,000	Bank of America Corp., Medium-Term Note (d)	2.97%	02/04/33	1,649,259
10,000	Citigroup, Inc. (d)	3.52%	10/27/28	9,304
4,110,000	Citigroup, Inc. (d)	2.98%	11/05/30	3,557,074
9,765,000	Citigroup, Inc. (d)	2.57%	06/03/31	8,066,534
585,000	Citigroup, Inc. (d)	2.52%	11/03/32	463,347
15,187,000	Citigroup, Inc. (d)	3.06%	01/25/33	12,464,188
10,000,000	Goldman Sachs Group (The), Inc.	1.22%	12/06/23	9,997,519
1,995,000	Goldman Sachs Group (The), Inc., SOFR + 0.49% (e)	5.84%	10/21/24	1,989,657
950,000	Goldman Sachs Group (The), Inc. (d)	3.27%	09/29/25	929,156
18,965,000	Goldman Sachs Group (The), Inc. (d)	1.54%	09/10/27	16,899,264
6,615,000	Goldman Sachs Group (The), Inc. (d)	2.38%	07/21/32	5,211,184
2,372,000	Goldman Sachs Group (The), Inc. (d)	2.65%	10/21/32	1,893,334
13,465,000	JPMorgan Chase & Co. (d)	0.97%	06/23/25	13,076,457
8,015,000	JPMorgan Chase & Co. (d)	1.56%	12/10/25	7,653,918
1,895,000	JPMorgan Chase & Co. (d)	1.04%	02/04/27	1,719,100
10,455,000	JPMorgan Chase & Co. (d)	1.58%	04/22/27	9,521,114
2,625,000	JPMorgan Chase & Co. (d)	4.01%	04/23/29	2,480,162
1,445,000	JPMorgan Chase & Co. (d)	2.07%	06/01/29	1,251,735
3,900,000	JPMorgan Chase & Co. (d)	1.95%	02/04/32	3,067,205
5,955,000	JPMorgan Chase & Co. (d)	2.58%	04/22/32	4,869,214

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (b) (Continued)
	Banks (Continued)
$3,020,000	JPMorgan Chase & Co. (d)	2.55%	11/08/32	$2,429,122
495,000	Morgan Stanley (d)	0.99%	12/10/26	448,711
4,615,000	Morgan Stanley (d)	2.48%	09/16/36	3,486,131
3,751,000	Morgan Stanley, Global Medium-Term Note (d)	1.51%	07/20/27	3,369,036
1,975,000	Morgan Stanley, Global Medium-Term Note (d)	2.24%	07/21/32	1,545,130
13,355,000	Morgan Stanley, Medium-Term Note (d)	1.16%	10/21/25	12,751,555
8,925,000	Morgan Stanley, Medium-Term Note (d)	1.93%	04/28/32	6,862,337
2,095,000	PNC Financial Services Group (The), Inc. (d)	5.58%	06/12/29	2,081,058
970,000	PNC Financial Services Group (The), Inc. (d)	6.04%	10/28/33	971,219
8,545,000	PNC Financial Services Group (The), Inc. (d)	5.07%	01/24/34	8,017,324
4,535,000	PNC Financial Services Group (The), Inc. (d)	6.88%	10/20/34	4,817,004
1,525,000	US Bancorp (d)	5.85%	10/21/33	1,501,452
9,835,000	US Bancorp (d)	4.84%	02/01/34	9,010,196
4,485,000	US Bancorp (d)	5.84%	06/12/34	4,418,477
5,920,000	Wells Fargo & Co. (d)	5.39%	04/24/34	5,697,674
4,320,000	Wells Fargo & Co., Medium-Term Note (d)	2.16%	02/11/26	4,126,626
8,109,000	Wells Fargo & Co., Medium-Term Note (d)	2.39%	06/02/28	7,290,267
8,000,000	Wells Fargo & Co., Medium-Term Note (d)	5.57%	07/25/29	7,991,022
5,790,000	Wells Fargo & Co., Medium-Term Note (d)	2.88%	10/30/30	4,983,680
11,865,000	Wells Fargo & Co., Medium-Term Note (d)	3.35%	03/02/33	9,936,576
3,795,000	Wells Fargo & Co., Medium-Term Note (d)	4.90%	07/25/33	3,550,999
				260,260,406
	Beverages — 0.1%
4,300,000	Constellation Brands, Inc.	2.88%	05/01/30	3,728,777
3,810,000	Triton Water Holdings, Inc. (c)	6.25%	04/01/29	3,265,951
				6,994,728
	Biotechnology — 0.2%
2,510,000	Amgen, Inc.	5.60%	03/02/43	2,458,354
3,520,000	Amgen, Inc.	5.75%	03/02/63	3,447,823
1,510,000	Regeneron Pharmaceuticals, Inc.	1.75%	09/15/30	1,199,588
				7,105,765
	Chemicals — 0.3%
610,000	International Flavors & Fragrances, Inc. (c)	1.83%	10/15/27	524,008
8,003,000	International Flavors & Fragrances, Inc. (c)	2.30%	11/01/30	6,361,395
1,040,000	International Flavors & Fragrances, Inc. (c)	3.27%	11/15/40	700,556
1,480,000	International Flavors & Fragrances, Inc.	4.38%	06/01/47	1,065,443
3,359,000	International Flavors & Fragrances, Inc.	5.00%	09/26/48	2,684,784
1,235,000	International Flavors & Fragrances, Inc. (c)	3.47%	12/01/50	779,018
				12,115,204
	Commercial Services — 0.2%
2,685,000	Global Payments, Inc. (EUR)	4.88%	03/17/31	2,974,028
1,730,000	Global Payments, Inc.	5.40%	08/15/32	1,694,317
2,366,000	Global Payments, Inc.	5.95%	08/15/52	2,267,987
500,000	WASH Multifamily Acquisition, Inc. (c)	5.75%	04/15/26	470,352
				7,406,684
	Computers — 0.0%
2,556,000	NCR Voyix Corp. (c)	5.25%	10/01/30	2,249,113
	Diversified Financial Services — 0.4%
1,890,000	Air Lease Corp.	3.25%	03/01/25	1,824,178

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (b) (Continued)
	Diversified Financial Services (Continued)
$940,000	Air Lease Corp.	3.38%	07/01/25	$902,287
3,000,000	Air Lease Corp.	4.63%	10/01/28	2,856,912
360,000	Air Lease Corp., Medium-Term Note	2.30%	02/01/25	344,819
7,930,000	Capital One Financial Corp. (d)	1.34%	12/06/24	7,927,863
3,755,000	Discover Financial Services	3.95%	11/06/24	3,672,818
1,500,000	Jane Street Group / JSG Finance, Inc. (c)	4.50%	11/15/29	1,343,586
				18,872,463
	Electric — 2.1%
2,655,000	Alliant Energy Finance LLC (c)	1.40%	03/15/26	2,388,135
200,000	Ameren Illinois Co.	3.70%	12/01/47	151,946
3,000,000	Appalachian Power Co., Series Z	3.70%	05/01/50	2,103,985
12,605,000	Arizona Public Service Co.	6.35%	12/15/32	13,209,239
2,670,000	Baltimore Gas and Electric Co.	4.55%	06/01/52	2,283,728
1,625,000	Baltimore Gas and Electric Co.	5.40%	06/01/53	1,558,442
5,000,000	Black Hills Corp.	6.15%	05/15/34	5,000,048
750,000	Cleco Power LLC	6.00%	12/01/40	696,023
5,953,000	Commonwealth Edison Co.	6.45%	01/15/38	6,313,538
500,000	Consolidated Edison Co. of New York, Inc.	4.50%	05/15/58	399,284
1,695,000	Dominion Energy, Inc., Series A	3.30%	03/15/25	1,646,450
2,375,000	Duke Energy Carolinas LLC	5.35%	01/15/53	2,254,214
2,000,000	Duke Energy Corp. (EUR)	3.85%	06/15/34	2,047,093
1,030,000	Duke Energy Florida LLC	5.88%	11/15/33	1,066,249
3,500,000	Duke Energy Progress LLC	5.25%	03/15/33	3,480,950
750,000	Entergy Texas, Inc.	3.45%	12/01/27	691,702
4,000,000	Eversource Energy	5.95%	02/01/29	4,081,060
9,101,000	FirstEnergy Transmission LLC (c)	2.87%	09/15/28	8,055,068
3,855,000	Interstate Power and Light Co.	2.30%	06/01/30	3,166,276
1,450,000	Interstate Power and Light Co.	5.70%	10/15/33	1,455,713
1,500,000	ITC Holdings Corp. (c)	2.95%	05/14/30	1,280,741
1,750,000	Jersey Central Power & Light Co. (c)	4.30%	01/15/26	1,696,768
830,000	Metropolitan Edison Co. (c)	4.00%	04/15/25	801,285
2,253,000	Metropolitan Edison Co. (c)	4.30%	01/15/29	2,136,599
1,605,000	MidAmerican Energy Co.	5.85%	09/15/54	1,644,697
10,000,000	Niagara Mohawk Power Corp. (c)	3.03%	06/27/50	6,088,813
4,820,000	Oncor Electric Delivery Co. LLC (c)	4.95%	09/15/52	4,386,887
825,000	Public Service Co. of New Mexico	3.85%	08/01/25	796,912
4,080,000	Puget Sound Energy, Inc.	5.45%	06/01/53	3,923,428
7,305,000	Southwestern Electric Power Co.	5.30%	04/01/33	7,018,882
3,480,000	Southwestern Public Service Co., Series 9	5.15%	06/01/52	2,987,404
700,000	Trans-Allegheny Interstate Line Co. (c)	3.85%	06/01/25	681,110
2,310,000	Tucson Electric Power Co.	5.50%	04/15/53	2,172,336
1,505,000	Xcel Energy, Inc.	4.80%	09/15/41	1,250,475
				98,915,480
	Entertainment — 0.4%
9,840,000	Warnermedia Holdings, Inc.	5.05%	03/15/42	8,131,301
11,190,000	Warnermedia Holdings, Inc.	5.14%	03/15/52	8,950,303
				17,081,604
	Food — 0.2%
4,075,000	Pilgrim’s Pride Corp.	3.50%	03/01/32	3,302,258

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (b) (Continued)
	Food (Continued)
$2,041,000	Pilgrim’s Pride Corp.	6.25%	07/01/33	$2,012,201
2,500,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed (c)	4.63%	03/01/29	2,077,592
				7,392,051
	Gas — 0.4%
2,765,000	East Ohio Gas (The), Co. (c)	2.00%	06/15/30	2,203,062
2,180,000	KeySpan Gas East Corp. (c)	5.99%	03/06/33	2,141,900
4,305,000	NiSource, Inc.	5.40%	06/30/33	4,266,277
4,125,000	Piedmont Natural Gas Co., Inc.	5.40%	06/15/33	4,065,819
500,000	Piedmont Natural Gas Co., Inc.	3.35%	06/01/50	323,941
2,495,000	Southern Co. Gas Capital Corp.	5.75%	09/15/33	2,526,566
3,856,000	Southern Co. Gas Capital Corp.	5.88%	03/15/41	3,698,818
200,000	Spire, Inc.	3.54%	02/27/24	198,452
				19,424,835
	Healthcare-Products — 0.2%
525,000	Alcon Finance Corp. (c)	2.75%	09/23/26	489,027
1,500,000	Alcon Finance Corp. (c)	2.60%	05/27/30	1,255,943
3,015,000	DENTSPLY SIRONA, Inc.	3.25%	06/01/30	2,585,801
5,000,000	Revvity, Inc.	2.55%	03/15/31	4,049,680
				8,380,451
	Healthcare-Services — 1.0%
2,105,000	Bon Secours Mercy Health, Inc., Series 20-2	2.10%	06/01/31	1,646,715
3,730,000	Catalent Pharma Solutions, Inc. (EUR) (f)	2.38%	03/01/28	3,453,102
1,845,000	Centene Corp.	4.25%	12/15/27	1,743,202
9,311,000	Centene Corp.	2.45%	07/15/28	8,077,503
2,982,000	Centene Corp.	3.00%	10/15/30	2,490,701
475,000	CommonSpirit Health	2.78%	10/01/30	393,567
473,000	Fortrea Holdings, Inc. (c)	7.50%	07/01/30	468,861
3,250,000	HCA, Inc.	3.13%	03/15/27	3,013,214
8,233,000	HCA, Inc.	4.13%	06/15/29	7,639,703
5,929,000	HCA, Inc.	3.63%	03/15/32	5,120,100
7,530,000	IQVIA, Inc. (c)	5.70%	05/15/28	7,517,801
4,219,000	ModivCare Escrow Issuer, Inc. (c)	5.00%	10/01/29	3,231,775
200,000	New York and Presbyterian (The) Hospital	3.56%	08/01/36	161,764
160,000	UnitedHealth Group, Inc.	4.45%	12/15/48	138,267
2,630,000	Universal Health Services, Inc.	1.65%	09/01/26	2,363,605
				47,459,880
	Insurance — 1.2%
3,380,000	Arthur J Gallagher & Co.	5.75%	03/02/53	3,282,262
5,090,000	Athene Global Funding, SOFR Compounded Index + 0.70% (c) (e)	6.05%	05/24/24	5,079,828
2,145,000	Athene Global Funding (c)	3.21%	03/08/27	1,938,771
5,585,000	Athene Global Funding (c)	1.99%	08/19/28	4,675,894
2,605,000	Athene Global Funding (c)	2.72%	01/07/29	2,205,527
1,650,000	Farmers Exchange Capital (c)	7.05%	07/15/28	1,663,376
2,200,000	Farmers Exchange Capital II (c) (d)	6.15%	11/01/53	2,043,800
1,770,000	Farmers Exchange Capital III (c) (d)	5.45%	10/15/54	1,483,109
600,000	Farmers Insurance Exchange (c)	8.63%	05/01/24	604,495
3,495,000	Farmers Insurance Exchange (c) (d)	4.75%	11/01/57	2,581,931
4,645,000	Metropolitan Life Global Funding I (c)	3.45%	12/18/26	4,402,103

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (b) (Continued)
	Insurance (Continued)
$2,380,000	Metropolitan Life Global Funding I (c)	5.15%	03/28/33	$2,325,508
7,000,000	National General Holdings Corp. (c)	6.75%	05/15/24	6,978,184
1,525,000	Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (c) (e)	7.96%	12/15/24	1,522,963
1,665,000	New York Life Insurance Co. (c)	3.75%	05/15/50	1,215,510
1,790,000	Teachers Insurance & Annuity Association of America (c)	4.90%	09/15/44	1,589,648
3,910,000	Teachers Insurance & Annuity Association of America (c)	4.27%	05/15/47	3,166,814
1,980,000	Teachers Insurance & Annuity Association of America (c) (d)	4.38%	09/15/54	1,939,569
5,760,000	Willis North America, Inc.	5.35%	05/15/33	5,627,628
				54,326,920
	Investment Companies — 0.1%
1,316,000	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.	6.25%	05/15/26	1,243,661
2,322,000	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.	5.25%	05/15/27	2,104,312
				3,347,973
	Lodging — 0.1%
4,385,000	Hyatt Hotels Corp.	1.80%	10/01/24	4,239,312
	Media — 0.8%
875,000	Cable One, Inc. (c)	4.00%	11/15/30	683,624
1,475,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	1,451,174
1,410,000	Charter Communications Operating LLC / Charter Communications Operating Capital	2.30%	02/01/32	1,078,853
1,471,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	04/01/38	1,274,532
6,920,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	05/01/47	5,601,307
1,960,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.25%	04/01/53	1,571,208
3,570,000	Cox Communications, Inc. (c)	2.60%	06/15/31	2,891,008
4,670,000	Cox Enterprises, Inc. (c)	7.38%	07/15/27	4,856,813
9,000,000	CSC Holdings LLC (c)	6.50%	02/01/29	7,619,760
2,000,000	CSC Holdings LLC (c)	5.75%	01/15/30	1,131,590
8,320,000	Time Warner Cable LLC	5.50%	09/01/41	6,887,034
				35,046,903
	Miscellaneous Manufacturing — 0.0%
943,000	General Electric Co., Medium-Term Note, 3 Mo. CME Term SOFR + CSA + 0.38% (e)	6.03%	05/05/26	940,106
	Packaging & Containers — 0.3%
3,000,000	Amcor Finance USA, Inc.	3.63%	04/28/26	2,867,157
1,000,000	Amcor Flexibles North America, Inc.	2.63%	06/19/30	831,786
3,948,000	Berry Global, Inc.	1.57%	01/15/26	3,624,168
2,125,000	Berry Global, Inc. (c)	4.88%	07/15/26	2,059,486
2,809,000	Berry Global, Inc.	1.65%	01/15/27	2,479,571
1,350,000	Clearwater Paper Corp. (c)	4.75%	08/15/28	1,205,949
3,670,000	WRKCo, Inc.	3.00%	06/15/33	3,018,882
				16,086,999
	Pharmaceuticals — 0.7%
1,045,000	Bayer US Finance II LLC (c)	3.38%	07/15/24	1,026,919
625,000	Bayer US Finance II LLC (c)	2.85%	04/15/25	598,350
7,880,000	Bayer US Finance II LLC (c)	4.25%	12/15/25	7,595,783

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (b) (Continued)
	Pharmaceuticals (Continued)
$3,160,000	Bayer US Finance II LLC (c)	4.38%	12/15/28	$2,928,499
815,000	Bayer US Finance II LLC (c)	4.63%	06/25/38	670,473
1,750,000	Bayer US Finance II LLC (c)	4.40%	07/15/44	1,273,530
2,540,000	Bayer US Finance II LLC (c)	4.88%	06/25/48	1,974,361
7,245,000	Bayer US Finance LLC (c)	6.50%	11/21/33	7,202,335
2,107,000	Becton Dickinson & Co.	3.73%	12/15/24	2,065,747
2,000,000	Cigna Group (The)	3.40%	03/01/27	1,900,693
75,000	Cigna Group (The)	3.05%	10/15/27	69,597
1,225,000	CVS Health Corp.	1.75%	08/21/30	979,991
1,850,000	CVS Health Corp.	5.13%	07/20/45	1,648,243
1,651,000	CVS Health Corp.	5.05%	03/25/48	1,448,756
				31,383,277
	Pipelines — 0.4%
340,000	Columbia Pipelines Operating Co. LLC (c)	6.04%	11/15/33	343,310
1,030,000	Energy Transfer L.P.	6.55%	12/01/33	1,078,191
3,200,000	Energy Transfer L.P.	4.90%	03/15/35	2,909,261
2,600,000	Energy Transfer L.P.	6.13%	12/15/45	2,500,374
2,101,000	Energy Transfer L.P.	5.40%	10/01/47	1,851,129
3,640,000	NGPL PipeCo LLC (c)	4.88%	08/15/27	3,501,898
1,500,000	Rockies Express Pipeline LLC (c)	4.80%	05/15/30	1,344,488
1,360,000	Rockies Express Pipeline LLC (c)	6.88%	04/15/40	1,240,597
1,555,000	Venture Global Calcasieu Pass LLC (c)	6.25%	01/15/30	1,527,231
1,114,000	Venture Global LNG, Inc. (c)	9.50%	02/01/29	1,150,116
900,000	Venture Global LNG, Inc. (c)	9.88%	02/01/32	922,921
				18,369,516
	Real Estate Investment Trusts — 1.8%
612,000	Alexandria Real Estate Equities, Inc.	4.50%	07/30/29	578,609
500,000	American Assets Trust L.P.	3.38%	02/01/31	382,261
226,000	American Homes 4 Rent L.P.	3.63%	04/15/32	193,855
4,665,000	American Homes 4 Rent L.P.	3.38%	07/15/51	2,897,642
300,000	American Homes 4 Rent L.P.	4.30%	04/15/52	223,861
3,230,000	American Tower Corp.	2.70%	04/15/31	2,660,689
750,000	American Tower Corp. (EUR)	1.00%	01/15/32	636,929
7,465,000	American Tower Corp.	5.55%	07/15/33	7,386,987
6,901,000	Crown Castle, Inc.	2.50%	07/15/31	5,551,109
750,000	CubeSmart L.P.	4.38%	02/15/29	704,247
543,000	Extra Space Storage L.P.	3.90%	04/01/29	498,499
1,135,000	Extra Space Storage L.P.	2.20%	10/15/30	902,111
615,000	Extra Space Storage L.P.	2.55%	06/01/31	491,852
872,000	Extra Space Storage L.P.	2.40%	10/15/31	687,000
3,610,000	Extra Space Storage L.P.	2.35%	03/15/32	2,800,243
1,210,000	GLP Capital L.P. / GLP Financing II, Inc.	5.30%	01/15/29	1,158,607
11,305,000	GLP Capital L.P. / GLP Financing II, Inc.	4.00%	01/15/30	9,929,750
615,000	GLP Capital L.P. / GLP Financing II, Inc.	4.00%	01/15/31	526,547
1,763,000	GLP Capital L.P. / GLP Financing II, Inc.	3.25%	01/15/32	1,417,667
895,000	Healthcare Realty Holdings L.P.	3.63%	01/15/28	810,775
2,000,000	Healthcare Realty Holdings L.P.	3.10%	02/15/30	1,698,596
6,020,000	Healthcare Realty Holdings L.P.	2.00%	03/15/31	4,650,863
453,000	Healthcare Realty Holdings L.P.	2.05%	03/15/31	335,925

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (b) (Continued)
	Real Estate Investment Trusts (Continued)
$5,960,000	Hudson Pacific Properties L.P.	3.95%	11/01/27	$4,628,624
2,275,000	Hudson Pacific Properties L.P.	4.65%	04/01/29	1,688,429
1,135,000	Hudson Pacific Properties L.P.	3.25%	01/15/30	761,965
4,569,000	Invitation Homes Operating Partnership L.P.	2.00%	08/15/31	3,456,452
1,960,000	Invitation Homes Operating Partnership L.P.	5.50%	08/15/33	1,873,765
860,000	Kilroy Realty L.P.	2.50%	11/15/32	603,731
1,093,000	Kilroy Realty L.P.	2.65%	11/15/33	759,219
1,605,000	LXP Industrial Trust	2.70%	09/15/30	1,282,217
3,852,000	LXP Industrial Trust	2.38%	10/01/31	2,935,904
475,000	Physicians Realty L.P.	4.30%	03/15/27	455,672
54,000	Physicians Realty L.P.	3.95%	01/15/28	50,228
670,000	Piedmont Operating Partnership L.P.	3.15%	08/15/30	485,328
3,000,000	Prologis Euro Finance LLC, Medium-Term Note (EUR)	4.25%	01/31/43	3,026,735
2,510,000	Realty Income Corp. (EUR)	5.13%	07/06/34	2,815,495
170,000	Rexford Industrial Realty L.P.	2.15%	09/01/31	129,975
1,000,000	Ventas Realty L.P.	2.65%	01/15/25	962,538
750,000	VICI Properties L.P.	4.95%	02/15/30	698,000
5,984,000	VICI Properties L.P.	5.13%	05/15/32	5,514,695
350,000	VICI Properties L.P. / VICI Note Co., Inc. (c)	4.63%	06/15/25	340,578
1,275,000	VICI Properties L.P. / VICI Note Co., Inc. (c)	4.50%	09/01/26	1,212,060
55,000	VICI Properties L.P. / VICI Note Co., Inc. (c)	3.75%	02/15/27	50,966
867,000	VICI Properties L.P. / VICI Note Co., Inc. (c)	4.50%	01/15/28	805,612
2,675,000	VICI Properties L.P. / VICI Note Co., Inc. (c)	3.88%	02/15/29	2,383,973
1,570,000	VICI Properties L.P. / VICI Note Co., Inc. (c)	4.13%	08/15/30	1,369,519
				85,416,304
	Retail — 0.3%
7,335,000	7-Eleven, Inc. (c)	0.80%	02/10/24	7,263,386
475,000	Ferrellgas L.P. / Ferrellgas Finance Corp. (c)	5.88%	04/01/29	437,733
1,975,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (c)	6.75%	01/15/30	1,668,469
5,035,000	Michaels (The) Cos., Inc. (c)	7.88%	05/01/29	2,866,123
685,000	Raising Cane’s Restaurants LLC (c)	9.38%	05/01/29	720,137
				12,955,848
	Software — 0.4%
1,400,000	Fiserv, Inc.	2.25%	06/01/27	1,267,777
510,000	Fiserv, Inc.	2.65%	06/01/30	433,484
5,485,000	Fiserv, Inc.	5.63%	08/21/33	5,516,789
1,090,000	Oracle Corp.	6.50%	04/15/38	1,167,332
3,000,000	Oracle Corp.	4.13%	05/15/45	2,343,056
3,015,000	Oracle Corp.	3.60%	04/01/50	2,107,186
8,372,000	Oracle Corp.	3.95%	03/25/51	6,198,920
				19,034,544
	Telecommunications — 0.8%
145,000	AT&T, Inc.	4.30%	12/15/42	118,910
1,200,000	AT&T, Inc.	4.75%	05/15/46	1,017,739
2,000,000	Frontier Communications Holdings LLC (c)	5.00%	05/01/28	1,796,128
3,666,000	Frontier Communications Holdings LLC (c)	8.63%	03/15/31	3,613,934
4,500,000	SES GLOBAL Americas Holdings, Inc. (c)	5.30%	03/25/44	3,261,176
3,280,000	Sprint Capital Corp.	8.75%	03/15/32	3,922,687

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (b) (Continued)
	Telecommunications (Continued)
$202,125	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (c)	4.74%	03/20/25	$200,482
19,030,500	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (c)	5.15%	03/20/28	18,765,910
3,415,000	T-Mobile USA, Inc.	3.75%	04/15/27	3,257,069
741,000	T-Mobile USA, Inc.	2.55%	02/15/31	614,485
				36,568,520
	Total Corporate Bonds and Notes			880,683,818
	(Cost $954,161,627)
ASSET-BACKED SECURITIES — 9.9%
	ACE Securities Corp. Home Equity Loan Trust
14,043,416	Series 2007-HE1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.30% (e)	5.76%	01/25/37	7,347,985
12,462,538	Series 2007-WM2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.21% (e)	5.67%	02/25/37	5,221,687
	AGL CLO Ltd.
13,000,000	Series 2021-12A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.16% (c) (e)	6.84%	07/20/34	12,961,000
	AMSR Trust
5,000,000	Series 2021-SFR3, Class G (c)	3.80%	10/17/38	4,246,382
	Argent Securities, Inc.
76,497	Series 2005-W2, Class M1, 1 Mo. CME Term SOFR + CSA + 0.74% (e)	6.19%	10/25/35	74,247
	Asset Backed Funding Certificates Trust
7,957,100	Series 2006-HE1, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.11% (e)	5.57%	01/25/37	4,469,439
	Bardot CLO Ltd.
10,400,000	Series 2019-2A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.60% (c) (e)	7.27%	10/22/32	10,246,178
	Barings CLO Ltd.
12,500,000	Series 2019-2A, Class A2R, 3 Mo. CME Term SOFR + CSA + 1.70% (c) (e)	7.36%	04/15/36	12,337,050
	Carrington Mortgage Loan Trust
18,000,000	Series 2006-NC4, Class A4, 1 Mo. CME Term SOFR + CSA + 0.24% (e)	5.70%	10/25/36	14,253,095
319,049	Series 2006-OPT1, Class M1, 1 Mo. CME Term SOFR + CSA + 0.53% (e)	5.98%	02/25/36	311,614
	Carvana Auto Receivables Trust
70,350	Series 2022-P3, Class R (c)	(g)	09/10/29	10,386,587
	CF Hippolyta Issuer LLC
9,255,361	Series 2020-1, Class A1 (c)	1.69%	07/15/60	8,480,128
	CIFC Funding Ltd.
5,610,000	Series 2021-7A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.13% (c) (e)	6.80%	01/23/35	5,577,566
	CIM Trust
4,085,104	Series 2021-NR3, Class A1, steps up to 5.57% on 04/01/24 (c) (h)	2.57%	06/25/57	3,999,719
15,047,186	Series 2021-NR4, Class A1, steps up to 5.82% on 10/25/24 (c) (h)	2.82%	10/25/61	14,420,498
14,780,516	Series 2023-NR1, Class A1, steps up to 9.00% on 01/01/26 (c) (h)	6.00%	06/25/62	14,676,894

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Citigroup Mortgage Loan Trust
$45,456	Series 2006-HE2, Class M1, 1 Mo. CME Term SOFR + CSA + 0.44% (e)	5.89%	08/25/36	$45,411
	Dryden 70 CLO Ltd.
2,500,000	Series 2018-70A, Class B, 3 Mo. CME Term SOFR + CSA + 1.70% (c) (e)	7.36%	01/16/32	2,475,840
	Dryden Senior Loan Fund
664,045	Series 2013-26A, Class AR, 3 Mo. CME Term SOFR + CSA + 0.90% (c) (e)	6.56%	04/15/29	662,561
503,054	Series 2013-28A, Class A1LR, 3 Mo. CME Term SOFR + CSA + 1.20% (c) (e)	6.85%	08/15/30	502,641
	ECMC Group Student Loan Trust
1,348,351	Series 2017-2A, Class A, 30 Day Average SOFR + 1.16% (c) (e)	6.49%	05/25/67	1,333,652
	Elmwood CLO VI Ltd.
13,400,000	Series 2020-3A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.65% (c) (e)	7.33%	10/20/34	13,210,864
	Exeter Automobile Receivables Trust
10,000	Series 2021-4A, Class R (c)	(g)	12/15/33	2,115,077
	First Franklin Mortgage Loan Trust
15,524,887	Series 2006-FF13, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.32% (e)	5.78%	10/25/36	9,842,493
11,604,837	Series 2007-FF2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.28% (e)	5.74%	03/25/37	5,979,097
	GE-WMC Mortgage Securities LLC
259,188	Series 2005-1, Class M1, 1 Mo. CME Term SOFR + CSA + 0.66% (e)	6.12%	10/25/35	251,627
	GoldenTree Loan Management US CLO Ltd.
5,000,000	Series 2020-8A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.15% (c) (e)	6.83%	10/20/34	4,984,142
	GSAMP Trust
12,219,574	Series 2006-NC2, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.30% (e)	5.76%	06/25/36	6,398,004
8,952,073	Series 2007-FM2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.14% (e)	5.60%	01/25/37	5,184,672
	JP Morgan Mortgage Acquisition Trust
2,145,499	Series 2006-WF1, Class A6	6.50%	07/25/36	608,112
17,190,398	Series 2006-WMC2, Class A4, 1 Mo. CME Term SOFR + CSA + 0.30% (e)	5.76%	07/25/36	7,089,748
18,188,103	Series 2006-WMC2, Class A5, 1 Mo. CME Term SOFR + CSA + 0.50% (e)	5.96%	07/25/36	7,528,936
61,067	Series 2007-CH2, Class MV1, 1 Mo. CME Term SOFR + CSA + 0.28% (e)	5.74%	01/25/37	60,955
	Lehman XS Trust
2,621,497	Series 2006-9, Class A1C, 1 Mo. CME Term SOFR + CSA + 0.52% (e)	5.98%	05/25/46	2,264,787
	Long Beach Mortgage Loan Trust
348,701	Series 2006-1, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.44% (e)	5.90%	02/25/36	335,117
	Madison Park Funding XXVII Ltd.
250,000	Series 2018-27A, Class A2, 3 Mo. CME Term SOFR + CSA + 1.35% (c) (e)	7.03%	04/20/30	245,566

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Magnetite VII Ltd.
$2,469,418	Series 2012-7A, Class A1R2, 3 Mo. CME Term SOFR + CSA + 0.80% (c) (e)	6.46%	01/15/28	$2,464,913
	Mastr Asset Backed Securities Trust
6,899,994	Series 2006-WMC3, Class A2, 1 Mo. CME Term SOFR + CSA + 0.10% (e)	5.56%	08/25/36	2,476,619
	Merrill Lynch First Franklin Mortgage Loan Trust
259,756	Series 2007-3, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.26% (e)	5.72%	06/25/37	194,521
	Mid-State Trust
79,472	Series 11, Class A1	4.86%	07/15/38	77,240
	Morgan Stanley ABS Capital I, Inc. Trust
9,726,779	Series 2006-HE4, Class A3, 1 Mo. CME Term SOFR + CSA + 0.30% (e)	5.76%	06/25/36	4,975,367
5,261,705	Series 2006-HE8, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.10% (e)	5.56%	10/25/36	2,229,493
180,886	Series 2006-NC1, Class M1, 1 Mo. CME Term SOFR + CSA + 0.57% (e)	6.03%	12/25/35	178,032
5,645,018	Series 2007-HE1, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.23% (e)	5.69%	11/25/36	3,143,936
25,088,366	Series 2007-HE2, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.21% (e)	5.67%	01/25/37	10,926,528
6,076,128	Series 2007-NC3, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.26% (e)	5.72%	05/25/37	4,331,060
	Navient Student Loan Trust
158,366	Series 2014-1, Class A3, 30 Day Average SOFR + CSA + 0.51% (e)	5.95%	06/25/31	153,212
264,594	Series 2017-3A, Class A3, 30 Day Average SOFR + 1.16% (c) (e)	6.49%	07/26/66	262,934
	New Century Home Equity Loan Trust
173,432	Series 2005-4, Class M3, 1 Mo. CME Term SOFR + CSA + 0.83% (e)	6.28%	09/25/35	174,206
	New Residential Mortgage Loan Trust
16,615,000	Series 2022-SFR2, Class B (c)	3.75%	09/04/39	15,102,611
15,000,000	Series 2022-SFR2, Class E1 (c)	4.00%	09/04/39	12,941,572
	OCP CLO Ltd.
6,200,000	Series 2020-19A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.15% (c) (e)	6.83%	10/20/34	6,175,325
8,530,000	Series 2021-21A, Class B, 3 Mo. CME Term SOFR + CSA + 1.70% (c) (e)	7.38%	07/20/34	8,374,761
	Octagon Investment Partners 46 Ltd.
14,000,000	Series 2020-2A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.16% (c) (e)	6.82%	07/15/36	13,951,789
	OHA Credit Funding 4 Ltd.
12,685,000	Series 2019-4A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.65% (c) (e)	7.32%	10/22/36	12,605,719
	Pretium Mortgage Credit Partners LLC
8,903,747	Series 2022-RN3, Class A1, steps up to 8.0% on 8/25/25 (c) (h)	5.00%	08/25/52	8,730,455
	Progress Residential Trust
9,120,000	Series 2021-SFR2, Class G (c)	4.25%	04/19/38	8,184,509
4,130,000	Series 2021-SFR3, Class G (c)	4.25%	05/17/26	3,681,965

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	PRPM LLC
$8,582,240	Series 2021-7, Class A1, steps up to 4.87% on 08/25/24 (c) (h)	1.87%	08/25/26	$8,153,543
16,434,759	Series 2021-10, Class A1, steps up to 5.49% on 10/25/24 (c) (h)	2.49%	10/25/26	15,704,358
	Rad CLO 14 Ltd.
10,000,000	Series 2021-14A, Class B, 3 Mo. CME Term SOFR + CSA + 1.65% (c) (e)	7.31%	01/15/35	9,855,261
	Residential Asset Securities Corp.
65,881	Series 2006-EMX3, Class A3, 1 Mo. CME Term SOFR + CSA + 0.28% (e)	5.40%	04/25/36	64,655
424,391	Series 2006-KS3, Class M1, 1 Mo. CME Term SOFR + CSA + 0.33% (e)	4.80%	04/25/36	415,050
	Rockford Tower CLO Ltd.
8,697,813	Series 2017-3A, Class A, 3 Mo. CME Term SOFR + CSA + 1.19% (c) (e)	6.87%	10/20/30	8,694,811
	Saxon Asset Securities Trust
524,902	Series 2007-2, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.24% (e)	5.70%	05/25/47	358,742
	Securitized Asset-Backed Receivables LLC Trust
22,036,459	Series 2006-WM4, Class A1, 1 Mo. CME Term SOFR + CSA + 0.38% (c) (e)	5.84%	11/25/36	11,069,259
	Skyline Aircraft Finance LLC
11,822,243	Series 2020-1, Class A (i) (j)	3.23%	05/10/38	10,495,788
	SLC Student Loan Trust
919,366	Series 2008-1, Class A4A, 90 Day Average SOFR + CSA + 1.60% (e)	7.08%	12/15/32	926,086
	SLM Student Loan Trust
357,698	Series 2005-9, Class A7A, 90 Day Average SOFR + CSA + 0.60% (e)	6.20%	01/25/41	356,617
80,000	Series 2007-7, Class B, 90 Day Average SOFR + CSA + 0.75% (e)	6.35%	10/27/70	72,157
130,000	Series 2008-2, Class B, 90 Day Average SOFR + CSA + 1.20% (e)	6.80%	01/25/83	120,628
700,000	Series 2008-3, Class B, 90 Day Average SOFR + CSA + 1.20% (e)	6.80%	04/26/83	633,149
3,310,094	Series 2008-6, Class A4, 90 Day Average SOFR + 1.36% (e)	6.70%	07/25/23	3,259,646
320,000	Series 2008-7, Class B, 90 Day Average SOFR + 2.11% (e)	7.45%	07/26/83	295,077
515,465	Series 2012-2, Class A, 30 Day Average SOFR + 0.81% (e)	6.14%	01/25/29	490,456
490,972	Series 2012-3, Class A, 30 Day Average SOFR + 0.76% (e)	6.09%	12/27/38	482,659
181,963	Series 2012-6, Class A3, 30 Day Average SOFR + 0.86% (e)	6.19%	05/26/26	174,757
2,731,697	Series 2012-7, Class A3, 30 Day Average SOFR + 0.76% (e)	6.09%	05/26/26	2,623,506
555,000	Series 2012-7, Class B, 30 Day Average SOFR + CSA + 1.80% (e)	7.24%	09/25/43	509,898
96,450	Series 2013-2, Class A, 30 Day Average SOFR + 0.56% (e)	5.89%	06/25/43	94,827
	Soundview Home Loan Trust
5,895,498	Series 2007-OPT4, Class 1A1, 1 Mo. CME Term SOFR + CSA + 1.00% (e)	6.46%	09/25/37	3,967,671
	Structured Asset Investment Loan Trust
525,498	Series 2004-6, Class A3, 1 Mo. CME Term SOFR + CSA + 0.80% (e)	6.26%	07/25/34	513,605
11,345	Series 2005-2, Class M2, 1 Mo. CME Term SOFR + CSA + 0.74% (e)	6.19%	03/25/35	11,324

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Structured Asset Securities Corp. Mortgage Loan Trust
$619,730	Series 2005-NC2, Class M5, 1 Mo. CME Term SOFR + CSA + 0.93% (e)	6.39%	05/25/35	$625,704
	TAL Advantage VII LLC
8,010,000	Series 2020-1A, Class A (c)	2.05%	09/20/45	7,127,764
	TIF Funding II LLC
7,226,500	Series 2020-1A, Class A (c)	2.09%	08/20/45	6,363,068
	Trestles CLO V Ltd.
13,000,000	Series 2021-5A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.17% (c) (e)	6.85%	10/20/34	12,910,223
	Voya CLO Ltd.
13,000,000	Series 2020-1A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.15% (c) (e)	6.81%	07/16/34	12,916,471
	Wachovia Student Loan Trust
508,024	Series 2006-1, Class A6, 90 Day Average SOFR + 0.43% (c) (e)	5.77%	04/25/40	491,485
	WaMu Asset-Backed Certificates WaMu Trust
1,047,257	Series 2007-HE2, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.11% (e)	5.57%	04/25/37	369,637
3,634,159	Series 2007-HE2, Class 2A2, 1 Mo. CME Term SOFR + CSA + 0.19% (e)	5.65%	04/25/37	1,286,023
7,787,483	Series 2007-HE2, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.25% (e)	5.71%	04/25/37	2,758,558
	Wellman Park CLO Ltd.
11,650,000	Series 2021-1A, Class B, 3 Mo. CME Term SOFR + CSA + 1.60% (c) (e)	7.26%	07/15/34	11,495,157
	Total Asset-Backed Securities			457,153,758
	(Cost $503,520,980)
MORTGAGE-BACKED SECURITIES — 8.4%
	Collateralized Mortgage Obligations — 4.8%
	Ajax Mortgage Loan Trust
2,122,413	Series 2019-F, Class A1, steps up to 3.86% on 11/25/26 (c) (h)	2.86%	07/25/59	1,999,971
	Alternative Loan Trust
4,730,518	Series 2005-16, Class A4, 1 Mo. CME Term SOFR + CSA + 0.48% (e)	5.94%	06/25/35	4,047,256
5,348,109	Series 2005-56, Class 1A1, 1 Mo. CME Term SOFR + CSA + 1.46% (e)	6.92%	11/25/35	4,759,468
5,139,525	Series 2005-67CB, Class A1	5.50%	01/25/36	3,789,737
2,545,687	Series 2007-13, Class A1	6.00%	06/25/47	1,305,637
	American Home Mortgage Assets Trust
11,875,028	Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (e)	5.63%	02/25/47	4,313,808
	American Home Mortgage Investment Trust
1,425,961	Series 2005-4, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.58% (e)	6.04%	11/25/45	1,212,150
	Banc of America Funding Trust
365,019	Series 2014-R6, Class 2A13 (c) (k)	5.70%	07/26/36	358,503
	Bear Stearns Mortgage Funding Trust
85,843	Series 2006-AR1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.42% (e)	5.88%	07/25/36	74,653
2,075,687	Series 2006-AR3, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.36% (e)	5.82%	10/25/36	1,704,406

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Bear Stearns Mortgage Funding Trust (Continued)
$2,968,264	Series 2006-AR5, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.38% (e)	5.84%	01/25/37	$2,647,059
158,855	Series 2007-AR5, Class 1A1G, 1 Mo. CME Term SOFR + CSA + 0.32% (e)	5.78%	06/25/47	131,063
	CIM Trust
2,575,758	Series 2019-R1, Class A (c)	3.25%	10/25/58	2,241,962
2,908,875	Series 2019-R4, Class A1 (c)	3.00%	10/25/59	2,632,380
4,650,610	Series 2020-R3, Class A1A (c)	4.00%	01/26/60	4,287,585
21,112,000	Series 2020-R7, Class A1B (c) (l)	2.25%	12/27/61	13,689,357
13,241,151	Series 2021-R3, Class A1A (c)	1.95%	06/25/57	11,682,984
14,593,674	Series 2023-R1, Class A1A (c)	5.40%	04/25/62	13,536,921
14,448,079	Series 2023-R3, Class A1A (c)	4.50%	01/25/63	12,375,694
	Connecticut Avenue Securities Trust
6,820,920	Series 2019-R04, Class 2B1, 30 Day Average SOFR + 5.36% (c) (e)	10.69%	06/25/39	7,273,831
6,500,000	Series 2021-R01, Class 1B1, 30 Day Average SOFR + 3.10% (c) (e)	8.43%	10/25/41	6,564,828
	Credit Suisse Mortgage Trust
8,803,991	Series 2007-2, Class 1A4	5.75%	03/25/37	4,599,435
26,251,092	Series 2007-3, Class 1A1A	5.84%	04/25/37	6,401,654
13,802,632	Series 2021-RP11 (c)	3.77%	10/25/61	10,238,066
	CSMCM Trust
591,662	Series 2021-RP11 (c)	3.78%	10/27/61	435,794
	GMACM Mortgage Loan Trust
1,273,407	Series 2006-AR1, Class 1A1 (k)	3.36%	04/19/36	968,583
1,154,167	Series 2006-J1, Class A4	5.75%	04/25/36	976,552
	GreenPoint Mortgage Funding Trust
63,751	Series 2006-AR1, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.58% (e)	6.04%	02/25/36	54,355
	GSR Mortgage Loan Trust
21,406,942	Series 2006-OA1, Class 2A2, 1 Mo. CME Term SOFR + CSA + 0.52% (e)	5.98%	08/25/46	5,402,917
	HarborView Mortgage Loan Trust
167,312	Series 2005-10, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.62% (e)	6.07%	11/19/35	114,922
1,025,515	Series 2007-7, Class 1A1, 1 Mo. CME Term SOFR + CSA + 2.00% (e)	7.46%	10/25/37	746,346
	HomeBanc Mortgage Trust
503,337	Series 2004-2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.74% (e)	6.20%	12/25/34	468,512
	Impac CMB Trust
139,809	Series 2005-2, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.52% (e)	5.98%	04/25/35	129,836
442,350	Series 2005-4, Class 1A1A, 1 Mo. CME Term SOFR + CSA + 0.27% (e)	5.50%	05/25/35	398,722
	IndyMac INDX Mortgage Loan Trust
1,204,547	Series 2005-AR14, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.60% (e)	6.06%	07/25/35	940,854
15,666,138	Series 2005-AR29, Class A1 (k)	3.65%	01/25/36	12,636,330

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	IndyMac INDX Mortgage Loan Trust (Continued)
$2,795,730	Series 2006-AR6, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.40% (e)	5.86%	06/25/46	$2,118,888
3,538,706	Series 2007-FLX4, Class 2A2, 1 Mo. CME Term SOFR + CSA + 0.50% (e)	5.96%	07/25/37	3,112,017
	JP Morgan Mortgage Trust
1,326,823	Series 2006-A4, Class 1A1 (k)	4.50%	06/25/36	913,354
	Lehman XS Trust
224,267	Series 2006-16N, Class A4A, 1 Mo. CME Term SOFR + CSA + 0.38% (e)	5.84%	11/25/46	188,574
4,340,569	Series 2007-16N, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.94% (e)	6.40%	09/25/47	3,934,725
2,100,225	Series 2007-16N, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.80% (e)	6.26%	09/25/47	1,759,448
	Merrill Lynch Alternative Note Asset Trust
2,924,073	Series 2007-OAR3, Class A1, 1 Mo. CME Term SOFR + CSA + 0.19% (e)	5.65%	07/25/47	2,552,245
	Morgan Stanley Mortgage Loan Trust
19,804	Series 2005-2AR, Class A, 1 Mo. CME Term SOFR + CSA + 0.26% (e)	5.72%	04/25/35	18,240
	MortgageIT Trust
39,298	Series 2005-5, Class A1, 1 Mo. CME Term SOFR + CSA + 0.52% (e)	5.98%	12/25/35	38,038
	Nomura Resecuritization Trust
208,380	Series 2015-5R, Class 1A1 (c)	4.00%	08/26/37	205,456
	OBX Trust
4,065,835	Series 2021-NQM2, Class A1 (c)	1.10%	05/25/61	3,058,000
10,010,055	Series 2021-NQM3, Class A1 (c)	1.05%	07/25/61	7,450,828
	Opteum Mortgage Acceptance Corp.
794,785	Series 2005-5, Class 1A1D, 1 Mo. CME Term SOFR + CSA + 0.76% (e)	6.22%	12/25/35	732,405
250,668	Series 2006-1, Class 1APT, 1 Mo. CME Term SOFR + CSA + 0.42% (e)	5.88%	04/25/36	223,766
	PRKCM Trust
16,613,115	Series 2021-AFC2, Class A1 (c)	2.07%	11/25/56	13,572,076
	RALI Trust
6,051,209	Series 2007-QS7, Class 1A1	6.00%	05/25/37	4,532,290
2,811,863	Series 2007-QS9, Class A33	6.50%	07/25/37	2,152,691
	RFMSI Trust
6,178,207	Series 2007-S6, Class 1A4	6.00%	06/25/37	4,500,272
	Structured Adjustable Rate Mortgage Loan Trust
10,568	Series 2004-12, Class 3A1 (k)	5.91%	09/25/34	10,179
22,346,001	Series 2006-2, Class 4A1 (k)	4.56%	03/25/36	13,126,260
	Structured Asset Mortgage Investments II Trust
1,356,383	Series 2006-AR1, Class 3A1, 1 Mo. CME Term SOFR + CSA + 0.46% (e)	5.92%	02/25/36	1,038,327
6,750,819	Series 2006-AR7, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.42% (e)	5.88%	08/25/36	5,329,468
4,910,364	Series 2007-AR6, Class A1, 12 Mo. Treasury Average + 1.50% (e)	6.43%	08/25/47	3,887,234

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	WaMu Mortgage Pass-Through Certificates Trust
$63,345	Series 2005-AR1, Class A2A1, 1 Mo. CME Term SOFR + CSA + 0.68% (e)	6.14%	01/25/45	$58,549
135,673	Series 2005-AR15, Class A1A1, 1 Mo. CME Term SOFR + CSA + 0.52% (e)	5.98%	11/25/45	120,898
172,669	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (e)	5.93%	02/25/46	148,644
266,595	Series 2006-AR4, Class 1A1A, 12 Mo. Treasury Average + 0.94% (e)	4.40%	05/25/46	239,380
				220,164,383
	Commercial Mortgage-Backed Securities — 3.6%
	BFLD TRUST Mortgage-Backed Securities
2,000,000	Series 2020-EYP, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (c) (e)	6.59%	10/15/35	1,520,568
	BX Commercial Mortgage Trust
7,250,766	Series 2019-XL, Class A, 1 Mo. CME Term SOFR + CSA + 0.92% (c) (e)	6.36%	10/15/36	7,234,373
12,546,000	Series 2020-VIV2, Class C (c) (k)	3.66%	03/09/44	10,281,104
9,320,000	Series 2020-VIVA, Class D (c) (k)	3.67%	03/11/44	7,451,717
3,909,651	Series 2021-XL2, Class J, 1 Mo. CME Term SOFR + CSA + 3.89% (c) (e)	9.33%	10/15/38	3,671,847
	BX Trust
8,670,000	Series 2019-OC11, Class D (c) (k)	4.08%	12/09/41	7,286,637
	BXHPP Trust
5,200,000	Series 2021-FILM, Class E, 1 Mo. CME Term SOFR + CSA + 2.00% (c) (e)	7.44%	08/15/36	4,414,983
	BXP Trust
8,500,000	Series 2017-CC, Class B (c) (k)	3.67%	08/13/37	7,348,019
1,440,000	Series 2017-CC, Class D (c) (k)	3.67%	08/13/37	1,048,173
5,000,000	Series 2017-GM, Class D (c) (k)	3.54%	06/13/39	4,229,852
	BXSC Commercial Mortgage Trust
8,450,000	Series 2022-WSS, Class D, 1 Mo. CME Term SOFR + 3.19% (c) (e)	8.51%	03/15/35	8,292,138
	CAMB Commercial Mortgage Trust
9,150,000	Series 2019-LIFE, Class F, 1 Mo. CME Term SOFR + CSA + 2.55% (c) (e)	7.92%	12/15/37	8,840,447
	CENT Trust
6,470,000	Series 2023-CITY, Class A, 1 Mo. CME Term SOFR + 2.62% (c) (e)	7.94%	09/15/28	6,518,058
	Century Plaza Towers
3,500,000	Series 2019-CPT, Class A (c)	2.87%	11/13/39	2,851,011
	CRSO Trust
1,700,000	Series 2023-BRND	7.91%	07/10/28	1,707,722
	DC Office Trust
3,600,000	Series 2019-MTC, Class A (c)	2.97%	09/15/45	2,897,761
	DROP Mortgage Trust
12,284,000	Series 2021-FILE, Class B, 1 Mo. CME Term SOFR + CSA + 1.70% (c) (e)	7.14%	10/15/43	10,459,126
	Grace Trust
5,080,000	Series 2020-GRCE, Class D (c) (k)	2.77%	12/10/40	3,598,488

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Hilton U.S.A. Trust
$7,000,000	Series 2016-HHV, Class F (c) (k)	4.33%	11/05/38	$6,239,998
	Hudson Yards Mortgage Trust
3,537,000	Series 2019-30HY, Class D (c) (k)	3.56%	07/10/39	2,790,826
	Life Mortgage Trust
4,914,851	Series 2021-BMR, Class F, 1 Mo. CME Term SOFR + 2.46% (c) (e)	7.79%	03/15/38	4,632,222
7,863,761	Series 2021-BMR, Class G, 1 Mo. CME Term SOFR + CSA + 2.95% (c) (e)	8.39%	03/15/38	7,446,522
	Manhattan West
3,855,000	Series 2020-1MW, Class A (c)	2.13%	09/10/39	3,336,003
	Med Trust
6,966,566	Series 2021-MDLN, Class D, 1 Mo. CME Term SOFR + CSA + 2.00% (c) (e)	7.44%	11/15/38	6,736,529
	MKT Mortgage Trust
2,719,000	Series 2020-525M, Class D (c) (k)	3.04%	02/12/40	1,325,775
	SFAVE Commercial Mortgage Securities Trust
9,265,000	Series 2015-5AVE, Class A2A (c) (k)	3.66%	01/05/43	6,621,287
	SLG Office Trust
7,600,000	Series 2021-OVA, Class A (c)	2.59%	07/15/41	6,038,262
5,000,000	Series 2021-OVA, Class E (c)	2.85%	07/15/41	3,532,273
5,000,000	Series 2021-OVA, Class F (c)	2.85%	07/15/41	3,412,868
	SREIT Trust
7,100,000	Series 2021-PALM, Class E, 1 Mo. CME Term SOFR + 1.91% (c) (e)	7.35%	10/15/34	6,672,737
6,430,000	Series 2021-PALM, Class G, 1 Mo. CME Term SOFR + 3.62% (c) (e)	9.05%	10/15/34	6,067,089
	TPGI Trust
3,600,000	Series 2021-DGWD, Class E, 1 Mo. CME Term SOFR + CSA + 2.35% (c) (e)	7.79%	06/15/26	3,423,393
				167,927,808
	Total Mortgage-Backed Securities			388,092,191
	(Cost $445,390,983)
FOREIGN CORPORATE BONDS AND NOTES (b) — 5.4%
	Agriculture — 0.2%
2,325,000	Imperial Brands Finance PLC (c)	3.13%	07/26/24	2,281,533
1,790,000	Imperial Brands Finance PLC (c)	4.25%	07/21/25	1,747,147
3,295,000	Imperial Brands Finance PLC (c)	3.50%	07/26/26	3,106,631
				7,135,311
	Airlines — 0.0%
558,000	Air Canada Pass-Through Trust, Series 2017-1, Class AA (c)	3.30%	01/15/30	490,244
	Banks — 2.3%
1,830,000	HSBC Holdings PLC (d)	2.10%	06/04/26	1,725,230
1,765,000	HSBC Holdings PLC (d)	4.76%	06/09/28	1,708,046
6,100,000	HSBC Holdings PLC (d)	2.01%	09/22/28	5,320,156
8,045,000	HSBC Holdings PLC (d)	2.21%	08/17/29	6,832,078
9,845,000	HSBC Holdings PLC (d)	2.80%	05/24/32	7,909,546
2,075,000	HSBC Holdings PLC (d)	6.33%	03/09/44	2,109,412
3,000,000	Lloyds Banking Group PLC (d)	3.87%	07/09/25	2,961,478

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (b) (Continued)
	Banks (Continued)
$5,000,000	Lloyds Banking Group PLC (d)	1.63%	05/11/27	$4,514,804
3,000,000	Lloyds Banking Group PLC (d)	3.57%	11/07/28	2,763,866
1,245,000	Lloyds Banking Group PLC (d)	4.98%	08/11/33	1,157,071
2,610,000	NatWest Group PLC (d)	4.27%	03/22/25	2,593,803
5,545,000	Santander UK Group Holdings PLC (d)	1.09%	03/15/25	5,452,740
930,000	Santander UK Group Holdings PLC (d)	1.53%	08/21/26	855,182
5,250,000	Santander UK Group Holdings PLC (d)	1.67%	06/14/27	4,689,582
1,735,000	Santander UK Group Holdings PLC (d)	2.47%	01/11/28	1,547,536
4,485,000	UBS Group AG (c) (d)	2.59%	09/11/25	4,359,284
1,200,000	UBS Group AG (c) (d)	1.36%	01/30/27	1,084,841
13,495,000	UBS Group AG (c) (d)	1.31%	02/02/27	12,211,690
390,000	UBS Group AG (c)	4.28%	01/09/28	368,800
15,740,000	UBS Group AG (c) (d)	4.19%	04/01/31	14,137,882
5,970,000	UBS Group AG (c) (d)	3.09%	05/14/32	4,876,396
3,245,000	UBS Group AG (c) (d)	6.54%	08/12/33	3,313,615
13,095,000	UBS Group AG (c) (d)	9.02%	11/15/33	15,506,539
				107,999,577
	Beverages — 0.3%
6,260,000	Bacardi Ltd. (c)	4.45%	05/15/25	6,129,688
7,000,000	Becle SAB de C.V. (c)	2.50%	10/14/31	5,418,280
4,230,000	JDE Peet’s N.V. (c)	2.25%	09/24/31	3,247,688
				14,795,656
	Diversified Financial Services — 0.5%
1,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.50%	01/15/25	971,729
1,296,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.45%	10/01/25	1,259,922
11,200,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.00%	10/29/28	9,877,869
1,755,000	Avolon Holdings Funding Ltd. (c)	2.88%	02/15/25	1,676,948
670,000	Avolon Holdings Funding Ltd. (c)	3.25%	02/15/27	606,381
5,256,000	Avolon Holdings Funding Ltd. (c)	2.53%	11/18/27	4,545,359
975,000	GGAM Finance Ltd. (c)	8.00%	02/15/27	982,537
2,074,000	GGAM Finance Ltd. (c)	8.00%	06/15/28	2,099,396
467,000	Park Aerospace Holdings Ltd. (c)	5.50%	02/15/24	465,750
				22,485,891
	Electric — 0.2%
230,573	Mong Duong Finance Holdings B.V. (f)	5.13%	05/07/29	212,778
3,975,000	TenneT Holding B.V., Medium-Term Note (EUR) (f)	4.50%	10/28/34	4,671,497
2,390,000	TenneT Holding B.V., Medium-Term Note (EUR) (f)	2.75%	05/17/42	2,339,024
1,190,000	TenneT Holding B.V., Medium-Term Note (EUR) (f)	4.75%	10/28/42	1,440,931
				8,664,230
	Food — 0.5%
10,605,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS Luxembourg S.A.R.L. (c)	6.75%	03/15/34	10,666,933
1,670,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS Luxembourg S.A.R.L. (c)	7.25%	11/15/53	1,694,440
150,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.	5.50%	01/15/30	142,284
1,505,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.	3.75%	12/01/31	1,248,226
2,115,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.	3.00%	05/15/32	1,649,543
2,495,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.	5.75%	04/01/33	2,359,218

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (b) (Continued)
	Food (Continued)
$3,000,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.	4.38%	02/02/52	$2,059,598
2,015,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.	6.50%	12/01/52	1,870,457
				21,690,699
	Gas — 0.0%
1,555,000	National Gas Transmission PLC, Medium-Term Note (EUR) (f)	4.25%	04/05/30	1,710,431
	Healthcare-Products — 0.1%
1,400,000	Medtronic Global Holdings SCA (EUR)	3.38%	10/15/34	1,476,176
1,500,000	Sartorius Finance B.V. (EUR) (f)	4.50%	09/14/32	1,652,065
300,000	Sartorius Finance B.V. (EUR) (f)	4.88%	09/14/35	331,264
				3,459,505
	Healthcare-Services — 0.1%
3,250,000	Kedrion S.p.A. (c)	6.50%	09/01/29	2,892,500
	Internet — 0.1%
2,775,000	Tencent Holdings Ltd. (c)	3.98%	04/11/29	2,585,573
2,380,000	Tencent Holdings Ltd. (c)	3.84%	04/22/51	1,657,331
				4,242,904
	Investment Companies — 0.0%
2,000,000	Gaci First Investment Co. (f)	5.25%	10/13/32	2,004,162
	Media — 0.0%
714,000	VZ Secured Financing B.V. (c)	5.00%	01/15/32	586,077
	Mining — 0.0%
1,540,000	Corp. Nacional del Cobre de Chile (f)	5.13%	02/02/33	1,438,156
600,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT (c)	5.45%	05/15/30	586,245
				2,024,401
	Oil & Gas — 0.1%
450,000	Ecopetrol S.A.	8.88%	01/13/33	464,510
1,383,000	KazMunayGas National Co. JSC (f)	5.38%	04/24/30	1,304,681
1,200,000	KazMunayGas National Co. JSC (c)	3.50%	04/14/33	935,520
2,504,000	Pertamina Persero PT (c)	3.10%	08/27/30	2,182,214
1,942,000	Petroleos Mexicanos	6.63%	06/15/35	1,367,253
				6,254,178
	Packaging & Containers — 0.1%
3,571,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (c)	5.25%	08/15/27	2,626,649
1,500,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (c)	5.25%	08/15/27	1,103,325
				3,729,974
	Pharmaceuticals — 0.2%
2,490,000	1375209 BC Ltd. (c)	9.00%	01/30/28	2,406,685
1,380,000	Grifols S.A. (c)	4.75%	10/15/28	1,220,244
5,680,000	Pfizer Investment Enterprises Pte Ltd.	5.30%	05/19/53	5,542,255
				9,169,184
	Pipelines — 0.2%
1,528,992	Galaxy Pipeline Assets Bidco Ltd. (c)	2.16%	03/31/34	1,295,820
800,000	Southern Gas Corridor CJSC (f)	6.88%	03/24/26	805,884
3,010,000	TMS Issuer S.A.R.L. (f)	5.78%	08/23/32	3,050,494

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (b) (Continued)
	Pipelines (Continued)
$4,920,000	TransCanada PipeLines Ltd.	4.63%	03/01/34	$4,447,514
275,000	TransCanada PipeLines Ltd.	5.85%	03/15/36	272,838
				9,872,550
	Real Estate — 0.2%
1,270,000	Annington Funding PLC, Medium-Term Note (GBP) (f)	3.18%	07/12/29	1,373,327
1,400,000	Annington Funding PLC, Medium-Term Note (GBP) (f)	2.31%	10/06/32	1,298,984
900,000	Annington Funding PLC, Medium-Term Note (GBP) (f)	3.69%	07/12/34	899,746
1,350,000	Blackstone Property Partners Europe Holdings S.A.R.L., Medium- Term Note (EUR) (f)	1.75%	03/12/29	1,186,938
2,400,000	Blackstone Property Partners Europe Holdings S.A.R.L., Medium- Term Note (EUR) (f)	1.63%	04/20/30	1,995,454
500,000	Vonovia Finance B.V. (EUR) (f)	2.25%	04/07/30	472,600
400,000	Vonovia SE, Medium-Term Note (EUR) (f)	5.00%	11/23/30	445,622
1,800,000	Vonovia SE (EUR) (f)	1.50%	06/14/41	1,187,794
				8,860,465
	Real Estate Investment Trusts — 0.1%
1,000,000	CapitaLand Ascendas REIT, Medium-Term Note (EUR) (f)	0.75%	06/23/28	907,181
4,065,000	Digital Intrepid Holding B.V. (EUR) (f)	0.63%	07/15/31	3,312,750
				4,219,931
	Savings & Loans — 0.1%
4,055,000	Nationwide Building Society (c) (d)	2.97%	02/16/28	3,686,462
	Telecommunications — 0.0%
200,000	C&W Senior Financing DAC (c)	6.88%	09/15/27	182,697
3,860,000	Intelsat Jackson Holdings S.A. (i) (j) (m) (n)	8.50%	10/15/24	0
390,000	Intelsat Jackson Holdings S.A. (i) (j) (m) (n)	9.75%	07/15/25	0
2,000,000	Intelsat Jackson Holdings S.A. (i) (j) (m) (o)	5.50%	08/01/28	0
500,000	Ooredoo International Finance Ltd. (f)	2.63%	04/08/31	421,107
				603,804
	Water — 0.1%
2,230,000	Thames Water Utilities Finance PLC, Medium-Term Note (EUR) (f)	4.38%	01/18/31	2,239,915
	Total Foreign Corporate Bonds and Notes			248,818,051
	(Cost $260,109,526)
U.S. GOVERNMENT AGENCY SECURITIES — 3.0%
37,900,000	Federal Home Loan Bank Discount Notes	(g)	01/24/24	37,610,758
25,000,000	Federal Home Loan Bank Discount Notes	(g)	03/04/24	24,669,737
50,000,000	Federal Home Loan Bank Discount Notes	(g)	04/22/24	49,003,247
25,000,000	Federal Home Loan Bank Discount Notes	(g)	05/15/24	24,429,895
	Total U.S. Government Agency Securities			135,713,637
	(Cost $135,588,166)

Principal Value	Description	Rate (p)	Stated Maturity (q)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 1.4%
	Aerospace/Defense — 0.0%
684,715	Transdigm, Inc., Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.64%	08/24/28	685,821

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Rate (p)	Stated Maturity (q)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Airlines — 0.0%
$268,709	AAdvantage Loyalty IP Ltd., Term Loan, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.75% Floor	10.43%	04/20/28	$273,206
301,847	United Airlines, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.75% Floor	9.21%	04/21/28	302,429
				575,635
	Brokerage Assetmanagers Exchanges — 0.0%
167,832	Deerfield Dakota Holding LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 1.00% Floor	9.14%	04/09/27	164,811
	Cable Satellite — 0.1%
520,088	CSC Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.94%	04/15/27	488,191
570,000	DIRECTV Financing LLC, Term Loan, 1 Mo. CME Term SOFR + CSA + 5.00%, 0.75% Floor	10.46%	08/02/27	561,695
2,346,959	EagleView Technology Corp., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	9.15%	08/14/25	2,257,481
725,000	Virgin Media Bristol LLC, Term Loan N, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	7.83%	01/31/28	714,448
				4,021,815
	Chemicals — 0.0%
1,231,816	Chemours (The) Co., Term Loan B2, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.85%	08/18/28	1,221,814
	Consumer Cyclical Services — 0.0%
116,149	8 Avenue Food & Provisions, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	9.09%	10/01/25	109,885
349,833	Arches Buyer, Inc., Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.60%	12/06/27	344,755
293,376	Buzz Finco LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	8.20%	01/29/27	293,926
493,671	Prime Security Services Borrower LLC, Term Loan, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	8.18%	03/14/28	490,793
				1,239,359
	Consumer Products — 0.0%
105,155	AI Aqua Merger Sub, Inc., Delayed Draw Term Loan, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	9.32%	07/31/28	103,394
597,660	AI Aqua Merger Sub, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	9.07%	07/31/28	587,649
614,227	Sunshine Luxembourg VII, Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.75% Floor	9.15%	10/02/26	616,914
				1,307,957
	Diversified Manufacturing — 0.0%
303,159	Filtration Group Corp., Term Loan, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.71%	10/24/28	304,042
	Environmental — 0.0%
162,912	Patriot Container Corp., Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 1.00% Floor	9.20%	03/20/25	155,054

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Rate (p)	Stated Maturity (q)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Finance Companies — 0.2%
$4,886,935	Avolon TLB Borrower 1 (U.S.) LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	7.59%	12/01/27	$4,896,929
1,450,000	Setanta Aircraft Leasing DAC, Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.38%	11/06/28	1,452,494
				6,349,423
	Food And Beverage — 0.1%
459,664	City Brewing Co. LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.75% Floor	8.90%	04/05/28	373,707
136,520	H-Food Holdings LLC, Term Loan, 1 Mo. LIBOR + 3.69%, 0.00% Floor	9.14%	05/31/25	107,396
937,964	Naked Juice LLC, Term Loan, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.74%	01/24/29	881,686
303,142	Naked Juice LLC, Term Loan, 3 Mo. CME Term SOFR + CSA + 6.00%, 0.50% Floor	11.49%	01/24/30	245,498
				1,608,287
	Gaming — 0.0%
151,722	Churchill Downs, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.00% Floor	7.45%	03/17/28	151,658
498,734	Golden Nugget, Term Loan, 1 Mo. CME Term SOFR +CSA + 4.00%, 0.50% Floor	9.45%	01/27/29	495,774
				647,432
	Healthcare — 0.2%
854,441	Bausch & Lomb Corp., Term Loan, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.44%	09/29/28	838,955
1,120,226	Gainwell Acquisition Corp., Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	9.40%	10/01/27	1,082,883
2,997,046	Grifols Worldwide Operations Ltd., Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.35%	11/15/27	2,964,363
620,971	ICON Luxembourg S.A.R.L., Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.25%, 0.50% Floor	7.90%	07/03/28	622,911
591,000	Medline Borrower L.P., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.46%	10/21/28	591,780
776,061	Phoenix Newco, Inc., Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.58%	11/15/28	776,282
154,715	PRA Health Sciences, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.25%, 0.50% Floor	7.90%	07/03/28	155,199
403,806	Star Parent, Inc., Term Loan, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	9.39%	09/30/30	395,619
				7,427,992
	Insurance — 0.1%
1,129,517	Acrisure LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	8.83%	02/15/27	1,122,694
2,904,999	AmWINS Group, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.75% Floor	7.58%	02/19/28	2,905,144
347,930	Asurion LLC (fka Asurion Corp.), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.59%	12/23/26	343,713
				4,371,551
	Leisure — 0.0%
966,635	William Morris Endeavor Entertainment LLC, Term Loan B1, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	8.21%	05/18/25	967,843

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Rate (p)	Stated Maturity (q)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Media Entertainment — 0.0%
$373,218	MH Sub I LLC, Term Loan, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.60%	05/03/28	$362,022
	Medical Equipment & Devices — 0.0%
1,119,587	Avantor Funding, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 1.00% Floor	7.70%	11/06/27	1,121,132
	Packaging — 0.1%
4,008,660	Berry Global, Inc., Term Loan, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.19%	07/01/29	4,000,202
1,507,375	Plaze, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.75% Floor	9.09%	08/03/26	1,451,979
				5,452,181
	Paper — 0.0%
957,099	Mativ Holdings, Inc., Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.95%	05/06/27	933,172
	Pharmaceuticals — 0.2%
1,545,491	Elanco Animal Health, Inc., Term Loan B, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.09%	08/01/27	1,522,501
2,091,724	Jazz Financing LUX S.A.R.L., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.96%	05/05/28	2,097,685
2,269,278	Organon & Co., Term Loan, 3 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.63%	06/02/28	2,268,995
272,727	Perrigo Investments LLC, Delayed Draw Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.50% Floor	7.93%	04/20/29	272,386
467,898	Perrigo Investments LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.50% Floor	7.70%	04/20/29	467,313
				6,628,880
	Railroads — 0.0%
169,303	Genesee & Wyoming, Inc., Term Loan, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.39%	12/30/26	169,638
	Restaurants — 0.0%
521,864	1011778 BC ULC, Term Loan, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	7.60%	09/21/30	520,520
	Services — 0.0%
1,652,625	Spin Holdco, Inc., Term Loan, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	9.37%	03/06/28	1,440,734
	Technology — 0.3%
364,059	Amentum Government Services Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	9.34%	01/31/27	364,332
423,360	Central Parent, Inc., Term Loan, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	9.34%	07/06/29	424,107
3,649,127	Commscope, Inc., Term Loan B2, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	8.71%	04/06/26	3,208,951
144,132	DTI Holdco, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.75%, 0.75% Floor	10.13%	04/26/29	141,109
90,162	Entegris, Inc., Term Loan B, 3 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.89%	07/06/29	90,432
783,016	GTCR W. Merger Sub, Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.33%	09/20/30	783,114
1,203,036	NortonLifeLock, Inc., Term Loan A2, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.19%	09/12/27	1,201,532

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Rate (p)	Stated Maturity (q)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Technology (Continued)
$331,524	Open Text Corp., Term Loan B, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.20%	05/30/25	$332,205
733,977	Open Text Corp., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	8.20%	01/31/30	735,904
2,588,904	Oracle Corp., Term Loan A1, 1 Mo. CME Term SOFR + CSA + 1.60%, 0.00% Floor	7.03%	08/16/27	2,575,959
590,660	Peraton Corp., Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.75% Floor	9.09%	02/01/28	588,026
167,859	RealPage, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.34%	04/22/28	163,960
453,427	Renaissance Holding Corp., Term Loan, 3 Mo. LIBOR + 3.25%, 0.00% Floor	8.22%	05/30/25	453,554
536,124	SS&C Technologies, Inc., Term Loan B-5, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.21%	04/16/25	536,848
98,383	Xerox Corp., Term Loan, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.50% Floor	9.35%	11/19/29	97,153
				11,697,186
	Wireless — 0.0%
1,040,813	SBA Senior Finance II LLC, Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	7.20%	04/11/25	1,043,321
	Wirelines — 0.1%
250,000	Zayo Group Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.34%	03/09/27	214,389
1,794,739	Zayo Group Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.59%	03/09/27	1,540,353
				1,754,742
	Total Senior Floating-Rate Loan Interests			62,172,364
	(Cost $62,848,690)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (b) — 0.9%
	Brazil — 0.1%
3,330,000	Brazilian Government International Bond	3.88%	06/12/30	2,978,213
500,000	Brazilian Government International Bond	6.00%	10/20/33	487,378
				3,465,591
	Chile — 0.0%
750,000	Chile Government International Bond	3.50%	01/31/34	645,556
	Colombia — 0.1%
875,000	Colombia Government International Bond	4.50%	03/15/29	786,811
1,485,000	Colombia Government International Bond	3.00%	01/30/30	1,194,885
325,000	Colombia Government International Bond	3.13%	04/15/31	252,080
500,000	Colombia Government International Bond	8.00%	04/20/33	520,233
				2,754,009
	Dominican Republic — 0.1%
2,485,000	Dominican Republic International Bond (c)	4.50%	01/30/30	2,202,770
790,000	Dominican Republic International Bond (f)	4.88%	09/23/32	683,444
				2,886,214

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (b) (Continued)
	Guatemala — 0.1%
$1,000,000	Guatemala Government Bond (f)	5.25%	08/10/29	$933,746
2,000,000	Guatemala Government Bond (f)	3.70%	10/07/33	1,552,750
				2,486,496
	Hungary — 0.1%
1,000,000	Hungary Government International Bond (f)	5.25%	06/16/29	979,218
3,130,000	Hungary Government International Bond (c)	2.13%	09/22/31	2,418,588
				3,397,806
	Indonesia — 0.0%
500,000	Indonesia Government International Bond	4.85%	01/11/33	489,158
	Mexico — 0.1%
5,772,000	Mexico Government International Bond	2.66%	05/24/31	4,731,701
1,700,000	Mexico Government International Bond	4.75%	04/27/32	1,586,158
				6,317,859
	Oman — 0.0%
800,000	Oman Government International Bond (f)	6.75%	10/28/27	833,851
1,100,000	Oman Government International Bond (f)	5.63%	01/17/28	1,104,111
				1,937,962
	Panama — 0.1%
3,510,000	Panama Government International Bond	3.16%	01/23/30	2,888,064
500,000	Panama Government International Bond	2.25%	09/29/32	351,025
				3,239,089
	Paraguay — 0.0%
2,485,000	Paraguay Government International Bond (f)	4.95%	04/28/31	2,350,197
	Peru — 0.0%
1,510,000	Peruvian Government International Bond	2.78%	01/23/31	1,274,586
	Philippines — 0.0%
2,500,000	Philippine Government International Bond	2.46%	05/05/30	2,156,318
	Poland — 0.0%
152,000	Republic of Poland Government International Bond	5.75%	11/16/32	158,166
1,995,000	Republic of Poland Government International Bond	4.88%	10/04/33	1,940,237
				2,098,403
	Romania — 0.1%
250,000	Romanian Government International Bond (c)	6.63%	02/17/28	254,907
3,000,000	Romanian Government International Bond (f)	3.00%	02/14/31	2,443,908
				2,698,815
	South Africa — 0.1%
730,000	Republic of South Africa Government International Bond	4.85%	09/30/29	655,766
759,000	Republic of South Africa Government International Bond	5.88%	06/22/30	705,346
1,550,000	Republic of South Africa Government International Bond	5.88%	04/20/32	1,393,200
				2,754,312
	United Arab Emirates — 0.0%
1,302,000	Finance Department Government of Sharjah (c)	6.50%	11/23/32	1,318,386
	Total Foreign Sovereign Bonds and Notes			42,270,757
	(Cost $46,687,135)
MUNICIPAL BONDS — 0.5%
	California — 0.1%
4,545,000	Regents of the Univ of CA Med Ctr Pooled Rev, Ser N	3.26%	05/15/60	2,898,199

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Massachusetts — 0.0%
$1,845,000	Massachusetts Sch Bldg Auth, Ser B	2.97%	10/15/32	$1,559,832
	New Jersey — 0.1%
2,000,000	NJ St Turnpike Auth Rev, Ser B	1.86%	01/01/31	1,619,322
500,000	NJ St Turnpike Auth Rev, Ser F	3.73%	01/01/36	431,377
				2,050,699
	New York — 0.3%
2,285,000	City of New York NY, Ser F	3.62%	04/01/31	2,074,789
970,000	New York City NY Transitional Fin Auth Rev, Ser A-3	3.96%	08/01/32	876,212
6,940,000	New York City NY Transitional Fin Auth Rev, Ser B-3	1.85%	08/01/32	5,265,784
400,000	New York City NY Transitional Fin Auth Rev Qualified Sch Constr, Ser BD G-3	5.27%	05/01/27	401,761
2,690,000	NY St Dorm Auth, Ser D	5.00%	03/15/24	2,686,268
5,140,000	NY St Urban Dev Corp., Ser B	2.97%	03/15/34	4,233,068
				15,537,882
	Total Municipal Bonds			22,046,612
	(Cost $27,768,261)

Shares	Description	Value
COMMON STOCKS — 0.0%
	Wireless Telecommunication Services — 0.0%
59,835	Intelsat Jackson Emergence S.A. (i) (j) (o) (r)	0
	(Cost $2,002,850)
RIGHTS — 0.0%
	Wireless Telecommunication Services — 0.0%
6,263	Intelsat Jackson Holdings S.A., Series A (i) (j) (o) (r)	0
6,263	Intelsat Jackson Holdings S.A., Series B (i) (j) (o) (r)	0
	Total Rights	0
	(Cost $138)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 4.0%
$34,595,000	U.S. Treasury Bill	(g)	12/21/23	34,493,870
24,440,000	U.S. Treasury Bill	(g)	03/28/24	24,022,633
75,145,000	U.S. Treasury Bill	(g)	04/04/24	73,781,692
40,975,000	U.S. Treasury Bill	(g)	04/18/24	40,155,398
13,170,000	U.S. Treasury Bill	(g)	04/25/24	12,894,218
	Total U.S. Treasury Bills			185,347,811
	(Cost $185,257,367)

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 4.3%
198,304,346	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (s)	$198,304,346
	(Cost $198,304,346)

	Total Investments — 120.8%	5,569,545,339
	(Cost $5,807,812,832)
	Net Other Assets and Liabilities — (20.8)%	(957,255,777)
	Net Assets — 100.0%	$4,612,289,562
Forward Foreign Currency Contracts at November 30, 2023:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 11/30/2023	Sale Value as of 11/30/2023	Unrealized Appreciation (Depreciation)
1/12/2024	BOFA	EUR	820,000	USD	872,780	$894,385	$872,780	$21,605
1/12/2024	BOFA	USD	1,530,396	EUR	1,442,000	1,530,396	1,572,809	(42,413)
1/12/2024	BOFA	USD	1,774,856	EUR	1,667,000	1,774,856	1,818,220	(43,364)
1/12/2024	BOFA	USD	533,961	EUR	497,000	533,961	542,085	(8,124)
1/12/2024	BOFA	USD	317,729	EUR	297,000	317,729	323,942	(6,213)
1/12/2024	Citi	EUR	956,000	USD	1,025,072	1,042,722	1,025,072	17,650
1/12/2024	Citi	EUR	2,005,000	USD	2,180,760	2,186,881	2,180,760	6,121
1/12/2024	Citi	EUR	504,000	USD	555,064	549,720	555,064	(5,344)
1/12/2024	Citi	USD	37,649,208	EUR	35,593,000	37,649,208	38,821,770	(1,172,562)
1/12/2024	Citi	USD	3,427,509	GBP	2,811,000	3,427,509	3,550,117	(122,608)
1/12/2024	GSIL	USD	1,063,197	EUR	992,000	1,063,197	1,081,988	(18,791)
Net Unrealized Appreciation (Depreciation)								$(1,374,043)
Futures Contracts at November 30, 2023:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	7,197	Mar-2024	$1,471,505,371	$4,085,229
U.S. 5-Year Treasury Notes	Long	862	Mar-2024	92,106,047	184,732
Ultra U.S. Treasury Bond Futures	Long	172	Mar-2024	21,156,000	252,162
Euro-Bobl Futures	Short	35	Dec-2023	(4,476,434)	(33,846)
Euro-Bund Futures	Short	178	Dec-2023	(25,631,458)	(355,939)
Euro-Buxl 30 Year Bonds Futures	Short	26	Dec-2023	(3,681,942)	90,209
Ultra 10-Year U.S. Treasury Notes	Short	364	Mar-2024	(41,319,687)	(226,704)
				$1,509,657,897	$3,995,843
Interest Rate Swap Agreements at November 30, 2023:

Counterparty	Floating Rate	Expiration Date	Notional Value	Fixed Rate	Unrealized Appreciation (Depreciation)/ Value
Citadel Securities LLC	SOFR(1)	12/20/2053	$27,661,000	3.520%(1)	$1,421,661

(1)	The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 12/20/2023 and no interest is being accrued until that date.

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
(a)	All or a portion of this security is part of a mortgage dollar roll agreement.
(b)	Principal Value is in U.S. dollars unless otherwise indicated in the security description.
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2023, securities noted as such amounted to $940,729,110 or
20.4% of net assets.

(d)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at November 30, 2023.
At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(e)	Floating or variable rate security.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Zero coupon security.
(h)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(i)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
November 30, 2023, securities noted as such are valued at $10,495,788 or 0.2% of net assets.

(j)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(k)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(l)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(m)	This issuer is in default.
(n)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

(o)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(p)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.

(q)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(r)	Non-income producing security.
(s)	Rate shown reflects yield as of November 30, 2023.

Abbreviations throughout the Portfolio of Investments:
BOFA	– Bank of America N.A.
Citi	– Citibank N.A.
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
EUR	– Euro
GBP	– British Pound Sterling
GSIL	– Goldman Sachs International, London
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To-Be-Announced Security
USD	– United States Dollar

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$1,604,956,471	$—	$1,604,956,471	$—
U.S. Government Bonds and Notes	1,343,985,523	—	1,343,985,523	—
Corporate Bonds and Notes*	880,683,818	—	880,683,818	—
Asset-Backed Securities	457,153,758	—	446,657,970	10,495,788
Mortgage-Backed Securities	388,092,191	—	388,092,191	—
Foreign Corporate Bonds and Notes:
Telecommunications	603,804	—	603,804	— **
Other Industry Categories*	248,214,247	—	248,214,247	—
U.S. Government Agency Securities	135,713,637	—	135,713,637	—
Senior Floating-Rate Loan Interests*	62,172,364	—	62,172,364	—
Foreign Sovereign Bonds and Notes***	42,270,757	—	42,270,757	—
Municipal Bonds****	22,046,612	—	22,046,612	—
Common Stocks*	— **	—	—	— **
Rights*	— **	—	—	— **
U.S. Treasury Bills	185,347,811	—	185,347,811	—
Money Market Funds	198,304,346	198,304,346	—	—
Total Investments	5,569,545,339	198,304,346	5,360,745,205	10,495,788
Forward Foreign Currency Contracts	45,376	—	45,376	—
Futures Contracts	4,612,332	4,612,332	—	—
Interest Rate Swap Agreements	1,421,661	—	1,421,661	—
Total	$5,575,624,708	$202,916,678	$5,362,212,242	$10,495,788

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(1,419,419)	$—	$(1,419,419)	$—
Futures Contracts	(616,489)	(616,489)	—	—
Total	$(2,035,908)	$(616,489)	$(1,419,419)	$—

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
***	See Portfolio of Investments for country breakout.
****	See Portfolio of Investments for state breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)

Restricted Securities
As of November 30, 2023, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Intelsat Jackson Holdings S.A., 8.50%, 10/15/24	02/25/22	$3,860,000	$0.00	$0	$0	0.00%
Intelsat Jackson Holdings S.A., 9.75%, 07/15/25	02/25/22	390,000	0.00	0	0	0.00
				$0	$0	0.00%

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments
November 30, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES — 23.2%
	ABFC Trust
$61,078	Series 2007-NC1, Class A2, 1 Mo. CME Term SOFR + CSA + 0.30% (a) (b)	5.76%	05/25/37	$56,246
912,098	Series 2007-WMC1, Class A1A, 1 Mo. CME Term SOFR + CSA + 1.25% (b)	6.71%	06/25/37	626,048
	ACE Securities Corp. Home Equity Loan Trust
3,257,215	Series 2006-ASP6, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.32% (b)	5.78%	12/25/36	1,114,842
777,761	Series 2006-HE3, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.30% (b)	5.76%	06/25/36	544,307
2,023,791	Series 2007-HE1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.30% (b)	5.76%	01/25/37	1,058,915
2,850,878	Series 2007-WM2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.21% (b)	5.67%	02/25/37	1,194,491
	AFN LLC
3,468,845	Series 2019-1A, Class A1 (a)	3.78%	05/20/49	3,138,791
	AGL CLO Ltd.
3,600,000	Series 2021-12A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.16% (a) (b)	6.84%	07/20/34	3,589,200
	AIG CLO Ltd.
1,600,000	Series 2018-1A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.70% (a) (b)	7.38%	04/20/32	1,586,746
	Aimco CLO Ltd.
2,600,000	Series 2015-AA, Class BR2, 3 Mo. CME Term SOFR + CSA + 1.60% (a) (b)	7.26%	10/17/34	2,565,240
2,100,000	Series 2020-11A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.13% (a) (b)	6.79%	10/17/34	2,092,410
	Allegro CLO VI Ltd.
4,000,000	Series 2017-2A, Class B, 3 Mo. CME Term SOFR + CSA + 1.50% (a) (b)	7.16%	01/17/31	3,965,478
	Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Certificates
251,464	Series 2002-AR1, Class M1, 1 Mo. CME Term SOFR + CSA + 1.07% (b)	3.28%	09/25/32	264,557
	AMMC CLO Ltd.
2,500,000	Series 2021-24A, Class B, 3 Mo. CME Term SOFR + CSA + 1.75% (a) (b)	7.43%	01/20/35	2,463,318
	Apidos CLO XXXVII
1,625,000	Series 2021-37A, Class B, 3 Mo. CME Term SOFR + CSA + 1.60% (a) (b)	7.27%	10/22/34	1,595,556
	Ares LXII CLO Ltd.
2,000,000	Series 2021-62A, Class B, 3 Mo. CME Term SOFR + CSA + 1.65% (a) (b)	7.29%	01/25/34	1,973,392
	Argent Securities Trust
1,231,280	Series 2006-W2, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.38% (b)	5.84%	03/25/36	642,772
	Argent Securities, Inc., Asset-Backed Pass-Through Certificates
95,444	Series 2005-W3, Class M1, 1 Mo. CME Term SOFR + CSA + 0.66% (b)	6.12%	11/25/35	91,387
2,200,000	Series 2005-W3, Class M2, 1 Mo. CME Term SOFR + CSA + 0.69% (b)	6.15%	11/25/35	1,822,601
	BCMSC Trust
2,369,065	Series 2000-A, Class A5	8.32%	06/15/30	306,077

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	BlueMountain CLO XXXI Ltd
$2,500,000	Series 2021-31A, Class B, 3 Mo. CME Term SOFR + CSA + 1.70% (a) (b)	7.36%	04/19/34	$2,455,956
	BlueMountain Fuji U.S. CLO II Ltd.
4,500,000	Series 2017-2A, Class A2, 3 Mo. CME Term SOFR + CSA + 1.60% (a) (b)	7.28%	10/20/30	4,468,049
	BNC Mortgage Loan Trust
832,581	Series 2006-2, Class A4, 1 Mo. CME Term SOFR + CSA + 0.32% (b)	5.78%	11/25/36	792,230
	BRAVO Residential Funding Trust
3,313,128	Series 2021-A, Class A1, steps up to 4.99% on 01/25/24 (a) (c)	1.99%	10/25/59	3,197,009
	CAL Funding IV Ltd.
3,043,190	Series 2020-1A, Class A (a)	2.22%	09/25/45	2,694,176
	Carvana Auto Receivables Trust
5,450	Series 2020-P1, Class R (a)	(d)	09/08/27	555,734
3,700	Series 2021-N2, Class R (a)	(d)	03/10/28	533,095
2,800	Series 2021-P4, Class R (a)	(d)	09/11/28	827,243
19,300	Series 2022-N1, Class R (a)	(d)	12/11/28	2,623,524
17,100	Series 2022-P2, Class R (a)	(d)	05/10/29	3,002,905
9,800	Series 2023-N3, Class R (a) (e)	(d)	09/10/30	2,401,000
129,935,724	Series 2023-N3, Class XS, IO (a) (e)	(d)	09/10/30	2,325,849
8,700	Series 2023-P3, Class R (a) (e)	(d)	08/12/30	1,818,648
	C-BASS Mortgage Loan Trust
4,732,350	Series 2007-CB3, Class A1 (c)	3.31%	03/25/37	1,717,750
1,704,822	Series 2007-CB3, Class A4, steps up to 6.47% after Redemption (c)	3.31%	03/25/37	618,534
6,237,335	Series 2007-CB3, Class A5 (c)	3.31%	03/25/37	2,263,772
	C-BASS TRUST
2,603,784	Series 2007-CB1, Class AF2, steps up to 6.22% after Redemption Date (c)	3.19%	01/25/37	818,037
2,579,138	Series 2007-CB1, Class AF3, steps up to 6.24% after Redemption Date (c)	3.19%	01/25/37	810,261
	Cedar Funding VII CLO Ltd.
4,000,000	Series 2018-7A, Class B, 3 Mo. CME Term SOFR + CSA + 1.40% (a) (b)	7.08%	01/20/31	3,934,095
	Cedar Funding XIV CLO Ltd.
1,850,000	Series 2021-14A, Class A, 3 Mo. CME Term SOFR + CSA + 1.10% (a) (b)	6.76%	07/15/33	1,849,706
	CF Hippolyta Issuer LLC
3,658,071	Series 2020-1, Class A1 (a)	1.69%	07/15/60	3,351,670
	Chase Auto Owner Trust
10,000	Series 2022-AA, Class R1 (a)	(d)	06/25/30	1,293,123
	CIM Trust
4,062,887	Series 2021-NR1, Class A1, steps up to 5.00% on 02/25/25 (a) (c)	2.57%	07/25/55	3,984,417
6,540,543	Series 2023-NR1, Class A1, steps up to 9.00% on 01/01/26 (a) (c)	6.00%	06/25/62	6,494,689
	CIT Education Loan Trust
2,241,487	Series 2005-1, Class A4, 90 Day Average SOFR + CSA + 0.16% (b)	5.64%	12/15/33	2,173,222

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Citigroup Mortgage Loan Trust
$2,632,641	Series 2006-HE3, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.20% (b)	5.66%	12/25/36	$1,672,417
	Citigroup Mortgage Loan Trust, Inc.
209,552	Series 2007-WFH3, Class M1, 1 Mo. CME Term SOFR + CSA + 0.39% (b)	5.85%	06/25/37	204,940
	CLI Funding VI LLC
4,279,000	Series 2020-3A, Class A (a)	2.07%	10/18/45	3,767,865
	CMFT Net Lease Master Issuer LLC
2,815,653	Series 2021-1, Class A1 (a)	2.09%	07/20/51	2,303,676
	Cologix Data Centers US Issuer LLC
1,960,000	Series 2021-1A, Class A2 (a)	3.30%	12/26/51	1,733,478
	Conseco Finance Corp.
1,445,165	Series 1999-3, Class A8	7.06%	02/01/31	1,277,187
	CoreVest American Finance Trust
852,190	Series 2020-1, Class XA, IO (a) (f)	2.71%	03/15/50	41,124
1,640,000	Series 2020-4, Class B (a)	1.71%	12/15/52	1,469,173
	Credit-Based Asset Servicing & Securitization LLC
627,621	Series 2006-MH1, Class B1 (a)	6.75%	10/25/36	608,174
	CWABS Asset-Backed Certificates Trust
1,950,000	Series 2005-17, Class MV2, 1 Mo. CME Term SOFR + CSA + 0.72% (b)	6.18%	05/25/36	1,777,816
	CWABS Inc Asset-backed Certificates
9,467,000	Series 2007-12, Class 2A4, 1 Mo. CME Term SOFR + CSA + 1.35% (b)	6.81%	08/25/47	8,366,435
	DataBank Issuer
2,245,000	Series 2021-1A, Class A2 (a)	2.06%	02/27/51	2,006,651
	Dryden CLO Ltd.
625,000	Series 2019-72A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.65% (a) (b)	7.29%	05/15/32	621,438
	Eaton Vance CLO Ltd.
1,800,000	Series 2019-1A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.10% (a) (b)	6.76%	04/15/31	1,794,600
1,750,000	Series 2020-1A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.17% (a) (b)	6.83%	10/15/34	1,743,046
	ECMC Group Student Loan Trust
1,133,663	Series 2021-1A, Class A1B, 30 Day Average SOFR + CSA + 0.57% (a) (b)	6.01%	11/25/70	1,106,729
	Elmwood CLO VI Ltd.
2,600,000	Series 2020-3A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.65% (a) (b)	7.33%	10/20/34	2,563,302
	Exeter Automobile Receivables Trust
1,400,000	Series 2022-6A, Class D	8.03%	04/06/29	1,437,750
	First Franklin Mortgage Loan Trust
6,881,200	Series 2006-FF7, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.48% (b)	5.94%	05/25/36	5,554,794
7,075,000	Series 2006-FF9, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.50% (b)	5.96%	06/25/36	6,021,667
	FirstKey Homes Trust
4,760,000	Series 2020-SFR1, Class B (a)	1.74%	08/17/37	4,401,518
2,893,000	Series 2020-SFR1, Class F2 (a)	4.28%	08/17/37	2,709,051
2,420,000	Series 2020-SFR2, Class F1 (a)	3.02%	10/19/37	2,211,900

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Flatiron CLO Ltd.
$1,000,000	Series 2021-1A, Class B, 3 Mo. CME Term SOFR + CSA + 1.60% (a) (b)	7.26%	07/19/34	$986,322
	Fremont Home Loan Trust
14,035	Series 2005-D, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.68% (b)	6.14%	11/25/35	13,801
	GCI Funding I LLC
2,427,255	Series 2021-1, Class A (a)	2.38%	06/18/46	2,086,493
	GLS Auto Select Receivables Trust
4,950,000	Series 2023-2A, Class D (a)	8.22%	02/18/31	5,027,449
	Goldentree Loan Management US CLO Ltd.
1,200,000	Series 2019-4A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.11% (a) (b)	6.77%	04/24/31	1,198,331
	Golub Capital Partners CLO L.P.
1,575,000	Series 2021-54A, Class A, 3 Mo. CME Term SOFR + CSA + 1.53% (a) (b)	7.18%	08/05/33	1,557,466
	GoodLeap Sustainable Home Solutions Trust
4,440,125	Series 2023-1GS, Class A (a)	5.52%	02/22/55	4,224,304
	GSAA Home Equity Trust
3,455,000	Series 2005-4, Class M2, 1 Mo. CME Term SOFR + CSA + 1.05% (b)	6.51%	03/25/35	3,335,808
176,287	Series 2007-8, Class A3, 1 Mo. CME Term SOFR + CSA + 0.90% (b)	6.36%	08/25/37	167,519
	GSAMP Trust
700,179	Series 2006-HE4, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.52% (b)	5.98%	06/25/36	661,767
1,509,570	Series 2007-FM2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.14% (b)	5.60%	01/25/37	874,281
	HPS Loan Management Ltd.
1,225,000	Series 10A-16, Class A1RR, 3 Mo. CME Term SOFR + CSA + 1.14% (a) (b)	6.82%	04/20/34	1,215,406
3,244,911	Series 2021-16A, Class B, 3 Mo. CME Term SOFR + CSA + 1.70% (a) (b)	7.37%	01/23/35	3,188,946
	HSI Asset Securitization Corp Trust
5,226,555	Series 2007-OPT1, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.14% (b)	5.60%	12/25/36	4,285,928
	Invitation Homes Trust
1,081,890	Series 2018-SFR4, Class A, 1 Mo. CME Term SOFR + CSA + 1.10% (a) (b)	6.54%	01/17/38	1,081,727
	JGWPT XXIX LLC
236,646	Series 2013-2A, Class A (a)	4.21%	03/15/62	207,966
	JGWPT XXV LLC
1,925,906	Series 2012-1A, Class A (a)	4.21%	02/16/65	1,719,644
	JP Morgan Mortgage Acquisition Trust
603,084	Series 2006-CH2, Class AF6, steps up to 6.04% after Redemption Date (c)	5.54%	10/25/36	361,154
578,089	Series 2006-WF1, Class A5	6.91%	07/25/36	163,667
884,301	Series 2007-CH2, Class AF6, steps up to 6.05% after Redemption Date (c)	4.45%	01/25/37	458,530
	LAD Auto Receivables Trust
4,950,000	Series 2023-1A, Class D (a)	7.30%	06/17/30	4,981,666

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Lehman XS Trust
$1,136,169	Series 2006-15, Class A4, 1 Mo. CME Term SOFR + CSA + 0.34% (b)	5.80%	10/25/36	$1,014,477
5,999,280	Series 2006-17, Class 1A3, 1 Mo. CME Term SOFR + CSA + 0.50% (b)	5.96%	08/25/46	5,176,167
7,955,493	Series 2006-19, Class A3, 1 Mo. CME Term SOFR + CSA + 0.50% (b)	5.96%	12/25/36	7,192,846
1,855,971	Series 2007-11, Class A3, 1 Mo. CME Term SOFR + CSA + 0.52% (b)	5.98%	02/25/47	1,628,966
	Long Beach Mortgage Loan Trust
6,373,645	Series 2006-1, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.38% (b)	5.84%	02/25/36	4,953,599
2,211,537	Series 2006-8, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.32% (b)	5.78%	09/25/36	609,532
12,833,095	Series 2006-10, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.32% (b)	5.78%	11/25/36	3,914,362
6,692,415	Series 2006-10, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.44% (b)	5.90%	11/25/36	2,042,526
	Magnetite XXI Ltd
2,000,000	Series 2019-21A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.35% (a) (b)	7.03%	04/20/34	1,952,264
	Mastr Asset Backed Securities Trust
3,760,700	Series 2005-NC2, Class A4, 1 Mo. CME Term SOFR + CSA + 0.70% (b)	6.16%	11/25/35	2,114,506
113,810	Series 2006-HE5, Class A3, 1 Mo. CME Term SOFR + CSA + 0.32% (b)	5.78%	11/25/36	66,026
1,562,059	Series 2006-NC2, Class A3, 1 Mo. CME Term SOFR + CSA + 0.22% (b)	5.68%	08/25/36	590,552
	Merrill Lynch First Franklin Mortgage Loan Trust
1,630,942	Series 2007-1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.28% (b)	5.74%	04/25/37	687,511
3,004,897	Series 2007-5, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.85% (b)	6.31%	10/25/37	1,778,537
6,698,132	Series 2007-5, Class 2A2, 1 Mo. CME Term SOFR + CSA + 1.00% (b)	6.46%	10/25/37	5,385,886
	Merrill Lynch Mortgage Investors Trust
2,778,300	Series 2006-HE6, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.46% (b)	5.92%	11/25/37	957,963
	Morgan Stanley ABS Capital I, Inc. Trust
1,774,178	Series 2006-HE8, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.10% (b)	5.56%	10/25/36	751,756
1,717,741	Series 2006-HE8, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.14% (b)	5.60%	10/25/36	727,897
4,409,724	Series 2007-HE2, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.09% (b)	5.55%	01/25/37	1,920,430
1,254,227	Series 2007-HE4, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.18% (b)	5.64%	02/25/37	396,629
3,594,223	Series 2007-NC3, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.26% (b)	5.72%	05/25/37	2,561,959
	Navient Student Loan Trust
17,382	Series 2014-1, Class A3, 30 Day Average SOFR + CSA + 0.51% (b)	5.95%	06/25/31	16,816

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Navient Student Loan Trust (Continued)
$2,065,474	Series 2016-2A, Class A3, 30 Day Average SOFR + CSA + 1.50% (a) (b)	6.94%	06/25/65	$2,078,745
2,500,000	Series 2019-3A, Class B, 30 Day Average SOFR + CSA + 1.55% (a) (b)	6.99%	07/25/68	2,381,341
	Nelnet Student Loan Trust
2,025,000	Series 2015-3A, Class B, 30 Day Average SOFR + 1.61% (a) (b)	6.94%	06/25/54	1,917,931
	Neuberger Berman Loan Advisers CLO Ltd.
1,300,000	Series 2021-43A, Class A, 3 Mo. CME Term SOFR + CSA + 1.13% (a) (b)	6.79%	07/17/35	1,291,731
	NovaStar Mortgage Funding Trust
494,753	Series 2007-2, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.20% (b)	5.66%	09/25/37	474,128
	OCP CLO Ltd.
1,500,000	Series 2021-21A, Class B, 3 Mo. CME Term SOFR + CSA + 1.70% (a) (b)	7.38%	07/20/34	1,472,701
	Octagon 55 Ltd.
4,000,000	Series 2021-1A, Class D, 3 Mo. CME Term SOFR + CSA + 3.10% (a) (b)	8.78%	07/20/34	3,856,605
	Octagon Investment Partners 46 Ltd.
2,100,000	Series 2020-2A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.16% (a) (b)	6.82%	07/15/36	2,092,768
	Octagon Investment Partners XVI Ltd.
4,500,000	Series 2013-1A, Class A2R, 3 Mo. CME Term SOFR + CSA + 1.40% (a) (b)	7.06%	07/17/30	4,464,421
	OHA Credit Funding Ltd.
2,000,000	Series 2019-3A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.14% (a) (b)	6.82%	07/02/35	1,997,160
3,000,000	Series 2020-5A, Class B, 3 Mo. CME Term SOFR + CSA + 1.60% (a) (b)	7.26%	04/18/33	2,962,815
	Palmer Square CLO Ltd.
3,100,000	Series 2020-3A, Class A1AR, 3 Mo. CME Term SOFR + CSA + 1.08% (a) (b)	6.72%	11/15/31	3,093,831
	Park Place Securities Inc Asset-Backed Pass-Through Certificates
3,200,000	Series 2005-WHQ4, Class M3, 1 Mo. CME Term SOFR + CSA + 0.78% (b)	6.24%	09/25/35	2,701,171
	PRET LLC
1,773,631	Series 2021-RN2, Class A1, steps up to 7.43% on 09/25/24 (a) (c)	1.74%	07/25/51	1,675,682
3,435,125	Series 2022-RN2, Class A1, steps up to 9.00% on 07/25/26 (a) (c)	5.00%	06/25/52	3,401,958
	Progress Residential Trust
1,200,000	Series 2019-SFR3, Class F (a)	3.87%	09/17/36	1,165,048
3,887,195	Series 2020-SFR1, Class G (a)	4.03%	04/17/37	3,637,076
5,635,000	Series 2021-SFR2, Class E2 (a)	2.65%	04/19/38	4,977,019
5,500,000	Series 2021-SFR6, Class G (a)	4.00%	07/17/38	4,779,986
6,928,000	Series 2021-SFR8, Class E1 (a)	2.38%	10/17/38	5,981,120
8,100,000	Series 2021-SFR9, Class F (a)	4.05%	11/17/40	6,537,962
4,096,404	Series 2021-SFR10, Class F (a)	4.61%	12/17/40	3,452,400
	PRPM LLC
2,205,979	Series 2021-6, Class A1, steps up to 5.93% on 07/25/25 (a) (c)	1.79%	07/25/26	2,102,089

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	PRPM LLC (Continued)
$7,465,298	Series 2021-9, Class A1, steps up to 5.36% on 10/25/24 (a) (c)	2.36%	10/25/26	$7,097,544
8,248,826	Series 2021-10, Class A1, steps up to 5.49% on 10/25/24 (a) (c)	2.49%	10/25/26	7,882,227
	Rad CLO 22 Ltd.
2,350,000	Series 2023-22A, Class D, 3 Mo. CME Term SOFR + 5.00% (a) (b)	10.37%	01/20/37	2,349,786
	Regatta XII Funding Ltd.
3,000,000	Series 2019-1A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.60% (a) (b)	7.26%	10/15/32	2,961,519
	Regatta XX Funding Ltd
3,200,000	Series 2021-2A, Class A, 3 Mo. CME Term SOFR + CSA + 1.16% (a) (b)	6.82%	10/15/34	3,183,200
	Residential Asset Mortgage Products, Inc.
1,386,571	Series 2006-NC2, Class M1, 1 Mo. CME Term SOFR + CSA + 0.54% (b)	6.00%	02/25/36	1,307,098
1,542,017	Series 2006-RZ2, Class M1, 1 Mo. CME Term SOFR + CSA + 0.33% (b)	5.95%	05/25/36	1,502,381
	Residential Asset Securities Corp.
16,938	Series 2005-KS11, Class M2, 1 Mo. CME Term SOFR + CSA + 0.63% (b)	6.09%	12/25/35	16,816
	Rockford Tower CLO Ltd.
1,325,000	Series 2019-2A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.65% (a) (b)	7.28%	08/20/32	1,305,940
1,800,000	Series 2020-1A, Class B, 3 Mo. CME Term SOFR + CSA + 1.80% (a) (b)	7.48%	01/20/32	1,790,192
	Sabey Data Center Issuer LLC
1,785,000	Series 2020-1, Class A2 (a)	3.81%	04/20/45	1,709,393
	Saxon Asset Securities Trust
994,178	Series 2006-1, Class M1, 1 Mo. CME Term SOFR + CSA + 0.47% (b)	5.92%	03/25/36	942,684
	Securitized Asset Backed Receivables LLC Trust
2,174,812	Series 2006-CB5, Class A3, 1 Mo. CME Term SOFR + CSA + 0.28% (b)	5.74%	06/25/36	1,372,991
	Skyline Aircraft Finance LLC
591,112	Series 2020-1, Class A (e) (g)	3.23%	05/10/38	524,789
	SLC Student Loan Trust
695,731	Series 2008-1, Class A4A, 90 Day Average SOFR + CSA + 1.60% (b)	7.08%	12/15/32	700,816
	SLM Student Loan EDC Repackaging Trust
1,000	Series 2013-M1, Class M1R (a)	(d)	10/28/29	428,857
	SLM Student Loan Trust
1,970,660	Series 2006-2, Class B, 90 Day Average SOFR + CSA + 0.22% (b)	5.82%	01/25/41	1,786,629
6,525	Series 2006-2, Class R	(d)	01/25/41	609,498
1,833,142	Series 2007-1, Class B, 90 Day Average SOFR + CSA + 0.22% (b)	5.82%	01/27/42	1,712,905
1,375	Series 2007-4, Class R	(d)	01/25/42	235,998
1,242,196	Series 2007-7, Class A4, 90 Day Average SOFR + CSA + 0.33% (b)	5.93%	01/25/22	1,206,055
905,000	Series 2007-7, Class B, 90 Day Average SOFR + CSA + 0.75% (b)	6.35%	10/27/70	816,276

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	SLM Student Loan Trust (Continued)
$300,000	Series 2008-2, Class B, 90 Day Average SOFR + CSA + 1.20% (b)	6.80%	01/25/83	$278,372
300,000	Series 2008-3, Class B, 90 Day Average SOFR + CSA + 1.20% (b)	6.80%	04/26/83	271,350
573,468	Series 2008-4, Class A4, 90 Day Average SOFR + CSA + 1.65% (b)	7.25%	07/25/22	572,980
650,000	Series 2008-5, Class B, 90 Day Average SOFR + CSA + 1.85% (b)	7.45%	07/25/73	629,092
340,000	Series 2008-6, Class B, 90 Day Average SOFR + CSA + 1.85% (b)	7.45%	07/26/83	314,672
100,000	Series 2012-7, Class B, 30 Day Average SOFR + CSA + 1.80% (b)	7.24%	09/25/43	91,874
	Soundview Home Loan Trust
1,921,988	Series 2007-OPT1, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.21% (b)	5.67%	06/25/37	1,219,885
180,314	Series 2007-OPT2, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.25% (b)	5.71%	07/25/37	132,709
	Specialty Underwriting & Residential Finance Trust
2,642,781	Series 2006-AB3, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.48% (b)	5.94%	09/25/37	1,787,154
	Structured Asset Securities Corp Mortgage Loan Trust
4,812,094	Series 2005-2XS, Class M1, 1 Mo. CME Term SOFR + CSA + 0.71% (b)	6.16%	02/25/35	4,531,838
880,032	Series 2006-BC3, Class A3, 1 Mo. CME Term SOFR + CSA + 0.32% (b)	5.78%	10/25/36	716,226
	Structured Receivables Finance LLC
42,802	Series 2010-B, Class A (a)	3.73%	08/15/36	41,513
	STWD Ltd.
2,483,000	Series 2019-FL1, Class AS, 1 Mo. CME Term SOFR + CSA + 1.40% (a) (b)	6.84%	07/15/38	2,389,997
	Symphony CLO XIX Ltd.
1,500,000	Series 2018-19A, Class B, 3 Mo. CME Term SOFR + CSA + 1.35% (a) (b)	7.01%	04/16/31	1,471,871
	TAL Advantage VII LLC
2,392,988	Series 2020-1A, Class A (a)	2.05%	09/20/45	2,129,420
	Textainer Marine Containers Ltd.
1,476,000	Series 2021-3A, Class A (a)	1.94%	08/20/46	1,231,029
	Textainer Marine Containers VII Ltd.
1,751,092	Series 2020-2A, Class A (a)	2.10%	09/20/45	1,555,929
	Trestles CLO V Ltd.
1,900,000	Series 2021-5A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.17% (a) (b)	6.85%	10/20/34	1,886,879
	Tricon American Homes Trust
1,400,000	Series 2017-SFR2, Class E (a)	4.22%	01/17/36	1,392,787
	Tricon Residential Trust
4,100,000	Series 2021-SFR1, Class F (a)	3.69%	07/17/38	3,606,016
	Triton Container Finance VIII LLC
3,615,333	Series 2021-1A, Class A (a)	1.86%	03/20/46	3,070,310
	TRP LLC
5,285,066	Series 2021-1, Class A (a)	2.07%	06/19/51	4,617,072

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Wachovia Student Loan Trust
$1,001,100	Series 2006-1, Class B, 90 Day Average SOFR + CSA + 0.24% (a) (b)	5.84%	04/25/40	$926,487
	WaMu Asset-Backed Certificates WaMu Trust
1,557,497	Series 2007-HE2, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.25% (b)	5.71%	04/25/37	551,712
636,939	Series 2007-HE3, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.24% (b)	5.70%	05/25/37	533,428
4,164,109	Series 2007-HE3, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.29% (b)	5.75%	05/25/37	3,492,383
2,002,547	Series 2007-HE3, Class 2A5, 1 Mo. CME Term SOFR + CSA + 0.25% (b)	5.71%	05/25/37	1,677,612
	Washington Mutual Asset-Backed Certificates WMABS Trust
388,337	Series 2006-HE5, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.31% (b)	3.95%	10/25/36	283,348
	Wells Fargo Home Equity Asset-Backed Securities Trust
3,000,000	Series 2007-1, Class A3, 1 Mo. CME Term SOFR + CSA + 0.64% (b)	6.10%	03/25/37	2,589,484
	Westlake Automobile Receivables Trust
5,290,000	Series 2023-1A, Class D (a)	6.79%	11/15/28	5,260,910
	Total Asset-Backed Securities			386,524,802
	(Cost $406,788,415)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 21.0%
	Collateralized Mortgage Obligations — 0.0%
	Federal National Mortgage Association
593,222	Series 2011-116, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (h)	0.56%	11/25/41	41,767
106,085	Series 2012-128, Class UA	2.50%	06/25/42	88,643
700,578	Series 2013-18, Class MI, IO	3.00%	02/25/33	34,351
	Government National Mortgage Association
800,823	Series 2003-110, Class S, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.60% (h)	1.15%	10/20/33	6,207
854,739	Series 2018-63, Class IO, IO	4.00%	09/20/47	136,631
				307,599
	Commercial Mortgage-Backed Securities — 0.6%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
10,233,813	Series 2021-P009, Class X, IO (f)	1.46%	01/25/31	408,450
	Federal Home Loan Mortgage Corporation Multifamily PC REMIC Trust
4,095,000	Series 2019-P002, Class X, IO (i)	1.14%	07/25/33	292,535
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
77,031,235	Series Q017, Class X, IO (i)	1.22%	04/25/30	1,060,336
2,500,000	Series Series 2014-K037, Class X3, IO (f)	2.30%	01/25/42	4,799
28,882,429	Series Series 2014-K039, Class X1, IO (f)	0.79%	07/25/24	70,040
2,145,000	Series Series 2014-K039, Class X3, IO (f)	2.17%	08/25/42	45,439
111,101,150	Series Series 2015-K043, Class X1, IO (f)	0.63%	12/25/24	456,181
10,878,251	Series Series 2015-K044, Class X1, IO (f)	0.87%	01/25/25	72,556
20,449,223	Series Series 2015-K048, Class X3, IO (f)	1.54%	08/25/43	409,267
15,344,018	Series Series 2015-K051, Class X1, IO (f)	0.63%	09/25/25	111,394
46,915,000	Series Series 2016-K053, Class X3, IO (f)	1.70%	03/25/44	1,512,282

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates (Continued)
$6,897,149	Series Series 2016-K056, Class X3, IO (f)	2.19%	06/25/44	$337,986
38,206,238	Series Series 2016-K059, Class X3, IO (f)	1.98%	11/25/44	1,902,629
1,900,000	Series Series 2016-K060, Class X3, IO (f)	1.96%	12/25/44	94,565
3,550,294	Series Series 2016-KS06, Class X, IO (f)	1.17%	08/25/26	62,154
4,730,103	Series Series 2016-KS07, Class X, IO (f)	0.74%	09/25/25	48,804
7,572,936	Series Series 2017-K726, Class X1, IO (f)	1.05%	04/25/24	12,142
2,230,000	Series Series 2017-K728, Class X3, IO (f)	2.02%	11/25/45	36,504
1,341,837	Series Series 2019-KC04, Class X1, IO (f)	1.40%	12/25/26	23,209
6,587,352	Series Series 2019-KC05, Class X1, IO (f)	1.36%	06/25/27	153,803
4,227,547	Series Series 2019-KLU1, Class X3, IO (f)	4.24%	01/25/31	456,843
	Federal National Mortgage Association
21,793	Series 2016-M2, Class X3, IO (f)	2.04%	04/25/36	1
1,151,858	Series 2016-M4, Class X2, IO (f)	2.70%	01/25/39	15,719
90,926	Series 2016-M11, Class X2, IO (f)	3.09%	07/25/39	1,863
33,717	Series 2018-M10, Class A1 (f)	3.47%	07/25/28	33,511
6,100,000	Series 2019-M29, Class X4, IO	0.70%	03/25/29	168,674
	FREMF
195,531,971	Series 20K-1517, Class X2A, IO (a)	0.10%	07/25/35	1,354,685
	Government National Mortgage Association
0	Series 2011-077, Class IO, IO (i)	4.28%	04/16/42	—
109,363	Series 2011-119, Class D	3.51%	04/16/45	106,125
282,542	Series 2013-125, Class IO, IO (i)	0.23%	10/16/54	4,154
593,572	Series 2014-52, Class D (i)	3.62%	05/16/46	575,149
700,525	Series 2014-125, Class IO, IO (i)	0.90%	11/16/54	16,647
				9,848,446
	Pass-Through Securities — 20.4%
	Federal Home Loan Mortgage Corporation
549,843	Pool WN0006	3.42%	07/01/30	503,664
	Federal National Mortgage Association
447,120	Pool AM2974	4.10%	04/01/43	403,291
1,457,932	Pool AM9897	3.50%	09/01/35	1,288,905
57,650,000	Pool TBA (j)	2.00%	12/15/53	44,782,340
43,950,000	Pool TBA (j)	2.50%	12/15/53	35,589,200
46,275,000	Pool TBA (j)	3.00%	12/15/53	39,008,997
19,550,000	Pool TBA (j)	4.00%	12/15/53	17,750,407
25,275,000	Pool TBA (j)	4.50%	12/15/53	23,666,537
73,300,000	Pool TBA (j)	5.00%	12/15/53	70,539,560
55,500,000	Pool TBA (j)	5.50%	12/15/53	54,688,643
	Government National Mortgage Association
22,850,000	Pool TBA (j)	4.50%	12/15/53	21,610,079
19,125,000	Pool TBA (j)	5.00%	12/15/53	18,579,390
11,550,000	Pool TBA (j)	5.50%	12/15/53	11,466,800
				339,877,813
	Total U.S. Government Agency Mortgage-Backed Securities			350,033,858
	(Cost $345,628,292)

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 20.7%
	Collateralized Mortgage Obligations — 15.4%
	Adjustable Rate Mortgage Trust
$74,098	Series 2005-8, Class 3A21 (f)	4.51%	11/25/35	$50,587
	Ajax Mortgage Loan Trust
5,735,131	Series 2021-C, Class A, steps up to 5.12% on 09/25/24 (a) (c)	2.12%	01/25/61	5,470,582
2,567,118	Series 2021-D, Class A, steps up to 5.00% on 02/25/25 (a) (c)	2.00%	03/25/60	2,421,522
	Alternative Loan Trust
605,613	Series 2005-13CB, Class A8	5.50%	05/25/35	505,382
218,901	Series 2005-16, Class A3, 1 Mo. CME Term SOFR + CSA + 0.50% (b)	5.96%	06/25/35	187,439
669,523	Series 2005-65CB, Class 2A4	5.50%	12/25/35	465,937
59,828	Series 2005-76, Class 1A1, 12 Mo. Treasury Average + 1.48% (b)	6.41%	01/25/36	53,777
265,945	Series 2006-33CB, Class 2A1	6.00%	11/25/36	144,814
846,141	Series 2007-15CB, Class A6	5.75%	07/25/37	490,086
386,010	Series 2007-OA6, Class A1B, 1 Mo. CME Term SOFR + CSA + 0.40% (b)	5.86%	06/25/37	334,854
	American Home Mortgage Assets Trust
1,087,371	Series 2006-1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.21% (b)	5.67%	05/25/46	889,025
12,603,008	Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (b)	5.63%	02/25/47	4,578,259
3,062,352	Series 2007-2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.13% (b)	5.58%	03/25/47	2,632,889
	American Home Mortgage Investment Trust
479,642	Series 2005-4, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.58% (b)	6.04%	11/25/45	407,723
	APS Resecuritization Trust
14,569,246	Series 2016-3, Class 3MZ (a) (f)	2.58%	09/27/46	7,122,199
	Banc of America Funding Trust
617,657	Series 2007-1, Class TA3A, 1 Mo. CME Term SOFR + CSA + 0.32% (b)	5.78%	01/25/37	545,418
1,895,124	Series 2007-2, Class TA4, 1 Mo. CME Term SOFR + CSA + 0.80% (b)	6.26%	03/25/37	1,707,967
	BCAP LLC Trust
292,692	Series 2007-AA3, Class 1A1A, 1 Mo. CME Term SOFR + CSA + 0.42% (b)	5.88%	04/25/37	266,747
4,699,463	Series 2012-RR8, Class 4A6 (a) (f)	2.52%	11/20/36	3,936,144
	Bear Stearns ALT-A Trust
348,817	Series 2004-8, Class M1, 1 Mo. CME Term SOFR + CSA + 0.92% (b)	6.37%	09/25/34	344,961
1,253,844	Series 2006-1, Class 21A2 (f)	4.27%	02/25/36	859,108
	Bear Stearns Mortgage Funding Trust
3,995,210	Series 2006-AR1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.42% (b)	5.88%	07/25/36	3,474,385
417,084	Series 2006-AR3, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.36% (b)	5.82%	10/25/36	342,480
5,625,611	Series 2007-AR1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.16% (b)	5.62%	01/25/37	4,733,260
148,962	Series 2007-AR3, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.14% (b)	5.60%	03/25/37	123,477
3,529,740	Series 2007-AR5, Class 2A2, 1 Mo. CME Term SOFR + CSA + 0.23% (b)	5.69%	06/25/37	3,247,950

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	CIM Trust
$7,457,915	Series 2020-R6, Class A1 (a)	2.25%	12/25/60	$6,257,762
504,406	Series 2020-R7, Class A1A (a) (i)	2.25%	12/27/61	432,403
4,936,824	Series 2021-INV1, Class A2 (a)	2.50%	07/01/51	3,840,776
945,047	Series 2021-R3, Class A1A (a)	1.95%	06/25/57	833,837
1,310,503	Series 2021-R5, Class A1A (a)	2.00%	08/25/61	1,050,236
6,437,332	Series 2023-R1, Class A1A (a)	5.40%	04/25/62	5,971,194
5,592,805	Series 2023-R3, Class A1A (a)	4.50%	01/25/63	4,790,591
	Citigroup Mortgage Loan Trust
429,340	Series 2005-8, Class 2A4A	5.50%	09/25/35	381,929
1,059,341	Series 2009-10, Class 2A2 (a)	7.00%	12/25/35	750,622
	COLT Mortgage Loan Trust
2,454,891	Series 2021-2, Class A1 (a)	0.92%	08/25/66	1,927,293
	Connecticut Avenue Securities Trust
2,500,000	Series 2021-R03, Class 1B1, 30 Day Average SOFR + 2.75% (a) (b)	8.08%	12/25/41	2,495,577
	Credit Suisse Mortgage Trust
32,833	Series 2014-2R, Class 28A1 (a) (f)	3.00%	06/27/37	31,081
886,317	Series 2014-8R, Class 3A2 (a) (f)	4.69%	02/27/36	642,131
1,501,229	Series 2014-11R, Class 17A2, 1 Mo. CME Term SOFR + CSA + 0.15% (a) (b)	5.74%	12/27/36	1,215,084
6,775,759	Series 2020-RPL3, Class A1 (a) (f)	4.07%	03/25/60	6,716,515
7,047,658	Series 2020-RPL6, Class A1 (a)	2.69%	03/25/59	6,943,488
4,549,214	Series 2021-RP11, Class A1 (a)	2.25%	10/25/61	3,466,276
5,080,138	Series 2021-RPL4, Class A1 (a)	1.80%	12/27/60	4,821,995
3,340,179	Series 2022-RPL1, Class A1 (a)	4.15%	04/25/61	2,943,997
123,908	Series 2022-RPL1, Class CERT (a)	4.23%	04/25/61	97,205
2,948,162	Series 2022-RPL1, Class PT (a)	4.61%	04/25/61	2,343,206
	Deutsche Alt-A Securities Mortgage Loan Trust
5,624,602	Series 2006-AF1, Class A4, 1 Mo. CME Term SOFR + CSA + 0.60% (b)	6.06%	04/25/36	4,952,332
2,374,959	Series 2007-AR3, Class 2A5, 1 Mo. CME Term SOFR + CSA + 0.40% (b)	5.86%	06/25/37	1,982,938
	DSLA Mortgage Loan Trust
42,700	Series 2004-AR4, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.72% (b)	6.17%	01/19/45	31,981
4,798,652	Series 2005-AR3, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.52% (b)	5.97%	07/19/45	3,613,127
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
2,975,000	Series 2021-HQA2, Class M2, 30 Day Average SOFR + 2.05% (a) (b)	7.38%	12/25/33	2,938,581
4,770,000	Series 2022-DNA1, Class M2, 30 Day Average SOFR + 2.50% (a) (b)	7.83%	01/25/42	4,761,817
4,000,000	Series 2022-DNA3, Class M1B, 30 Day Average SOFR + 2.90% (a) (b)	8.23%	04/25/42	4,093,976
	First Horizon Alternative Mortgage Securities Trust
22,818	Series 2004-AA4, Class A1 (f)	6.23%	10/25/34	22,225
1,533,398	Series 2005-AA4, Class 2A1 (f)	5.77%	06/25/35	1,355,301
2,244,154	Series 2007-FA1, Class A4	6.25%	03/25/37	930,314

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	GreenPoint Mortgage Funding Trust
$35,173	Series 2006-AR1, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.58% (b)	6.04%	02/25/36	$29,989
3,726,300	Series 2006-AR6, Class A3A, 1 Mo. CME Term SOFR + CSA + 0.44% (b)	5.90%	10/25/46	3,349,082
5,027,918	Series 2007-AR1, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.40% (b)	5.86%	03/25/47	4,397,919
482,339	Series 2007-AR2, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.40% (b)	5.86%	05/25/37	444,487
	HarborView Mortgage Loan Trust
142,094	Series 2005-9, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.68% (b)	6.13%	06/20/35	126,718
391,547	Series 2005-9, Class 2A1C, 1 Mo. CME Term SOFR + CSA + 0.90% (b)	6.35%	06/20/35	348,902
5,403,788	Series 2007-5, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.19% (b)	5.64%	09/19/37	4,496,833
626,704	Series 2007-7, Class 1A1, 1 Mo. CME Term SOFR + CSA + 2.00% (b)	7.46%	10/25/37	456,100
	Headlands Residential LLC
4,152,545	Series 2021-RPL1, Class NOTE (a)	2.49%	09/25/26	3,996,237
	HomeBanc Mortgage Trust
4,057,000	Series 2005-3, Class M4, 1 Mo. CME Term SOFR + CSA + 1.01% (b)	6.46%	07/25/35	3,786,641
	Impac CMB Trust
36,137	Series 2005-1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.52% (b)	5.98%	04/25/35	32,741
4,133,694	Series 2005-3, Class A1, 1 Mo. CME Term SOFR + CSA + 0.48% (b)	5.94%	08/25/35	3,702,828
3,452,549	Series 2005-5, Class A1, 1 Mo. CME Term SOFR + CSA + 0.32% (b)	6.10%	08/25/35	3,133,061
2,659,709	Series 2005-8, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.52% (b)	5.98%	02/25/36	2,397,123
	Impac Secured Assets Trust
4,681,076	Series 2007-1, Class A3, 1 Mo. CME Term SOFR + CSA + 0.48% (b)	5.94%	03/25/37	3,874,161
	IndyMac INDX Mortgage Loan Trust
3,178,243	Series 2006-AR2, Class 1A1B, 1 Mo. CME Term SOFR + CSA + 0.42% (b)	5.88%	04/25/46	2,560,804
417,458	Series 2006-AR4, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.42% (b)	5.88%	05/25/46	358,288
137,658	Series 2007-FLX2, Class A1C, 1 Mo. CME Term SOFR + CSA + 0.19% (b)	5.65%	04/25/37	121,812
	JP Morgan Alternative Loan Trust
666,280	Series 2006-S1, Class 3A4	6.18%	03/25/36	550,369
45,349	Series 2007-S1, Class A2, 1 Mo. CME Term SOFR + CSA + 0.68% (b)	6.14%	04/25/47	43,012
	JP Morgan Mortgage Trust
4,972,351	Series 2021-5, Class A4 (a)	2.50%	08/25/51	4,262,325
	JP Morgan Resecuritization Trust
5,475,119	Series 2014-6, Class 3A2, 1 Mo. CME Term SOFR + CSA + 0.21% (a) (b)	3.77%	07/27/46	4,876,510

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Legacy Mortgage Asset Trust
$3,390,132	Series 2020-GS2, Class A1, steps up to 6.75% on 03/25/24 (a) (c)	5.75%	03/25/60	$3,378,792
	Lehman Mortgage Trust
731,740	Series 2006-1, Class 1A5	5.50%	02/25/36	359,330
	Lehman XS Trust
60,757	Series 2005-5N, Class 3A1A, 1 Mo. CME Term SOFR + CSA + 0.30% (b)	5.76%	11/25/35	59,534
637,269	Series 2006-2N, Class 2A1, 12 Mo. Treasury Average + CSA + 1.91% (b)	6.95%	02/25/36	539,136
6,098,429	Series 2006-4N, Class A1D1, 1 Mo. CME Term SOFR + CSA + 0.66% (b)	6.12%	04/25/46	5,386,990
483,182	Series 2007-12N, Class 1A3A, 1 Mo. CME Term SOFR + CSA + 0.40% (b)	5.86%	07/25/47	458,152
5,537,825	Series 2007-16N, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.94% (b)	6.40%	09/25/47	5,020,038
	MASTR Adjustable Rate Mortgages Trust
5,267,473	Series 2006-OA2, Class 1A1, 12 Mo. Treasury Average + 0.80% (b)	5.73%	12/25/46	3,605,329
6,029,766	Series 2007-1, Class I1A, 1 Mo. CME Term SOFR + CSA + 0.39% (b)	5.85%	01/25/47	2,173,044
909,545	Series 2007-1, Class I2A3, 12 Mo. Treasury Average + 0.74% (b)	5.67%	01/25/47	897,922
4,700,000	Series 2007-HF2, Class A2, 1 Mo. CME Term SOFR + CSA + 1.10% (b)	6.56%	09/25/37	2,049,622
	Merrill Lynch Mortgage Investors Trust
61,892	Series 2003-D, Class A, 1 Mo. CME Term SOFR + CSA + 0.62% (b)	6.08%	08/25/28	58,412
	New Residential Mortgage Loan Trust
8,100,000	Series 2019-RPL3, Class M1 (a)	3.25%	07/25/59	6,718,066
	Nomura Resecuritization Trust
1,646,020	Series 2014-1R, Class 1A13, 1 Mo. CME Term SOFR + CSA + 0.16% (a) (b)	1.58%	10/26/36	1,336,275
	Opteum Mortgage Acceptance Corp Trust
4,918,222	Series 2006-1, Class 1AC1, 1 Mo. CME Term SOFR + CSA + 0.60% (b)	6.06%	04/25/36	4,441,379
	PHH Alternative Mortgage Trust
881,854	Series 2007-2, Class 1A4, 1 Mo. CME Term SOFR + CSA + 0.60% (b)	6.06%	05/25/37	802,775
	RALI Trust
1,275,107	Series 2005-QO1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.30% (b)	5.76%	08/25/35	927,561
2,204,477	Series 2006-QO10, Class A1, 1 Mo. CME Term SOFR + CSA + 0.32% (b)	5.78%	01/25/37	1,854,663
408,974	Series 2006-QS6, Class 1A15	6.00%	06/25/36	319,420
7,461,405	Series 2007-QA3, Class A1, 1 Mo. CME Term SOFR + CSA + 0.20% (b)	5.66%	05/25/37	6,658,256
2,611,492	Series 2007-QA3, Class A2, 1 Mo. CME Term SOFR + CSA + 0.34% (b)	5.80%	05/25/37	2,298,123
874,791	Series 2007-QH4, Class A1, 1 Mo. CME Term SOFR + CSA + 0.38% (b)	5.84%	05/25/37	759,847
3,803,737	Series 2007-QH9, Class A1 (f)	6.21%	11/25/37	3,042,298
1,985,344	Series 2007-QS9, Class A33	6.50%	07/25/37	1,519,929

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Structured Adjustable Rate Mortgage Loan Trust
$11,099	Series 2005-12, Class 3A1 (f)	5.52%	06/25/35	$9,952
493,944	Series 2007-4, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.48% (b)	5.94%	05/25/37	417,859
487,582	Series 2007-4, Class 1A2, 1 Mo. CME Term SOFR + CSA + 0.44% (b)	5.90%	05/25/37	415,590
	Structured Asset Mortgage Investments II Trust
88,086	Series 2003-AR3, Class A1, 1 Mo. CME Term SOFR + CSA + 0.68% (b)	6.13%	11/19/33	83,619
223,085	Series 2005-AR2, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.46% (b)	5.92%	05/25/45	195,726
256,018	Series 2006-AR1, Class 3A1, 1 Mo. CME Term SOFR + CSA + 0.46% (b)	5.92%	02/25/36	195,985
321,579	Series 2006-AR3, Class 12A1, 1 Mo. CME Term SOFR + CSA + 0.44% (b)	5.90%	05/25/36	248,212
384,642	Series 2006-AR4, Class 3A1, 1 Mo. CME Term SOFR + CSA + 0.38% (b)	5.84%	06/25/36	317,971
38,759	Series 2006-AR5, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.42% (b)	5.88%	05/25/36	25,515
1,511,861	Series 2006-AR6, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.38% (b)	5.84%	07/25/46	1,036,536
528,542	Series 2006-AR8, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.40% (b)	5.86%	10/25/36	444,727
7,609,755	Series 2006-AR8, Class A2, 1 Mo. CME Term SOFR + CSA + 0.42% (b)	5.88%	10/25/36	5,981,871
327,312	Series 2007-AR1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.32% (b)	5.78%	01/25/37	280,463
140,747	Series 2007-AR1, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.18% (b)	5.64%	01/25/37	116,289
551,998	Series 2007-AR6, Class A1, 12 Mo. Treasury Average + 1.50% (b)	6.43%	08/25/47	436,983
	WaMu Mortgage Pass-Through Certificates Trust
4,772,590	Series 2005-AR15, Class A1A2, 1 Mo. CME Term SOFR + CSA + 0.56% (b)	6.02%	11/25/45	4,202,568
41,848	Series 2006-AR11, Class 1A, 12 Mo. Treasury Average + 0.96% (b)	5.89%	09/25/46	32,454
2,108,114	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (b)	5.93%	02/25/46	1,814,793
2,501,689	Series 2007-OA4, Class 1A, 12 Mo. Treasury Average + 0.77% (b)	5.70%	05/25/47	1,952,514
719,969	Series 2007-OA5, Class 1A, 12 Mo. Treasury Average + 0.75% (b)	5.68%	06/25/47	564,879
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
1,988,549	Series 2006-AR6, Class 2A, 12 Mo. Treasury Average + 0.96% (b)	5.89%	08/25/46	1,070,007
597,426	Series 2007-OC1, Class A4, 1 Mo. CME Term SOFR + CSA + 0.64% (b)	6.10%	01/25/47	542,984
	Wells Fargo Mortgage Backed Securities Trust
5,718,822	Series 2007-7, Class A1	6.00%	06/25/37	5,072,455
177,183	Series 2007-AR5, Class A1 (f)	6.03%	10/25/37	147,634
				255,591,183

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities — 5.3%
	BAMLL Commercial Mortgage Securities Trust
$3,150,000	Series 2018-PARK, Class A (a) (f)	4.23%	08/10/38	$2,834,253
2,975,000	Series 2020-BHP3, Class A, 1 Mo. CME Term SOFR + CSA + 1.90% (a) (b)	7.34%	03/15/37	2,958,992
	Banc of America Commercial Mortgage Trust
12,231,989	Series 2015-UBS7, Class XA, IO (f)	0.89%	09/15/48	124,423
	BANK
34,059,952	Series 2020-BN27, Class XA, IO (f)	1.26%	04/15/63	1,908,379
	Bayview Commercial Asset Trust
560,934	Series 2005-4A, Class A1, 1 Mo. CME Term SOFR + CSA + 0.45% (a) (b)	5.91%	01/25/36	508,149
	BBCMS Mortgage Trust
2,445,000	Series 2020-BID, Class A, 1 Mo. CME Term SOFR + CSA + 2.14% (a) (b)	7.58%	10/15/37	2,375,073
2,300,000	Series 2020-BID, Class C, 1 Mo. CME Term SOFR + CSA + 3.64% (a) (b)	9.08%	10/15/37	2,157,352
	BDS Ltd.
1,704,443	Series 2021-FL8, Class A, 1 Mo. CME Term SOFR + CSA + 0.92% (a) (b)	6.37%	01/18/36	1,682,072
	Benchmark Mortgage Trust
2,000,000	Series 2020-B18, Class AGNE (a)	3.76%	07/15/53	1,774,704
1,810,000	Series 2020-IG2, Class UBRD (a) (f)	3.63%	09/15/48	1,555,373
72,129,983	Series 2020-IG3, Class XA, IO (a) (f)	0.82%	09/15/48	1,308,864
	BFLD Trust
2,304,000	Series 2019-DPLO, Class A, 1 Mo. CME Term SOFR + CSA + 1.09% (a) (b)	6.53%	10/15/34	2,291,022
	BLOX Trust
1,570,000	Series 2021-BLOX, Class D, 1 Mo. CME Term SOFR + CSA + 1.75% (a) (b)	7.19%	09/15/26	1,458,435
	BX Commercial Mortgage Trust
3,420,000	Series 2020-VIV3, Class B (a) (f)	3.66%	03/09/44	2,877,216
4,050,000	Series 2020-VIV4, Class A (a)	2.84%	03/09/44	3,349,854
2,462,000	Series 2021-VOLT, Class E, 1 Mo. CME Term SOFR + CSA + 2.00% (a) (b)	7.44%	09/15/36	2,341,128
3,123,029	Series 2021-XL2, Class J, 1 Mo. CME Term SOFR + CSA + 3.89% (a) (b)	9.33%	10/15/38	2,933,071
2,845,000	Series 2022-AHP, Class AS, 1 Mo. CME Term SOFR + 1.49% (a) (b)	6.81%	01/17/39	2,772,932
	BX Trust
2,800,000	Series 2019-OC11, Class A (a)	3.20%	12/09/41	2,401,687
2,261,716	Series 2021-LBA, Class CV, 1 Mo. CME Term SOFR + CSA + 1.35% (a) (b)	6.79%	02/15/36	2,180,445
2,250,000	Series 2021-VIEW, Class A, 1 Mo. CME Term SOFR + CSA + 1.28% (a) (b)	6.72%	06/15/36	2,146,884
1,500,000	Series 2022-VAMF, Class E, 1 Mo. CME Term SOFR + 2.70% (a) (b)	8.02%	01/15/39	1,401,284
	BXMT Ltd.
2,780,948	Series 2020-FL3, Class A, 1 Mo. CME Term SOFR + CSA + 1.40% (a) (b)	6.84%	11/15/37	2,660,767

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	CAMB Commercial Mortgage Trust
$3,050,000	Series 2019-LIFE, Class F, 1 Mo. CME Term SOFR + CSA + 2.55% (a) (b)	7.92%	12/15/37	$2,946,816
	Citigroup Commercial Mortgage Trust
46,677,194	Series 2017-C4, Class XA, IO (f)	1.13%	10/12/50	1,414,366
	COMM Mortgage Trust
307,887	Series 2012-CR4, Class XA, IO (f)	1.29%	10/15/45	9
4,601,344	Series 2020-CBM, Class XCP, IO (a) (f)	0.72%	02/10/37	27,011
21,254,000	Series 2020-SBX, Class X, IO (a) (f)	0.66%	01/10/38	228,478
	Credit Suisse Mortgage Trust
25,699,000	Series 2021-980M, Class X, IO (a) (f)	1.11%	07/15/31	624,518
	Csail Commercial Mortgage Trust
1,350,000	Series 2015-C2, Class C (f)	4.31%	06/15/57	1,061,249
	DROP Mortgage Trust
3,280,000	Series 2021-FILE, Class B, 1 Mo. CME Term SOFR + CSA + 1.70% (a) (b)	7.14%	10/15/43	2,792,733
	Extended Stay America Trust
2,298,923	Series 2021-ESH, Class C, 1 Mo. CME Term SOFR + CSA + 1.70% (a) (b)	7.14%	07/15/38	2,251,971
	FREMF Mortgage Trust
2,282,949	Series 2019-KF64, Class B, 30 Day Average SOFR + 2.41% (a) (b)	7.73%	06/25/26	2,189,501
	GS Mortgage Securities Corp Trust
2,600,000	Series 2020-UPTN, Class XA, IO (a) (f)	0.45%	02/10/37	9,866
	GS Mortgage Securities Trust
82,920,152	Series 2016-GS4, Class XA, IO (f)	0.69%	11/10/49	1,085,458
	JP Morgan Chase Commercial Mortgage Securities Trust
30,236,082	Series 2016-JP3, Class XA, IO (f)	1.47%	08/15/49	866,642
1,757,303	Series 2022-NLP, Class G, 1 Mo. CME Term SOFR + 4.27% (a) (b)	9.60%	04/15/37	1,451,297
	Life Mortgage Trust
2,309,980	Series 2021-BMR, Class G, 1 Mo. CME Term SOFR + CSA + 2.95% (a) (b)	8.39%	03/15/38	2,187,416
	Med Trust
1,393,313	Series 2021-MDLN, Class G, 1 Mo. CME Term SOFR + CSA + 5.25% (a) (b)	10.69%	11/15/38	1,316,167
	Morgan Stanley Capital I Trust
26,347,900	Series 2018-H4, Class XA, IO (f)	0.98%	12/15/51	864,954
1,050,000	Series 2018-MP, Class A (a) (f)	4.42%	07/11/40	858,988
	NYC Commercial Mortgage Trust
1,670,000	Series 2021-909, Class B (a)	3.14%	04/10/43	1,036,630
	One Bryant Park Trust
2,800,000	Series 2019-OBP, Class A (a)	2.52%	09/15/54	2,282,670
	SFAVE Commercial Mortgage Securities Trust
545,000	Series 2015-5AVE, Class C (a) (f)	4.53%	01/05/43	315,338
	SLG Office Trust
2,950,000	Series 2021-OVA, Class C (a)	2.85%	07/15/41	2,262,291
	SMRT
2,730,000	Series 2022-MINI, Class F, 1 Mo. CME Term SOFR + 3.35% (a) (b)	8.67%	01/15/39	2,507,804

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	STWD Mortgage Trust
$1,550,000	Series 2021-LIH, Class AS, 1 Mo. CME Term SOFR + CSA + 1.26% (a) (b)	6.69%	11/15/36	$1,515,776
	UBS Commercial Mortgage Trust
57,960,949	Series 2017-C4, Class XA, IO (f)	1.24%	10/15/50	1,886,206
	Velocity Commercial Capital Loan Trust
2,272,469	Series 2021-3, Class A (a)	1.96%	10/25/51	1,781,379
	VMC Finance LLC
779,000	Series 2021-FL4, Class B, 1 Mo. CME Term SOFR + CSA + 1.80% (a) (b)	7.25%	06/16/36	743,821
1,800,000	Series 2021-HT1, Class B, 1 Mo. CME Term SOFR + CSA + 4.50% (a) (b)	9.95%	01/18/37	1,718,086
	Wells Fargo Commercial Mortgage Trust
32,007,476	Series 2016-C35, Class XA, IO (f)	2.03%	07/15/48	1,159,304
975,000	Series 2019-JWDR, Class E (a) (f)	3.99%	09/15/31	882,024
				88,271,128
	Total Mortgage-Backed Securities			343,862,311
	(Cost $370,759,598)
CORPORATE BONDS AND NOTES (k) — 16.6%
	Aerospace/Defense — 0.2%
635,000	Boeing (The) Co.	1.43%	02/04/24	630,189
2,250,000	TransDigm, Inc. (a)	6.75%	08/15/28	2,256,838
				2,887,027
	Agriculture — 0.3%
30,000	BAT Capital Corp.	2.73%	03/25/31	24,453
1,250,000	BAT Capital Corp.	4.54%	08/15/47	915,864
1,870,000	BAT Capital Corp.	4.76%	09/06/49	1,396,884
1,905,000	BAT Capital Corp.	5.65%	03/16/52	1,632,288
645,000	Reynolds American, Inc.	5.85%	08/15/45	570,417
				4,539,906
	Airlines — 0.1%
264,074	American Airlines Pass-Through Trust, Series 2014-1, Class A	3.70%	10/01/26	242,693
482,213	JetBlue Pass-Through Trust, Series 2020-1, Class A	4.00%	11/15/32	428,040
414,939	United Airlines Pass-Through Trust, Series 2013-1, Class A	4.30%	08/15/25	399,516
84,966	US Airways Pass-Through Trust, Series 2012-1, Class A	5.90%	10/01/24	84,743
				1,154,992
	Auto Manufacturers — 0.0%
850,000	Allison Transmission, Inc. (a)	3.75%	01/30/31	710,473
	Banks — 3.8%
3,510,000	Bank of America Corp. (l)	2.30%	07/21/32	2,756,254
1,665,000	Bank of America Corp. (l)	2.57%	10/20/32	1,325,721
815,000	Bank of America Corp., Series N (l)	1.66%	03/11/27	743,778
570,000	Bank of America Corp., Series RR (l)	4.38%	(m)	494,632
3,490,000	Bank of America Corp., Medium-Term Note (l)	2.55%	02/04/28	3,180,657
750,000	Bank of America Corp., Medium-Term Note (l)	3.97%	03/05/29	703,016
20,000	Bank of America Corp., Medium-Term Note (l)	2.88%	10/22/30	17,188
455,000	Bank of America Corp., Medium-Term Note (l)	1.90%	07/23/31	357,488
4,183,000	Bank of America Corp., Medium-Term Note (l)	1.92%	10/24/31	3,271,737
1,020,000	Bank of America Corp., Medium-Term Note (l)	2.97%	02/04/33	832,794

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (k) (Continued)
	Banks (Continued)
$500,000	Citigroup, Inc., SOFR + 0.69% (b)	6.05%	10/30/24	$499,696
525,000	Citigroup, Inc. (l)	2.98%	11/05/30	454,371
2,380,000	Citigroup, Inc. (l)	2.57%	06/03/31	1,966,037
525,000	Citigroup, Inc. (l)	2.56%	05/01/32	422,490
1,540,000	Citigroup, Inc. (l)	2.52%	11/03/32	1,219,750
4,610,000	Citigroup, Inc. (l)	3.06%	01/25/33	3,783,493
135,000	Comerica, Inc. (l)	5.63%	(m)	123,258
1,615,000	Goldman Sachs Group (The), Inc., SOFR + 0.49% (b)	5.84%	10/21/24	1,610,675
2,605,000	Goldman Sachs Group (The), Inc. (l)	1.99%	01/27/32	2,021,296
2,990,000	Goldman Sachs Group (The), Inc. (l)	2.38%	07/21/32	2,355,471
600,000	Goldman Sachs Group (The), Inc. (l)	2.65%	10/21/32	478,921
715,000	JPMorgan Chase & Co. (l)	0.97%	06/23/25	694,368
750,000	JPMorgan Chase & Co. (l)	1.04%	02/04/27	680,382
1,660,000	JPMorgan Chase & Co. (l)	1.58%	04/22/27	1,511,721
780,000	JPMorgan Chase & Co. (l)	1.47%	09/22/27	699,328
160,000	JPMorgan Chase & Co. (l)	4.01%	04/23/29	151,172
770,000	JPMorgan Chase & Co. (l)	1.95%	02/04/32	605,576
3,710,000	JPMorgan Chase & Co. (l)	2.58%	04/22/32	3,033,549
3,605,000	JPMorgan Chase & Co. (l)	2.55%	11/08/32	2,899,664
595,000	JPMorgan Chase & Co., Series KK (l)	3.65%	(m)	537,135
4,790,000	Morgan Stanley (l)	2.48%	09/16/36	3,618,324
2,910,000	Morgan Stanley, Global Medium-Term Note (l)	2.24%	07/21/32	2,276,622
1,245,000	PNC Financial Services Group (The), Inc. (l)	6.04%	10/28/33	1,246,565
1,090,000	PNC Financial Services Group (The), Inc. (l)	5.07%	01/24/34	1,022,690
3,120,000	PNC Financial Services Group (The), Inc. (l)	6.88%	10/20/34	3,314,014
555,000	US Bancorp (l)	3.70%	(m)	423,304
1,255,000	US Bancorp (l)	5.85%	10/21/33	1,235,621
2,875,000	US Bancorp (l)	4.84%	02/01/34	2,633,891
855,000	US Bancorp (l)	5.84%	06/12/34	842,318
1,485,000	Wells Fargo & Co., Medium-Term Note (l)	2.39%	06/02/28	1,335,066
5,555,000	Wells Fargo & Co., Medium-Term Note (l)	3.35%	03/02/33	4,652,143
1,220,000	Wells Fargo & Co., Medium-Term Note (l)	4.90%	07/25/33	1,141,560
385,000	Wells Fargo & Co., Medium-Term Note (l)	5.01%	04/04/51	342,594
				63,516,330
	Beverages — 0.2%
720,000	Primo Water Holdings, Inc. (a)	4.38%	04/30/29	639,337
3,162,000	Triton Water Holdings, Inc. (a)	6.25%	04/01/29	2,710,482
				3,349,819
	Biotechnology — 0.1%
320,000	Amgen, Inc.	5.65%	03/02/53	315,850
1,000,000	Illumina, Inc.	2.55%	03/23/31	793,817
				1,109,667
	Chemicals — 0.4%
475,000	International Flavors & Fragrances, Inc. (a)	1.23%	10/01/25	433,932
3,575,000	International Flavors & Fragrances, Inc. (a)	2.30%	11/01/30	2,841,683
60,000	International Flavors & Fragrances, Inc. (a)	3.27%	11/15/40	40,417
395,000	International Flavors & Fragrances, Inc.	4.38%	06/01/47	284,358
855,000	International Flavors & Fragrances, Inc.	5.00%	09/26/48	683,385
235,000	International Flavors & Fragrances, Inc. (a)	3.47%	12/01/50	148,234

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (k) (Continued)
	Chemicals (Continued)
$175,000	Unifrax Escrow Issuer Corp. (a)	5.25%	09/30/28	$120,516
625,000	Unifrax Escrow Issuer Corp. (a)	7.50%	09/30/29	333,375
1,819,000	Valvoline, Inc. (a)	3.63%	06/15/31	1,494,936
				6,380,836
	Commercial Services — 0.6%
189,000	Adtalem Global Education, Inc. (a)	5.50%	03/01/28	177,475
375,000	Carriage Services, Inc. (a)	4.25%	05/15/29	317,582
880,000	Global Payments, Inc. (EUR)	4.88%	03/17/31	974,728
520,000	Global Payments, Inc.	5.40%	08/15/32	509,274
958,000	Global Payments, Inc.	5.95%	08/15/52	918,314
2,050,000	Hertz (The) Corp. (a)	5.00%	12/01/29	1,575,022
1,475,000	Prime Security Services Borrower LLC / Prime Finance, Inc. (a)	3.38%	08/31/27	1,335,663
1,250,000	Rent-A-Center, Inc. (a)	6.38%	02/15/29	1,139,181
61,000	Service Corp. International	4.63%	12/15/27	57,768
1,500,000	VT Topco, Inc. (a)	8.50%	08/15/30	1,537,080
1,600,000	WASH Multifamily Acquisition, Inc. (a)	5.75%	04/15/26	1,505,125
				10,047,212
	Computers — 0.0%
448,000	NCR Corp. (a)	5.13%	04/15/29	410,663
300,000	NCR Voyix Corp. (a)	5.25%	10/01/30	263,981
				674,644
	Cosmetics/Personal Care — 0.0%
243,000	Edgewell Personal Care Co. (a)	5.50%	06/01/28	231,703
	Diversified Financial Services — 0.3%
1,390,000	Air Lease Corp.	2.20%	01/15/27	1,246,663
300,000	Air Lease Corp., Medium-Term Note	2.88%	01/15/26	282,389
605,000	American Express Co. (l)	3.55%	(m)	511,546
1,505,000	Capital One Financial Corp. (l)	1.88%	11/02/27	1,320,320
540,000	Charles Schwab Corp. (The), Series K (l)	5.00%	(m)	467,079
1,750,000	Jane Street Group / JSG Finance, Inc. (a)	4.50%	11/15/29	1,567,517
				5,395,514
	Electric — 0.9%
2,045,000	Alliant Energy Finance LLC (a)	3.60%	03/01/32	1,741,601
1,285,000	American Electric Power Co., Inc.	2.03%	03/15/24	1,269,956
365,000	Appalachian Power Co., Series X	3.30%	06/01/27	340,645
3,000,000	Arizona Public Service Co.	6.35%	12/15/32	3,143,809
540,000	Duke Energy Carolinas LLC	3.55%	03/15/52	383,159
1,000,000	Duke Energy Corp.	3.75%	04/15/24	993,494
600,000	Duke Energy Corp. (EUR)	3.85%	06/15/34	614,128
100,000	Evergy Metro, Inc.	4.20%	06/15/47	79,200
750,000	Jersey Central Power & Light Co. (a)	4.70%	04/01/24	747,150
750,000	MidAmerican Energy Co.	3.95%	08/01/47	582,227
1,395,000	New England Power Co. (a)	5.94%	11/25/52	1,359,297
1,910,000	Niagara Mohawk Power Corp. (a)	5.78%	09/16/52	1,821,965
500,000	Pennsylvania Electric Co. (a)	4.15%	04/15/25	487,453
800,000	Pike Corp. (a) (n)	8.63%	01/31/31	809,903
100,000	Puget Sound Energy, Inc.	4.22%	06/15/48	78,827
450,000	Southwestern Electric Power Co., Series M	4.10%	09/15/28	424,009
				14,876,823

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (k) (Continued)
	Electrical Components & Equipments — 0.1%
$900,000	Energizer Holdings, Inc. (a)	4.38%	03/31/29	$776,970
	Engineering & Construction — 0.1%
1,113,000	Artera Services LLC (a)	9.03%	12/04/25	1,017,399
	Entertainment — 0.6%
515,000	Churchill Downs, Inc. (a)	5.50%	04/01/27	497,335
1,220,000	Everi Holdings, Inc. (a)	5.00%	07/15/29	1,070,416
590,000	Live Nation Entertainment, Inc. (a)	4.75%	10/15/27	555,184
1,580,000	Penn Entertainment, Inc. (a)	4.13%	07/01/29	1,312,917
110,000	Warnermedia Holdings, Inc.	4.28%	03/15/32	97,071
2,715,000	Warnermedia Holdings, Inc.	5.05%	03/15/42	2,243,545
5,131,000	Warnermedia Holdings, Inc.	5.14%	03/15/52	4,104,022
				9,880,490
	Environmental Control — 0.2%
200,000	Clean Harbors, Inc. (a)	4.88%	07/15/27	192,779
1,356,000	Madison IAQ LLC (a)	4.13%	06/30/28	1,205,665
2,453,000	Waste Pro USA, Inc. (a)	5.50%	02/15/26	2,317,055
				3,715,499
	Food — 0.3%
248,000	B&G Foods, Inc.	5.25%	04/01/25	243,667
1,420,000	H-Food Holdings LLC / Hearthside Finance Co., Inc. (a)	8.50%	06/01/26	312,606
300,000	Kraft Heinz Foods Co.	3.75%	04/01/30	276,051
186,000	Kraft Heinz Foods Co.	4.25%	03/01/31	173,633
286,000	Pilgrim’s Pride Corp.	4.25%	04/15/31	247,933
1,395,000	Pilgrim’s Pride Corp.	3.50%	03/01/32	1,130,466
835,000	Pilgrim’s Pride Corp.	6.25%	07/01/33	823,218
2,000,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed (a)	4.63%	03/01/29	1,662,073
387,000	Smithfield Foods, Inc. (a)	5.20%	04/01/29	360,066
561,000	TreeHouse Foods, Inc.	4.00%	09/01/28	477,761
				5,707,474
	Gas — 0.0%
155,000	Southern Co. Gas Capital Corp.	5.88%	03/15/41	148,682
	Healthcare-Products — 0.3%
1,600,000	Alcon Finance Corp. (a)	3.00%	09/23/29	1,400,416
1,425,000	DENTSPLY SIRONA, Inc.	3.25%	06/01/30	1,222,145
1,997,000	Embecta Corp. (a)	5.00%	02/15/30	1,680,565
208,000	Hologic, Inc. (a)	4.63%	02/01/28	196,228
770,000	PerkinElmer, Inc.	2.25%	09/15/31	603,850
185,000	Revvity, Inc.	2.55%	03/15/31	149,838
				5,253,042
	Healthcare-Services — 1.1%
635,000	Barnabas Health, Inc., Series 2012	4.00%	07/01/28	596,348
429,000	Cano Health LLC (a)	6.25%	10/01/28	30,187
900,000	Catalent Pharma Solutions, Inc. (a)	5.00%	07/15/27	850,507
935,000	Catalent Pharma Solutions, Inc. (o)	2.38%	03/01/28	865,590
400,000	Catalent Pharma Solutions, Inc. (a)	3.13%	02/15/29	335,298
1,125,000	Centene Corp.	4.25%	12/15/27	1,062,928
1,778,000	Centene Corp.	2.45%	07/15/28	1,542,455

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (k) (Continued)
	Healthcare-Services (Continued)
$1,396,000	Centene Corp.	3.00%	10/15/30	$1,166,002
500,000	Centene Corp.	2.50%	03/01/31	399,395
250,000	CommonSpirit Health	3.35%	10/01/29	221,756
90,000	HCA, Inc.	5.25%	04/15/25	89,321
380,000	HCA, Inc.	5.38%	09/01/26	378,217
360,000	HCA, Inc.	7.05%	12/01/27	374,732
417,000	HCA, Inc.	4.13%	06/15/29	386,950
2,870,000	HCA, Inc.	3.50%	09/01/30	2,524,313
1,830,000	HCA, Inc.	5.50%	06/15/47	1,644,536
470,000	HCA, Inc.	5.25%	06/15/49	408,097
365,000	HCA, Inc., Medium-Term Note	7.58%	09/15/25	374,433
3,000,000	ModivCare Escrow Issuer, Inc. (a)	5.00%	10/01/29	2,298,015
1,350,000	Prime Healthcare Services, Inc. (a)	7.25%	11/01/25	1,269,037
1,350,000	Universal Health Services, Inc.	1.65%	09/01/26	1,213,257
				18,031,374
	Household Products/Wares — 0.1%
120,000	Central Garden & Pet Co.	4.13%	10/15/30	102,891
952,000	Spectrum Brands, Inc. (a)	5.50%	07/15/30	889,397
				992,288
	Insurance — 0.7%
437,000	Acrisure LLC / Acrisure Finance, Inc. (a)	4.25%	02/15/29	381,950
700,000	Acrisure LLC / Acrisure Finance, Inc. (a)	6.00%	08/01/29	603,564
1,060,000	Aon Corp. / Aon Global Holdings PLC	3.90%	02/28/52	797,998
1,115,000	Athene Global Funding (a)	3.21%	03/08/27	1,007,799
1,560,000	Athene Global Funding (a)	1.99%	08/19/28	1,306,069
675,000	Athene Global Funding (a)	2.72%	01/07/29	571,490
810,000	Brown & Brown, Inc.	4.95%	03/17/52	673,402
250,000	Farmers Exchange Capital III (a) (l)	5.45%	10/15/54	209,479
775,000	Farmers Insurance Exchange (a)	8.63%	05/01/24	780,806
465,000	Farmers Insurance Exchange (a) (l)	4.75%	11/01/57	343,519
750,000	MassMutual Global Funding II (a)	3.40%	03/08/26	722,627
965,000	Metropolitan Life Global Funding I (a)	5.15%	03/28/33	942,906
1,360,000	Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (a) (b)	7.96%	12/15/24	1,358,184
50,000	Teachers Insurance & Annuity Association of America (a)	4.27%	05/15/47	40,496
220,000	Teachers Insurance & Annuity Association of America (a)	3.30%	05/15/50	146,010
1,260,000	Teachers Insurance & Annuity Association of America (a) (l)	4.38%	09/15/54	1,234,271
				11,120,570
	Internet — 0.2%
800,000	Cogent Communications Group, Inc. (a)	7.00%	06/15/27	786,744
1,250,000	Gen Digital, Inc. (a)	6.75%	09/30/27	1,259,591
1,775,000	Netflix, Inc.	5.88%	02/15/25	1,783,005
				3,829,340
	Investment Companies — 0.1%
150,000	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.	6.25%	05/15/26	141,755
1,537,000	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.	5.25%	05/15/27	1,392,906
500,000	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.	4.38%	02/01/29	410,337
				1,944,998
	Iron/Steel — 0.0%
700,000	ATI, Inc.	7.25%	08/15/30	703,825

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (k) (Continued)
	Lodging — 0.1%
$569,000	Boyd Gaming Corp. (a)	4.75%	06/15/31	$503,986
1,626,000	Hilton Domestic Operating Co., Inc. (a)	3.63%	02/15/32	1,367,172
				1,871,158
	Machinery-Diversified — 0.1%
2,900,000	OT Merger Corp. (a)	7.88%	10/15/29	1,645,170
	Media — 1.0%
2,729,000	Cable One, Inc. (a)	4.00%	11/15/30	2,132,127
295,000	Charter Communications Operating LLC / Charter Communications Operating Capital	2.30%	02/01/32	225,717
370,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	05/01/47	299,492
325,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.75%	04/01/48	274,421
542,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.13%	07/01/49	420,862
1,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.80%	03/01/50	744,634
690,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.25%	04/01/53	553,129
173,000	Cox Communications, Inc. (a)	3.15%	08/15/24	169,549
680,000	Cox Communications, Inc. (a)	2.60%	06/15/31	550,668
900,000	Cox Enterprises, Inc. (a)	7.38%	07/15/27	936,002
700,000	CSC Holdings LLC (a)	5.38%	02/01/28	595,862
700,000	CSC Holdings LLC (a)	7.50%	04/01/28	479,412
2,190,000	CSC Holdings LLC (a)	6.50%	02/01/29	1,854,142
600,000	CSC Holdings LLC (a)	4.63%	12/01/30	330,946
1,032,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc. (a)	5.88%	08/15/27	929,673
816,000	Scripps Escrow II, Inc. (a)	5.38%	01/15/31	559,609
750,000	Scripps Escrow, Inc. (a)	5.88%	07/15/27	632,633
1,165,000	Sirius XM Radio, Inc. (a)	3.88%	09/01/31	943,355
630,000	Time Warner Cable LLC	5.88%	11/15/40	545,049
3,970,000	Time Warner Cable LLC	5.50%	09/01/41	3,286,241
				16,463,523
	Oil & Gas — 0.1%
800,000	Sunoco L.P. / Sunoco Finance Corp.	4.50%	05/15/29	729,746
	Packaging & Containers — 0.4%
1,830,000	Berry Global, Inc. (a)	4.88%	07/15/26	1,773,581
295,000	Berry Global, Inc.	1.65%	01/15/27	260,403
1,500,000	Berry Global, Inc. (a)	5.50%	04/15/28	1,476,937
1,755,000	Clearwater Paper Corp. (a)	4.75%	08/15/28	1,567,734
728,000	Graphic Packaging International LLC	4.13%	08/15/24	715,726
725,000	Sealed Air Corp / Sealed Air Corp. U.S. (a)	7.25%	02/15/31	743,089
60,000	Sealed Air Corp. (a)	5.50%	09/15/25	59,599
				6,597,069
	Pharmaceuticals — 0.6%
810,000	Bayer US Finance II LLC (a)	2.85%	04/15/25	775,462
180,000	Bayer US Finance II LLC (a)	4.25%	12/15/25	173,508
880,000	Bayer US Finance II LLC (a)	4.38%	12/15/28	815,531
265,000	Bayer US Finance II LLC (a)	4.63%	06/25/38	218,006

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (k) (Continued)
	Pharmaceuticals (Continued)
$1,960,000	Bayer US Finance II LLC (a)	4.40%	07/15/44	$1,426,354
400,000	Bayer US Finance II LLC (a)	4.88%	06/25/48	310,923
2,490,000	Bayer US Finance LLC (a)	6.50%	11/21/33	2,475,337
330,000	Cigna Group (The)	4.38%	10/15/28	318,513
400,000	Cigna Group (The)	4.90%	12/15/48	354,864
946,000	Option Care Health, Inc. (a)	4.38%	10/31/29	835,313
550,000	Prestige Brands, Inc. (a)	5.13%	01/15/28	523,140
1,721,000	Prestige Brands, Inc. (a)	3.75%	04/01/31	1,436,484
				9,663,435
	Pipelines — 0.5%
306,000	Energy Transfer L.P.	6.55%	12/01/33	320,317
3,095,000	Energy Transfer L.P.	5.00%	05/15/50	2,613,599
594,000	Energy Transfer L.P., Series B (l)	6.63%	(m)	482,950
765,000	Global Partners L.P. / GLP Finance Corp.	6.88%	01/15/29	712,957
350,000	Rockies Express Pipeline LLC (a)	4.95%	07/15/29	323,342
100,000	Rockies Express Pipeline LLC (a)	6.88%	04/15/40	91,220
1,274,000	TransMontaigne Partners L.P. / TLP Finance Corp.	6.13%	02/15/26	1,112,966
1,000,000	Venture Global Calcasieu Pass LLC (a)	6.25%	01/15/30	982,142
520,000	Venture Global Calcasieu Pass LLC (a)	4.13%	08/15/31	448,872
1,335,000	Venture Global LNG, Inc. (a)	9.50%	02/01/29	1,378,281
				8,466,646
	Real Estate — 0.0%
463,000	Greystar Real Estate Partners LLC (a)	7.75%	09/01/30	471,334
	Real Estate Investment Trusts — 1.9%
75,000	Alexandria Real Estate Equities, Inc.	3.45%	04/30/25	72,767
1,310,000	American Assets Trust L.P.	3.38%	02/01/31	1,001,524
234,000	American Homes 4 Rent L.P.	3.63%	04/15/32	200,718
1,835,000	American Homes 4 Rent L.P.	4.30%	04/15/52	1,369,282
330,000	American Tower Corp.	2.70%	04/15/31	271,835
250,000	American Tower Corp. (EUR)	1.00%	01/15/32	212,309
2,356,000	American Tower Corp.	5.55%	07/15/33	2,331,379
250,000	Boston Properties L.P.	2.75%	10/01/26	226,493
200,000	Boston Properties L.P.	3.40%	06/21/29	170,658
534,000	Crown Castle, Inc.	2.50%	07/15/31	429,545
500,000	CubeSmart L.P.	4.38%	02/15/29	469,498
281,000	Extra Space Storage L.P.	3.90%	04/01/29	257,971
975,000	Extra Space Storage L.P.	2.55%	06/01/31	779,766
1,978,000	Extra Space Storage L.P.	2.40%	10/15/31	1,558,356
1,450,000	Extra Space Storage L.P.	2.35%	03/15/32	1,124,751
955,000	GLP Capital L.P. / GLP Financing II, Inc.	5.38%	04/15/26	933,943
175,000	GLP Capital L.P. / GLP Financing II, Inc.	5.75%	06/01/28	172,953
2,270,000	GLP Capital L.P. / GLP Financing II, Inc.	4.00%	01/15/30	1,993,855
55,000	GLP Capital L.P. / GLP Financing II, Inc.	4.00%	01/15/31	47,090
1,753,000	GLP Capital L.P. / GLP Financing II, Inc.	3.25%	01/15/32	1,409,626
490,000	Healthcare Realty Holdings L.P.	3.63%	01/15/28	443,888
595,000	Healthcare Realty Holdings L.P.	3.10%	02/15/30	505,332
1,597,000	Healthcare Realty Holdings L.P.	2.40%	03/15/30	1,261,123
430,000	Healthcare Realty Holdings L.P.	2.00%	03/15/31	332,204
190,000	Healthcare Realty Holdings L.P.	2.05%	03/15/31	140,896

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (k) (Continued)
	Real Estate Investment Trusts (Continued)
$1,075,000	Hudson Pacific Properties L.P.	3.95%	11/01/27	$834,861
390,000	Hudson Pacific Properties L.P.	5.95%	02/15/28	322,207
805,000	Hudson Pacific Properties L.P.	4.65%	04/01/29	597,444
1,045,000	Hudson Pacific Properties L.P.	3.25%	01/15/30	701,545
1,210,000	Invitation Homes Operating Partnership L.P.	2.00%	08/15/31	915,366
260,000	Invitation Homes Operating Partnership L.P.	5.50%	08/15/33	248,561
1,385,000	Invitation Homes Operating Partnership L.P.	2.70%	01/15/34	1,040,954
163,000	Iron Mountain, Inc. (a)	5.63%	07/15/32	148,130
173,000	Kilroy Realty L.P.	4.25%	08/15/29	150,589
400,000	Kilroy Realty L.P.	2.50%	11/15/32	280,805
505,000	LXP Industrial Trust	2.70%	09/15/30	403,439
830,000	Physicians Realty L.P.	2.63%	11/01/31	656,194
1,440,000	Prologis Euro Finance LLC, Medium-Term Note (EUR)	4.25%	01/31/43	1,452,833
875,000	Realty Income Corp. (EUR)	5.13%	07/06/34	981,497
200,000	Rexford Industrial Realty L.P.	2.15%	09/01/31	152,912
250,000	Ventas Realty L.P.	2.65%	01/15/25	240,634
265,000	VICI Properties L.P.	4.95%	02/15/30	246,627
2,236,000	VICI Properties L.P.	5.13%	05/15/32	2,060,638
273,000	VICI Properties L.P.	5.63%	05/15/52	235,643
399,000	VICI Properties L.P. / VICI Note Co., Inc. (a)	4.63%	06/15/25	388,259
290,000	VICI Properties L.P. / VICI Note Co., Inc. (a)	4.50%	09/01/26	275,684
690,000	VICI Properties L.P. / VICI Note Co., Inc. (a)	3.75%	02/15/27	639,388
270,000	VICI Properties L.P. / VICI Note Co., Inc. (a)	4.50%	01/15/28	250,883
452,000	VICI Properties L.P. / VICI Note Co., Inc. (a)	3.88%	02/15/29	402,825
26,000	VICI Properties L.P. / VICI Note Co., Inc. (a)	4.13%	08/15/30	22,680
				31,368,360
	Retail — 0.4%
750,000	Ferrellgas Escrow LLC / FG Operating Finance Escrow Corp. (a)	5.38%	04/01/26	717,119
967,000	Ferrellgas L.P. / Ferrellgas Finance Corp. (a)	5.88%	04/01/29	891,131
2,802,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (a)	6.75%	01/15/30	2,367,114
788,000	FirstCash, Inc. (a)	5.63%	01/01/30	738,163
550,000	Lithia Motors, Inc. (a)	3.88%	06/01/29	485,213
2,170,000	Michaels (The) Cos., Inc. (a)	7.88%	05/01/29	1,235,251
750,000	Raising Cane’s Restaurants LLC (a)	9.38%	05/01/29	788,471
				7,222,462
	Semiconductors — 0.0%
75,000	Broadcom, Inc.	3.63%	10/15/24	73,700
415,000	Intel Corp.	3.73%	12/08/47	319,172
				392,872
	Software — 0.3%
225,000	Central Parent, Inc. / CDK Global, Inc. (a)	7.25%	06/15/29	224,958
1,755,000	Oracle Corp.	3.80%	11/15/37	1,431,246
895,000	Oracle Corp.	6.50%	04/15/38	958,497
1,640,000	Oracle Corp.	4.00%	11/15/47	1,240,142
480,000	Oracle Corp.	3.95%	03/25/51	355,409
775,000	RingCentral, Inc. (a)	8.50%	08/15/30	772,799
				4,983,051

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (k) (Continued)
	Telecommunications — 0.5%
$162,000	CommScope, Inc. (a)	6.00%	03/01/26	$139,074
1,750,000	CommScope, Inc. (a)	4.75%	09/01/29	1,099,621
1,706,000	Frontier Communications Holdings LLC (a)	5.00%	05/01/28	1,532,097
925,000	Frontier Communications Holdings LLC (a)	6.75%	05/01/29	784,714
1,160,000	Frontier Communications Holdings LLC (a)	8.63%	03/15/31	1,143,525
342,000	Qwest Corp.	7.25%	09/15/25	323,498
335,000	SES GLOBAL Americas Holdings, Inc. (a)	5.30%	03/25/44	242,777
736,875	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (a)	4.74%	03/20/25	730,886
252,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (a)	5.15%	03/20/28	248,496
74,000	T-Mobile USA, Inc.	4.75%	02/01/28	72,605
1,000,000	T-Mobile USA, Inc.	2.63%	02/15/29	881,355
1,660,000	Zayo Group Holdings, Inc. (a)	4.00%	03/01/27	1,268,349
				8,466,997
	Total Corporate Bonds and Notes			276,338,720
	(Cost $295,326,369)
FOREIGN CORPORATE BONDS AND NOTES (k) — 6.5%
	Agriculture — 0.2%
2,555,000	BAT International Finance PLC, Medium-Term Note (GBP) (o)	2.25%	09/09/52	1,319,539
1,200,000	Imperial Brands Finance PLC (a)	6.13%	07/27/27	1,216,986
				2,536,525
	Banks — 2.4%
1,025,000	ABN AMRO Bank N.V. (a) (l)	2.47%	12/13/29	869,706
955,000	DNB Bank ASA (a) (l)	0.86%	09/30/25	915,580
505,000	HSBC Holdings PLC (l)	1.59%	05/24/27	455,188
3,180,000	HSBC Holdings PLC (l)	4.76%	06/09/28	3,077,386
1,440,000	HSBC Holdings PLC (l)	2.21%	08/17/29	1,222,895
3,662,000	HSBC Holdings PLC (l)	2.80%	05/24/32	2,942,078
960,000	HSBC Holdings PLC (l)	6.33%	03/09/44	975,921
200,000	Lloyds Banking Group PLC	3.90%	03/12/24	198,933
1,005,000	Lloyds Banking Group PLC (l)	3.57%	11/07/28	925,895
1,575,000	Lloyds Banking Group PLC (l)	4.98%	08/11/33	1,463,764
865,000	NatWest Group PLC (l)	4.27%	03/22/25	859,632
2,005,000	Santander UK Group Holdings PLC (l)	1.09%	03/15/25	1,971,640
2,390,000	Santander UK Group Holdings PLC (l)	1.67%	06/14/27	2,134,876
430,000	Santander UK Group Holdings PLC (l)	2.47%	01/11/28	383,539
505,000	UBS Group AG (a) (l)	2.59%	09/11/25	490,845
2,160,000	UBS Group AG (a) (l)	1.31%	02/02/27	1,954,594
7,595,000	UBS Group AG (a) (l)	4.19%	04/01/31	6,821,933
5,550,000	UBS Group AG (a) (l)	3.09%	05/14/32	4,533,333
6,465,000	UBS Group AG (a) (l)	9.02%	11/15/33	7,655,577
				39,853,315
	Beverages — 0.2%
505,000	Bacardi Ltd. (a)	2.75%	07/15/26	469,702
670,000	Bacardi Ltd. (a)	4.70%	05/15/28	645,093
1,000,000	Becle SAB de C.V. (a)	2.50%	10/14/31	774,040
1,895,000	JDE Peet’s N.V. (a)	2.25%	09/24/31	1,454,933
				3,343,768

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (k) (Continued)
	Building Materials — 0.0%
$40,000	Ingersoll-Rand Luxembourg Finance S.A.	3.55%	11/01/24	$39,246
	Chemicals — 0.1%
150,000	Axalta Coating Systems Dutch Holding B B.V. (a)	7.25%	02/15/31	154,702
700,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. (a)	4.75%	06/15/27	664,175
1,675,000	EverArc Escrow S.A.R.L. (a)	5.00%	10/30/29	1,362,445
275,000	Herens Holdco S.A.R.L. (a)	4.75%	05/15/28	213,559
				2,394,881
	Diversified Financial Services — 0.6%
115,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.88%	01/23/28	106,673
1,650,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.00%	10/29/28	1,455,222
2,720,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.30%	01/30/32	2,255,757
100,000	Avolon Holdings Funding Ltd. (a)	3.95%	07/01/24	98,314
325,000	Avolon Holdings Funding Ltd. (a)	2.88%	02/15/25	310,546
4,645,000	Avolon Holdings Funding Ltd. (a)	2.53%	11/18/27	4,016,969
795,000	GGAM Finance Ltd. (a)	8.00%	02/15/27	801,145
1,480,000	GGAM Finance Ltd. (a)	8.00%	06/15/28	1,498,123
82,000	Park Aerospace Holdings Ltd. (a)	5.50%	02/15/24	81,781
				10,624,530
	Electric — 0.2%
500,000	Comision Federal de Electricidad (o)	3.88%	07/26/33	380,625
230,573	Mong Duong Finance Holdings B.V. (o)	5.13%	05/07/29	212,778
1,460,000	TenneT Holding B.V., Medium-Term Note (EUR) (o)	4.50%	10/28/34	1,715,820
945,000	TenneT Holding B.V., Medium-Term Note (EUR) (o)	2.75%	05/17/42	924,844
280,000	TenneT Holding B.V., Medium-Term Note (EUR) (o)	4.75%	10/28/42	339,043
				3,573,110
	Entertainment — 0.1%
700,000	Banijay Entertainment SASU (a)	8.13%	05/01/29	706,347
899,000	Ontario Gaming GTA, L.P. (a)	8.00%	08/01/30	908,700
				1,615,047
	Environmental Control — 0.1%
1,400,000	GFL Environmental, Inc. (a)	4.00%	08/01/28	1,250,620
750,000	GFL Environmental, Inc. (a)	3.50%	09/01/28	672,417
				1,923,037
	Food — 0.4%
4,617,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS Luxembourg S.A.R.L. (a)	6.75%	03/15/34	4,643,963
1,700,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.	3.75%	12/01/31	1,409,957
				6,053,920
	Gas — 0.1%
680,000	National Gas Transmission PLC, Medium-Term Note (EUR) (o)	4.25%	04/05/30	747,970
	Healthcare-Products — 0.1%
500,000	Medtronic Global Holdings SCA (EUR)	3.38%	10/15/34	527,206
500,000	Sartorius Finance B.V. (EUR) (o)	4.50%	09/14/32	550,689
200,000	Sartorius Finance B.V. (EUR) (o)	4.88%	09/14/35	220,842
				1,298,737
	Healthcare-Services — 0.1%
2,150,000	Kedrion S.p.A. (a)	6.50%	09/01/29	1,913,500

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (k) (Continued)
	Internet — 0.0%
$200,000	Tencent Holdings Ltd. (a)	3.68%	04/22/41	$147,619
200,000	Tencent Holdings Ltd. (a)	3.84%	04/22/51	139,271
				286,890
	Investment Companies — 0.1%
1,640,000	Gaci First Investment Co. (o)	5.25%	10/13/32	1,643,413
	Machinery-Diversified — 0.0%
222,000	Titan Acquisition Ltd. / Titan Co-Borrower LLC (a)	7.75%	04/15/26	219,560
	Media — 0.2%
1,090,000	Tele Columbus AG (EUR) (o)	3.88%	05/02/25	774,005
2,850,000	VZ Secured Financing B.V. (a)	5.00%	01/15/32	2,339,382
				3,113,387
	Mining — 0.1%
500,000	Corp. Nacional del Cobre de Chile (o)	5.13%	02/02/33	466,934
1,000,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	5.45%	05/15/30	975,110
				1,442,044
	Oil & Gas — 0.2%
570,000	Ecopetrol S.A.	8.88%	01/13/33	588,379
1,100,000	KazMunayGas National Co. JSC (o)	5.38%	04/24/30	1,037,708
1,000,000	KazMunayGas National Co. JSC (o)	3.50%	04/14/33	779,600
1,100,000	Pertamina Persero PT (a)	3.10%	08/27/30	958,640
170,000	Petroleos Mexicanos	6.35%	02/12/48	100,630
200,000	Saudi Arabian Oil Co. (a)	2.25%	11/24/30	165,455
				3,630,412
	Packaging & Containers — 0.2%
900,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (a)	5.25%	08/15/27	661,995
2,000,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (a)	5.25%	08/15/27	1,471,100
850,000	Trivium Packaging Finance B.V. (a)	8.50%	08/15/27	773,221
				2,906,316
	Pharmaceuticals — 0.2%
1,650,000	1375209 BC Ltd. (a)	9.00%	01/30/28	1,594,791
2,161,000	Grifols S.A. (a)	4.75%	10/15/28	1,910,832
365,000	Jazz Securities DAC (a)	4.38%	01/15/29	328,701
				3,834,324
	Pipelines — 0.3%
2,463,376	Galaxy Pipeline Assets Bidco Ltd. (a)	2.16%	03/31/34	2,087,710
400,000	QazaqGaz NC JSC (o)	4.38%	09/26/27	375,088
2,380,000	TMS Issuer S.A.R.L. (o)	5.78%	08/23/32	2,412,018
				4,874,816
	Real Estate — 0.2%
415,000	Annington Funding PLC, Medium-Term Note (GBP) (o)	3.18%	07/12/29	448,764
380,000	Annington Funding PLC, Medium-Term Note (GBP) (o)	2.31%	10/06/32	352,581
400,000	Annington Funding PLC, Medium-Term Note (GBP) (o)	3.69%	07/12/34	399,887
600,000	Blackstone Property Partners Europe Holdings S.A.R.L., Medium- Term Note (EUR) (o)	1.75%	03/12/29	527,528
1,000,000	Blackstone Property Partners Europe Holdings S.A.R.L., Medium- Term Note (EUR) (o)	1.63%	04/20/30	831,439
605,000	China Aoyuan Group Ltd. (o)	6.35%	02/08/24	15,125

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (k) (Continued)
	Real Estate (Continued)
$200,000	China SCE Group Holdings Ltd. (o)	7.00%	05/02/25	$12,700
35,173	Sunac China Holdings Ltd. (a) (p)	6.00%	09/30/25	5,496
35,173	Sunac China Holdings Ltd. (a) (q)	6.25%	09/30/26	5,100
70,346	Sunac China Holdings Ltd. (a) (r)	6.50%	09/30/27	8,442
105,519	Sunac China Holdings Ltd. (a) (s)	6.75%	09/30/28	11,343
105,519	Sunac China Holdings Ltd. (a) (t)	7.00%	09/30/29	10,024
49,569	Sunac China Holdings Ltd. (a) (u)	7.25%	09/30/30	5,205
200,000	Times China Holdings Ltd. (o) (v)	6.75%	07/08/25	4,700
100,000	Vonovia Finance B.V. (EUR) (o)	2.25%	04/07/30	94,520
100,000	Vonovia SE, Medium-Term Note (EUR) (o)	5.00%	11/23/30	111,406
800,000	Vonovia SE (EUR) (o)	1.50%	06/14/41	527,909
415,000	Zhenro Properties Group Ltd. (o) (v)	6.63%	01/07/26	7,283
				3,379,452
	Real Estate Investment Trusts — 0.1%
510,000	CapitaLand Ascendas REIT, Medium-Term Note (EUR) (o)	0.75%	06/23/28	462,662
1,945,000	Digital Intrepid Holding B.V. (EUR) (o)	0.63%	07/15/31	1,585,068
				2,047,730
	Retail — 0.0%
345,000	1011778 BC ULC / New Red Finance, Inc. (a)	3.50%	02/15/29	307,499
	Savings & Loans — 0.1%
1,520,000	Nationwide Building Society (a) (l)	2.97%	02/16/28	1,381,855
	Software — 0.0%
625,000	Open Text Corp. (a)	6.90%	12/01/27	643,195
	Telecommunications — 0.1%
200,000	C&W Senior Financing DAC (a)	6.88%	09/15/27	182,697
1,500,000	Global Switch Finance B.V., Medium-Term Note (EUR) (o)	1.38%	10/07/30	1,455,462
750,000	Intelsat Jackson Holdings S.A. (e) (g) (v) (w)	8.50%	10/15/24	0
303,000	Intelsat Jackson Holdings S.A. (e) (g) (v) (w)	9.75%	07/15/25	0
600,000	Intelsat Jackson Holdings S.A. (e) (g) (v) (x)	5.50%	08/01/28	0
819,000	Intelsat Jackson Holdings S.A. (a) (v)	6.50%	03/15/30	760,984
				2,399,143
	Water — 0.1%
750,000	Thames Water Utilities Finance PLC, Medium-Term Note (EUR) (o)	4.38%	01/18/31	753,335
	Total Foreign Corporate Bonds and Notes			108,780,957
	(Cost $111,633,229)
U.S. GOVERNMENT BONDS AND NOTES — 4.5%
365,000	U.S. Treasury Note	5.00%	10/31/25	366,682
4,195,000	U.S. Treasury Note	4.88%	11/30/25	4,208,437
54,155,000	U.S. Treasury Note	4.63%	11/15/26	54,391,928
646,000	U.S. Treasury Note	4.63%	09/30/28	654,580
8,475,000	U.S. Treasury Note	4.88%	10/31/28	8,684,227
6,370,000	U.S. Treasury Note	4.38%	11/30/28	6,394,385
	Total U.S. Government Bonds and Notes			74,700,239
	(Cost $74,078,793)

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (k) — 2.5%
	Brazil — 0.2%
$1,850,000	Brazilian Government International Bond	3.88%	06/12/30	$1,654,563
1,200,000	Brazilian Government International Bond	6.00%	10/20/33	1,169,706
				2,824,269
	Chile — 0.0%
750,000	Chile Government International Bond	3.50%	01/31/34	645,556
	Colombia — 0.2%
1,154,000	Colombia Government International Bond	4.50%	03/15/29	1,037,691
1,450,000	Colombia Government International Bond	3.00%	01/30/30	1,166,723
524,000	Colombia Government International Bond	3.13%	04/15/31	406,431
200,000	Colombia Government International Bond	8.00%	04/20/33	208,093
				2,818,938
	Dominican Republic — 0.2%
3,150,000	Dominican Republic International Bond (a)	4.50%	01/30/30	2,792,244
	Guatemala — 0.2%
800,000	Guatemala Government Bond (o)	5.25%	08/10/29	746,997
700,000	Guatemala Government Bond (o)	4.90%	06/01/30	644,969
1,717,000	Guatemala Government Bond (o)	3.70%	10/07/33	1,333,036
				2,725,002
	Hungary — 0.1%
3,200,000	Hungary Government International Bond (a)	2.13%	09/22/31	2,472,678
	Indonesia — 0.1%
1,000,000	Indonesia Government International Bond	4.85%	01/11/33	978,316
	Mexico — 0.4%
1,960,000	Mexico Government International Bond	2.66%	05/24/31	1,606,745
500,000	Mexico Government International Bond	4.75%	04/27/32	466,517
3,750,000	Mexico Government International Bond	4.88%	05/19/33	3,491,351
700,000	Mexico Government International Bond	3.50%	02/12/34	571,908
700,000	Mexico Government International Bond	6.35%	02/09/35	709,111
				6,845,632
	Oman — 0.2%
600,000	Oman Government International Bond (o)	6.75%	10/28/27	625,388
2,650,000	Oman Government International Bond (o)	5.63%	01/17/28	2,659,903
				3,285,291
	Panama — 0.2%
2,339,000	Panama Government International Bond	3.16%	01/23/30	1,924,553
2,603,000	Panama Government International Bond	2.25%	09/29/32	1,827,437
				3,751,990
	Paraguay — 0.1%
2,420,000	Paraguay Government International Bond (o)	4.95%	04/28/31	2,288,723
	Peru — 0.1%
2,370,000	Peruvian Government International Bond	2.78%	01/23/31	2,000,510
550,000	Peruvian Government International Bond	1.86%	12/01/32	414,543
				2,415,053
	Philippines — 0.1%
1,950,000	Philippine Government International Bond	2.46%	05/05/30	1,681,929
	Poland — 0.0%
100,000	Republic of Poland Government International Bond	4.88%	10/04/33	97,255

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (k) (Continued)
	Romania — 0.2%
$1,000,000	Romanian Government International Bond (a)	6.63%	02/17/28	$1,019,628
2,350,000	Romanian Government International Bond (o)	3.00%	02/14/31	1,914,395
				2,934,023
	South Africa — 0.2%
1,693,000	Republic of South Africa Government International Bond	4.30%	10/12/28	1,525,698
200,000	Republic of South Africa Government International Bond	4.85%	09/30/29	179,662
1,083,000	Republic of South Africa Government International Bond	5.88%	06/22/30	1,006,442
400,000	Republic of South Africa Government International Bond	5.88%	04/20/32	359,535
				3,071,337
	United Arab Emirates — 0.0%
200,000	Finance Department Government of Sharjah (a)	6.50%	11/23/32	202,517
	Total Foreign Sovereign Bonds and Notes			41,830,753
	(Cost $44,186,883)
U.S. GOVERNMENT AGENCY SECURITIES — 1.5%
25,000,000	Federal Home Loan Bank Discount Notes	(d)	05/15/24	24,429,895
	(Cost $24,408,803)
MUNICIPAL BONDS — 0.0%
	Colorado — 0.0%
220,000	City & Cnty of Denver Cnty Arpt Rev, Ser C	2.24%	11/15/30	184,907
	(Cost $220,000)

CONVERTIBLE FOREIGN CORPORATE BONDS AND NOTES — 0.0%
Real Estate — 0.0%
43,478	Sunac China Holdings Ltd. (a)	1.00%	09/30/32	4,511
(Cost $5,011)

Shares	Description	Value
COMMON STOCKS — 0.0%
	Wireless Telecommunication Services — 0.0%
15,769	Intelsat Jackson Emergence S.A. (e) (g) (x) (y)	0
	(Cost $527,847)
RIGHTS — 0.0%
	Wireless Telecommunication Services — 0.0%
1,648	Intelsat Jackson Holdings S.A., Series A (e) (g) (x) (y)	0
1,648	Intelsat Jackson Holdings S.A., Series B (e) (g) (x) (y)	0
	Total Rights	0
	(Cost $23)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 13.9%
$32,415,000	U.S. Treasury Bill	(d)	03/28/24	31,861,442
100,172,500	U.S. Treasury Bill	(d)	04/04/24	98,355,134
6,890,000	U.S. Treasury Bill	(d)	04/11/24	6,758,521
64,335,000	U.S. Treasury Bill	(d)	04/18/24	63,048,140

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS (Continued)
$19,340,000	U.S. Treasury Bill	(d)	04/25/24	$18,935,017
13,215,000	U.S. Treasury Bill	(d)	05/16/24	12,898,779
	Total U.S. Treasury Bills			231,857,033
	(Cost $231,732,274)

Shares	Description	Value
MONEY MARKET FUNDS — 4.5%
75,637,615	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (z)	75,637,615
	(Cost $75,637,615)

	Total Investments — 114.9%	1,914,185,601
	(Cost $1,980,933,152)
	Net Other Assets and Liabilities — (14.9)%	(248,248,768)
	Net Assets — 100.0%	$1,665,936,833
Forward Foreign Currency Contracts at November 30, 2023:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 11/30/2023	Sale Value as of 11/30/2023	Unrealized Appreciation (Depreciation)
1/12/2024	BOFA	EUR	277,000	USD	294,830	$302,128	$294,830	$7,298
1/12/2024	BOFA	USD	826,753	EUR	779,000	826,753	849,666	(22,913)
1/12/2024	BOFA	USD	106,363	EUR	99,000	106,363	107,981	(1,618)
1/12/2024	BOFA	USD	211,819	EUR	198,000	211,819	215,961	(4,142)
1/12/2024	Citi	EUR	319,000	USD	342,048	347,938	342,048	5,890
1/12/2024	Citi	EUR	151,000	USD	166,299	164,698	166,299	(1,601)
1/12/2024	Citi	GBP	99,000	USD	120,515	125,031	120,515	4,516
1/12/2024	Citi	USD	15,609,512	EUR	14,757,000	15,609,512	16,095,661	(486,149)
1/12/2024	Citi	USD	2,392,306	GBP	1,962,000	2,392,306	2,477,883	(85,577)
1/12/2024	Citi	USD	123,798	GBP	101,000	123,798	127,557	(3,759)
1/12/2024	GSIL	USD	425,493	EUR	397,000	425,493	433,013	(7,520)
Net Unrealized Appreciation (Depreciation)								$(595,575)
Futures Contracts at November 30, 2023:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	1,596	Mar-2024	$326,319,657	$872,320
U.S. 5-Year Treasury Notes	Long	2,196	Mar-2024	234,646,032	1,074,028
Euro-Bobl Futures	Short	12	Dec-2023	(1,534,777)	(8,202)
Euro-Bund Futures	Short	70	Dec-2023	(10,079,787)	(117,187)
Euro-Buxl 30 Year Bonds Futures	Short	12	Dec-2023	(1,699,358)	41,635
Long Gilt Futures	Short	10	Mar-2024	(1,220,537)	10,521
Ultra 10-Year U.S. Treasury Notes	Short	1,173	Mar-2024	(133,153,828)	(730,447)
Ultra U.S. Treasury Bond Futures	Short	450	Mar-2024	(55,350,000)	(750,972)
				$357,927,402	$391,696

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Interest Rate Swap Agreements at November 30, 2023:

Counterparty	Floating Rate	Expiration Date	Notional Value	Fixed Rate	Unrealized Appreciation (Depreciation)/ Value
Barclay Bank PLC	SOFR(1)	12/20/2053	$3,279,000	3.520%(1)	$168,527

(1)	The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 12/20/2023 and no interest is being accrued until that date.

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2023, securities noted as such amounted to $624,964,988 or
37.5% of net assets.

(b)	Floating or variable rate security.
(c)	Step-up security. A security where the coupon increases or steps up at a predetermined date. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.
(d)	Zero coupon security.
(e)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
November 30, 2023, securities noted as such are valued at $7,070,286 or 0.4% of net assets.

(f)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)	Inverse floating rate security.
(i)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(j)	All or a portion of this security is part of a mortgage dollar roll agreement.
(k)	Principal Value is in U.S. dollars unless otherwise indicated in the security description.
(l)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at November 30, 2023.
At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(m)	Perpetual maturity.
(n)	When-issued security. The interest rate shown reflects the rate in effect at November 30, 2023. Interest will begin accruing on the security’s first settlement date.
(o)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(p)
The issuer will pay interest on the bonds in cash or in Payment-In-Kind (“PIK”) interest. Interest paid in cash will accrue at the rate of 5.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the bond at the rate of 6.00% per annum. The first interest payment is scheduled for March 30, 2024.

(q)
The issuer will pay interest on the bonds in cash or in PIK interest. Interest paid in cash will accrue at the rate of 5.25% per annum (“Cash Interest Rate”) and PIK interest will accrue on the bond at the rate of 6.75% per annum. The first interest payment is scheduled for March 30, 2024.

(r)
The issuer will pay interest on the bonds in cash or in PIK interest. Interest paid in cash will accrue at the rate of 5.50% per annum (“Cash Interest Rate”) and PIK interest will accrue on the bond at the rate of 6.50% per annum. The first interest payment is scheduled for March 30, 2024.

(s)
The issuer will pay interest on the bonds in cash or in PIK interest. Interest paid in cash will accrue at the rate of 5.75% per annum (“Cash Interest Rate”) and PIK interest will accrue on the bond at the rate of 6.75% per annum. The first interest payment is scheduled for March 30, 2024.

(t)
The issuer will pay interest on the bonds in cash or in PIK interest. Interest paid in cash will accrue at the rate of 6.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the bond at the rate of 7.00% per annum. The first interest payment is scheduled for March 30, 2024.

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
(u)
The issuer will pay interest on the bonds in cash or in PIK interest. Interest paid in cash will accrue at the rate of 6.25% per annum (“Cash Interest Rate”) and PIK interest will accrue on the bond at the rate of 7.25% per annum. The first interest payment is scheduled for March 30, 2024.

(v)	This issuer is in default.
(w)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

(x)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(y)	Non-income producing security.
(z)	Rate shown reflects yield as of November 30, 2023.

Abbreviations throughout the Portfolio of Investments:
BOFA	– Bank of America N.A.
Citi	– Citibank N.A.
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
EUR	– Euro
GBP	– British Pound Sterling
GSIL	– Goldman Sachs International, London
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
LIBOR	– London Interbank Offered Rate
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
TBA	– To-Be-Announced Security
USD	– United States Dollar

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Asset-Backed Securities	$386,524,802	$—	$386,000,013	$524,789
U.S. Government Agency Mortgage-Backed Securities	350,033,858	—	350,033,858	—
Mortgage-Backed Securities	343,862,311	—	343,862,311	—
Corporate Bonds and Notes*	276,338,720	—	276,338,720	—
Foreign Corporate Bonds and Notes:
Telecommunications	2,399,143	—	2,399,143	— **
Other Industry Categories*	106,381,814	—	106,381,814	—
U.S. Government Bonds and Notes	74,700,239	—	74,700,239	—
Foreign Sovereign Bonds and Notes***	41,830,753	—	41,830,753	—
U.S. Government Agency Securities	24,429,895	—	24,429,895	—
Municipal Bonds****	184,907	—	184,907	—
Convertible Foreign Corporate Bonds and Notes	4,511	—	4,511	—
Common Stocks*	— **	—	—	— **
Rights*	— **	—	—	— **
U.S. Treasury Bills	231,857,033	—	231,857,033	—
Money Market Funds	75,637,615	75,637,615	—	—
Total Investments	1,914,185,601	75,637,615	1,838,023,197	524,789
Forward Foreign Currency Contracts	17,704	—	17,704	—
Futures Contracts	1,998,504	1,998,504	—	—
Interest Rate Swap Agreements	168,527	—	168,527	—
Total	$1,916,370,336	$77,636,119	$1,838,209,428	$524,789

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(613,279)	$—	$(613,279)	$—
Futures Contracts	(1,606,808)	(1,606,808)	—	—
Total	$(2,220,087)	$(1,606,808)	$(613,279)	$—

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
***	See Portfolio of Investments for country breakout.
****	See Portfolio of Investments for state breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)

Restricted Securities
As of November 30, 2023, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Intelsat Jackson Holdings S.A., 8.50%, 10/15/24	02/25/22	$750,000	$0.00	$0	$0	0.00%
Intelsat Jackson Holdings S.A., 9.75%, 07/15/25	02/25/22	303,000	0.00	0	0	0.00
				$0	$0	0.00%

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments
November 30, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 68.6%
	Collateralized Mortgage Obligations — 5.5%
	Federal Home Loan Mortgage Corporation
$14,842	Series 3071, Class TF, 30 Day Average SOFR + CSA + 0.20% (a)	5.74%	04/15/35	$14,807
87,937	Series 360, Class 250	2.50%	11/15/47	74,921
28,451	Series 3778, Class L	3.50%	12/15/25	27,827
38,048	Series 4993, Class OP, PO	(b)	10/25/58	34,315
925,000	Series 5210, Class LB	3.00%	08/25/50	683,883
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
627,175	Series 2021-HQA1, Class M2, 30 Day Average SOFR + 2.25% (a) (c)	7.58%	08/25/33	626,491
550,000	Series 2022-DNA1, Class M1B, 30 Day Average SOFR + 1.85% (a) (c)	7.18%	01/25/42	549,199
	Federal National Mortgage Association
98,744	Series 2006-56, Class FE, 30 Day Average SOFR + CSA + 0.43% (a)	5.87%	07/25/36	97,181
78,132	Series 2011-47, Class GF, 30 Day Average SOFR + CSA + 0.57% (a)	6.01%	06/25/41	76,634
103,962	Series 2018-50, Class BA	3.00%	07/25/48	90,172
72,991	Series 2019-67, Class FE, 30 Day Average SOFR + CSA + 0.45% (a)	5.89%	11/25/49	70,009
1,440,747	Series 2019-68, Class US, IO, (30 Day Average SOFR + CSA) × -1+ 6.00% (d)	0.56%	11/25/49	151,243
4,064	Series 2018-86, Class JA	4.00%	05/25/47	3,876
	Government National Mortgage Association
1,169,132	Series 2012-34, Class SA, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.05% (d)	0.60%	03/20/42	117,794
1,735,186	Series 2013-25, Class SA, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.20% (d)	0.75%	02/20/43	181,580
734,499	Series 2014-57, Class PS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.20% (d)	0.75%	04/20/44	79,325
394,333	Series 2023-113, Class FD, 30 Day Average SOFR + 1.35%, 6.50% Cap (a)	6.50%	08/20/53	390,274
397,164	Series 2023-116, Class FL, 30 Day Average SOFR + 1.15% (a)	6.48%	08/20/53	396,590
				3,666,121
	Commercial Mortgage-Backed Securities — 0.1%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
1,000,000	Series K732, Class X3, IO (e)	2.25%	05/25/46	32,247
	FREMF Mortgage Trust
21,686,166	Series 2017-K726, Class X2B, IO (c)	0.10%	07/25/49	7,217
				39,464
	Pass-Through Securities — 63.0%
	Federal Home Loan Mortgage Corporation
47,770	Pool G08681	3.50%	12/01/45	43,200
24,745	Pool G08792	3.50%	12/01/47	22,167
88,907	Pool G60659	3.50%	08/01/46	80,258
106,406	Pool G61748	3.50%	11/01/48	95,676
121,934	Pool G67706	3.50%	12/01/47	109,803
156,378	Pool G67710	3.50%	03/01/48	140,452
1,024,398	Pool QC8921	2.50%	10/01/51	837,177

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$1,478,872	Pool QD7088	2.00%	02/01/52	$1,152,154
298,871	Pool RA5552	3.00%	07/01/51	254,292
1,028,359	Pool RA7659	3.50%	07/01/52	902,271
706,263	Pool RA7773	4.00%	08/01/52	642,127
106,398	Pool SD0499	3.00%	08/01/50	91,463
1,011,568	Pool SD0956	2.50%	04/01/52	820,985
484,572	Pool SD1382	4.00%	08/01/52	440,416
426,019	Pool SD2190	4.50%	10/01/52	399,231
54,051	Pool SD7502	3.50%	07/01/49	48,602
111,928	Pool SD7511	3.50%	01/01/50	100,097
69,150	Pool SD7513	3.50%	04/01/50	61,840
70,643	Pool ZM1779	3.00%	09/01/46	61,428
	Federal National Mortgage Association
25,222	Pool BE3619	4.00%	05/01/47	23,453
288,677	Pool BQ1163	2.00%	08/01/50	226,519
581,321	Pool BQ1226	2.00%	09/01/50	455,839
686,957	Pool BU9074	2.00%	01/01/52	539,149
67,591	Pool BV4119	2.50%	03/01/52	54,869
1,333,084	Pool BV8477	3.00%	05/01/52	1,129,171
653,327	Pool BV9960	4.00%	06/01/52	595,543
312,917	Pool BW6293	4.50%	08/01/52	293,408
547,354	Pool BW9886	4.50%	10/01/52	513,260
211,733	Pool BW9888	4.00%	10/01/52	192,441
49,290	Pool CA0995	3.50%	01/01/48	44,242
538,893	Pool CA5689	3.00%	05/01/50	463,255
1,135,007	Pool CB2411	2.50%	12/01/51	927,333
501,373	Pool CB2430	3.00%	12/01/51	423,403
821,456	Pool CB2610	2.00%	01/01/52	640,060
543,833	Pool CB2802	2.00%	02/01/52	423,694
1,185,486	Pool CB3151	2.00%	03/01/52	923,582
1,051,083	Pool CB3486	3.50%	05/01/52	923,216
115,233	Pool CB4365	3.50%	08/01/52	101,220
61,977	Pool FM2870	3.00%	03/01/50	53,279
1,362,508	Pool FS0139	2.50%	01/01/52	1,112,145
412,208	Pool FS3160	3.00%	06/01/52	349,197
943,363	Pool FS3781	2.00%	11/01/51	739,730
463,964	Pool MA4511	2.00%	01/01/52	361,358
3,650,000	Pool TBA (f)	2.00%	12/15/53	2,835,309
2,900,000	Pool TBA (f)	2.50%	12/15/53	2,348,320
1,200,000	Pool TBA (f)	3.00%	12/15/53	1,011,579
800,000	Pool TBA (f)	3.50%	12/15/53	701,544
1,300,000	Pool TBA (f)	4.00%	12/15/53	1,180,334
875,000	Pool TBA (f)	4.50%	12/15/53	819,316
3,325,000	Pool TBA (f)	5.00%	12/15/53	3,199,782
2,225,000	Pool TBA (f)	5.50%	12/15/53	2,192,473
	Government National Mortgage Association
42,160	Pool MA3873	3.00%	08/20/46	37,100
52,309	Pool MA4382	3.50%	04/20/47	47,423
39,121	Pool MA4778	3.50%	10/20/47	35,433

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$27,391	Pool MA4779	4.00%	10/20/47	$25,658
5,050,000	Pool TBA (f)	2.50%	12/15/53	4,216,356
2,575,000	Pool TBA (f)	4.50%	12/15/53	2,435,272
1,750,000	Pool TBA (f)	5.00%	12/15/53	1,700,075
600,000	Pool TBA (f)	5.50%	12/15/53	595,678
475,000	Pool TBA (f)	5.50%	01/15/54	471,504
				41,666,161
	Total U.S. Government Agency Mortgage-Backed Securities			45,371,746
	(Cost $46,849,389)
MORTGAGE-BACKED SECURITIES (g) — 26.5%
	Collateralized Mortgage Obligations — 16.3%
	Alternative Loan Trust
199,001	Series 2005-16, Class A4, 1 Mo. CME Term SOFR + CSA + 0.48% (a)	5.94%	06/25/35	170,257
128,991	Series 2007-5CB, Class 1A11	6.00%	04/25/37	70,480
111,475	Series 2007-15CB, Class A5	5.75%	07/25/37	64,567
305,523	Series 2007-HY8C, Class A1, 1 Mo. CME Term SOFR + CSA + 0.32% (a)	5.78%	09/25/47	264,789
142,097	Series 2007-OA7, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.36% (a)	5.82%	05/25/47	118,351
	American Home Mortgage Assets Trust
98,144	Series 2006-3, Class 1A1, 12 Mo. Treasury Average + 0.97% (a)	5.90%	10/25/46	80,953
	Banc of America Funding Trust
108,880	Series 2007-C, Class 7A1, 1 Mo. CME Term SOFR + CSA + 0.42% (a)	5.87%	05/20/47	96,648
	BCAP LLC Trust
82,970	Series 2006-AA2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.34% (a)	5.80%	01/25/37	75,660
	Bear Stearns ALT-A Trust
487,606	Series 2006-1, Class 21A2 (e)	4.27%	02/25/36	334,098
	Bear Stearns ARM Trust
127,042	Series 2005-1, Class 2A1 (e)	4.28%	03/25/35	112,540
	CHL Mortgage Pass-Through Trust
189,192	Series 2004-25, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.68% (a)	6.14%	02/25/35	156,848
101,904	Series 2007-20, Class A1	6.50%	01/25/38	47,671
	CIM Trust
450,000	Series 2023-R3, Class A1B (c)	4.50%	01/25/63	287,035
194,260	Series 2021-R3, Class A1A (c)	1.95%	06/25/57	171,400
	Citigroup Mortgage Loan Trust
248,068	Series 2009-10, Class 2A2 (c)	7.00%	12/25/35	175,775
	Credit Suisse Mortgage Trust
530,363	Series 2014-8R, Class 3A2 (c) (e)	4.69%	02/27/36	384,244
258,231	Series 2020-RPL2, Class A12 (c)	3.52%	02/25/60	261,307
701,542	Series 2021-RP11 (c)	3.77%	10/25/61	520,367
439,091	Series 2021-RPL4, Class A1 (c)	1.80%	12/27/60	416,779
	CSMCM Trust
25,357	Series 2021-RP11 (c)	3.78%	10/27/61	18,677

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (g) (Continued)
	Collateralized Mortgage Obligations (Continued)
	Deutsche Alt-A Securities Mortgage Loan Trust
$174,065	Series 2007-3, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.75% (a)	6.21%	10/25/47	$122,234
	GreenPoint Mortgage Funding Trust
152,297	Series 2005-AR4, Class G41B, 1 Mo. CME Term SOFR + CSA + 0.20% (a)	5.66%	10/25/45	136,413
	GSR Mortgage Loan Trust
230,538	Series 2006-OA1, Class 2A2, 1 Mo. CME Term SOFR + CSA + 0.52% (a)	5.98%	08/25/46	58,186
	IndyMac INDX Mortgage Loan Trust
121,399	Series 2005-AR29, Class A1 (e)	3.65%	01/25/36	97,921
64,684	Series 2006-AR3, Class 2A1A (e)	3.54%	03/25/36	46,022
556,011	Series 2006-AR13, Class A3 (e)	3.82%	07/25/36	384,557
130,913	Series 2006-AR19, Class 5A2 (e)	3.90%	08/25/36	99,258
452,317	Series 2006-AR31, Class A3 (e)	3.84%	11/25/36	407,162
719,511	Series 2007-AR21, Class 6A1 (e)	3.81%	09/25/37	484,925
	Lehman XS Trust
483,515	Series 2006-10N, Class 1A4A, 1 Mo. CME Term SOFR + CSA + 0.60% (a)	6.06%	07/25/46	320,299
165,299	Series 2007-12N, Class 1A3A, 1 Mo. CME Term SOFR + CSA + 0.40% (a)	5.86%	07/25/47	156,736
	LHOME Mortgage Trust
234,724	Series 2021-RTL3, Class A1, steps up to 3.36% on 04/25/24 (c) (h)	2.36%	09/25/26	227,836
	MASTR Adjustable Rate Mortgages Trust
485,162	Series 2006-OA2, Class 1A1, 12 Mo. Treasury Average + 0.80% (a)	5.73%	12/25/46	332,070
800,000	Series 2007-HF2, Class A2, 1 Mo. CME Term SOFR + CSA + 1.10% (a)	6.56%	09/25/37	348,872
	RALI Trust
398,388	Series 2005-QO1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.30% (a)	5.76%	08/25/35	289,802
3,222,305	Series 2006-QO2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.44% (a)	5.90%	02/25/46	628,600
179,388	Series 2006-QS7, Class A2	6.00%	06/25/36	135,201
289,586	Series 2007-QH4, Class A1, 1 Mo. CME Term SOFR + CSA + 0.38% (a)	5.84%	05/25/37	251,536
89,673	Series 2007-QS1, Class 1A4	6.00%	01/25/37	67,973
148,879	Series 2007-QS2, Class A4	6.25%	01/25/37	118,351
	RFMSI Trust
538,144	Series 2006-S10, Class 1A1	6.00%	10/25/36	396,890
	Structured Asset Mortgage Investments II Trust
131,686	Series 2005-AR8, Class A2, 12 Mo. Treasury Average + 1.48% (a)	3.91%	02/25/36	108,509
575,947	Series 2006-AR6, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.38% (a)	5.84%	07/25/46	394,871
99,740	Series 2006-AR7, Class A1BG, 1 Mo. CME Term SOFR + CSA + 0.12% (a)	5.58%	08/25/36	83,430

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (g) (Continued)
	Collateralized Mortgage Obligations (Continued)
	Structured Asset Mortgage Investments II Trust (Continued)
$373,490	Series 2007-AR1, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.18% (a)	5.64%	01/25/37	$308,588
26,758	Series 2007-AR3, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.19% (a)	5.65%	09/25/47	23,460
	WaMu Mortgage Pass-Through Certificates Trust
48,121	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (a)	5.93%	02/25/46	41,425
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
596,565	Series 2006-AR6, Class 2A, 12 Mo. Treasury Average + 0.96% (a)	5.89%	08/25/46	321,002
725,292	Series 2006-AR10, Class A2A, 1 Mo. CME Term SOFR + CSA + 0.34% (a)	5.80%	12/25/36	582,531
				10,803,106
	Commercial Mortgage-Backed Securities — 10.2%
	BBCMS Mortgage Trust
545,000	Series 2020-BID, Class D, 1 Mo. CME Term SOFR + CSA + 4.63% (a) (c)	10.07%	10/15/37	507,836
	Benchmark Mortgage Trust
117,000	Series 2020-B18, Class AGNF (c)	4.14%	07/15/53	102,529
	BWAY Mortgage Trust
17,221,934	Series 2013-1515, Class XA, IO (c) (e)	0.66%	03/10/33	72,175
	BX Commercial Mortgage Trust
195,483	Series 2021-XL2, Class J, 1 Mo. CME Term SOFR + CSA + 3.89% (a) (c)	9.33%	10/15/38	183,592
	BX Trust
605,000	Series 2021-VIEW, Class B, 1 Mo. CME Term SOFR + CSA + 1.80% (a) (c)	7.24%	06/15/36	568,179
	Citigroup Commercial Mortgage Trust
4,283,514	Series 2016-P3, Class XA, IO (e)	1.81%	04/15/49	104,772
	COMM Mortgage Trust
938,014	Series 2012-CR4, Class XA, IO (e)	1.29%	10/15/45	27
10,393,563	Series 2014-CR14, Class XA, IO (e)	0.32%	02/10/47	91
30,090,753	Series 2014-CR16, Class XA, IO (e)	1.09%	04/10/47	31,048
628,286	Series 2014-UBS2, Class XA, IO (e) (i)	1.12%	03/10/47	18
19,668,921	Series 2014-UBS3, Class XA, IO (e)	1.20%	06/10/47	16,292
11,151,000	Series 2014-UBS3, Class XB, IO (c) (e)	0.42%	06/10/47	7,393
7,000,000	Series 2015-LC21, Class XE, IO (c) (e)	1.22%	07/10/48	109,302
35,000	Series 2020-CX, Class E (c) (e)	2.77%	11/10/46	20,825
	Credit Suisse Mortgage Trust
182,000	Series 2019-UVIL, Class B (c) (e)	3.39%	12/15/41	151,589
	CSAIL Commercial Mortgage Trust
2,609,368	Series 2016-C5, Class XA, IO (e)	1.05%	11/15/48	35,153
	DBUBS Mortgage Trust
120,000	Series 2017-BRBK, Class A (c)	3.45%	10/10/34	109,405
	DROP Mortgage Trust
386,000	Series 2021-FILE, Class B, 1 Mo. CME Term SOFR + CSA + 1.70% (a) (c)	7.14%	10/15/43	328,657
	European Loan Conduit DAC
568,576	Series 36A, Class E, 3 Mo. EURIBOR + 3.35% (EUR) (a) (c)	7.34%	02/17/30	591,556

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (g) (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Frost CMBS DAC
$790,241	Series 2021-1A, Class GBB, SONIA + 1.65% (GBP) (a) (j)	6.87%	11/20/33	$932,856
	Grace Trust
1,000,000	Series 2020-GRCE, Class X, IO (c) (e)	0.39%	12/10/40	17,465
	GS Mortgage Securities Trust
1,326,676	Series 2011-GC5, Class XA, IO (c) (e)	0.09%	08/10/44	13
27,748,795	Series 2015-GC28, Class XA, IO (e)	1.11%	02/10/48	184,505
	JP Morgan Chase Commercial Mortgage Securities Trust
97,119	Series 2013-LC11, Class XA, IO (e)	1.08%	04/15/46	2
12,371,033	Series 2014-C20, Class XA, IO (e)	0.85%	07/15/47	9,111
	JPMBB Commercial Mortgage Securities Trust
791,676	Series 2015-C32, Class XA, IO (e)	1.25%	11/15/48	8,728
	JPMCC Commercial Mortgage Securities Trust
9,926,382	Series 2017-JP5, Class XA, IO (e)	0.96%	03/15/50	193,869
	JPMDB Commercial Mortgage Securities Trust
5,376,203	Series 2016-C2, Class XA, IO (e)	1.63%	06/15/49	141,021
	Last Mile Logistics Pan Euro Finance DAC
363,287	Series 1A, Class E, 3 Mo. EURIBOR + 2.70% (EUR) (a) (c)	6.69%	08/17/33	369,681
	Morgan Stanley Bank of America Merrill Lynch Trust
78,395	Series 2013-C13, Class XA, IO (e)	0.86%	11/15/46	1
2,570,344	Series 2014-C14, Class XA, IO (e)	1.02%	02/15/47	68
9,048,177	Series 2015-C20, Class XA, IO (e)	1.38%	02/15/48	64,361
28,833,805	Series 2015-C25, Class XA, IO (e)	1.18%	10/15/48	339,530
	SFAVE Commercial Mortgage Securities Trust
479,000	Series 2015-5AVE, Class A2A (c) (e)	3.66%	01/05/43	342,320
340,000	Series 2015-5AVE, Class A2B (c) (e)	4.14%	01/05/43	243,886
	SLG Office Trust
385,000	Series 2021-OVA, Class G (c)	2.85%	07/15/41	235,195
	SMRT
105,000,000	Series 2022-MINI, Class XCP, IO (e) (k)	0.00%	01/15/39	110
	UBS-Barclays Commercial Mortgage Trust
441,436	Series 2012-C2, Class XA, IO (c) (e)	0.91%	05/10/63	9
	Wells Fargo Commercial Mortgage Trust
7,850,103	Series 2015-C26, Class XA, IO (e)	1.32%	02/15/48	75,114
13,744,697	Series 2015-C27, Class XA, IO (e)	0.98%	02/15/48	92,084
27,067,553	Series 2015-C28, Class XA, IO (e)	0.71%	05/15/48	152,434
1,803,609	Series 2015-LC22, Class XA, IO (e)	0.90%	09/15/58	18,974
3,551,752	Series 2016-C33, Class XA, IO (e)	1.73%	03/15/59	95,979
5,823,000	Series 2016-C37, Class XEF, IO (c) (e)	1.60%	12/15/49	226,399
	WFRBS Commercial Mortgage Trust
892,542	Series 2014-C22, Class XA, IO (e)	0.91%	09/15/57	3,232
4,778,333	Series 2014-C24, Class XA, IO (e)	0.98%	11/15/47	19,142
14,444,189	Series 2014-LC14, Class XA, IO (e) (i)	1.31%	03/15/47	482
				6,707,010
	Total Mortgage-Backed Securities			17,510,116
	(Cost $22,029,577)
ASSET-BACKED SECURITIES — 23.3%
	AMSR Trust
572,000	Series 2020-SFR1, Class F (c)	3.57%	04/17/37	539,001
355,000	Series 2020-SFR3, Class G (c)	4.99%	09/17/37	333,276

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Ares LXII CLO Ltd.
$700,000	Series 2021-62A, Class B, 3 Mo. CME Term SOFR + CSA + 1.65% (a) (c)	7.29%	01/25/34	$690,687
	Argent Securities Trust
732,668	Series 2006-M1, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.30% (a)	5.76%	07/25/36	181,647
	Argent Securities, Inc., Asset-Backed Pass-Through Certificates
600,000	Series 2005-W3, Class M2, 1 Mo. CME Term SOFR + CSA + 0.69% (a)	6.15%	11/25/35	497,073
	BCRED CLO LLC
250,000	Series 2023-1A, Class A, 3 Mo. CME Term SOFR + CSA + 2.30% (a) (c) (l)	0.00%	01/20/36	250,187
	Boyce Park CLO Ltd.
375,000	Series 2022-1A, Class M2, IO (c)	0.00%	04/21/35	16,603
350,000	Series 2022-1A, Class SUB (c)	0.00%	04/21/35	255,093
	C-BASS Mortgage Loan Trust
811,820	Series 2007-CB3, Class A3, steps up to 6.23% after Redemption (h)	3.31%	03/25/37	294,698
933,593	Series 2007-CB3, Class A4, steps up to 6.47% after Redemption (h)	3.31%	03/25/37	338,721
	CIFC Funding Ltd.
300,000	Series 2022-2A, Class INCB (c)		04/19/35	240,020
	CoreVest American Finance Trust
2,443,893	Series 2021-2, Class XA, IO (c) (e)	3.14%	07/15/54	179,810
	Credit-Based Asset Servicing and Securitization LLC
127,391	Series 2007-CB6, Class A1, 1 Mo. CME Term SOFR + CSA + 0.12% (a) (c)	5.56%	07/25/37	79,955
	Dryden CLO Ltd.
315,000	Series 2019-72A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.65% (a) (c)	7.29%	05/15/32	313,204
	Elmwood CLO VI Ltd.
600,000	Series 2020-3A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.65% (a) (c)	7.33%	10/20/34	591,531
	First Franklin Mortgage Loan Trust
565,000	Series 2006-FF7, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.48% (a)	5.94%	05/25/36	456,092
	Flexential Issuer
300,000	Series 2021-1A, Class A2 (c)	3.25%	11/27/51	260,949
	Golub Capital Partners CLO L.P.
350,000	Series 2021-54A, Class A, 3 Mo. CME Term SOFR + CSA + 1.53% (a) (c)	7.18%	08/05/33	346,104
	HSI Asset Securitization Corp. Trust
200,802	Series 2006-WMC1, Class A4, 1 Mo. CME Term SOFR + CSA + 0.50% (a)	5.96%	07/25/36	85,610
	JP Morgan Mortgage Acquisition Trust
1,357,423	Series 2006-WMC2, Class A4, 1 Mo. CME Term SOFR + CSA + 0.30% (a)	5.76%	07/25/36	559,835
	Madison Park Funding XLV Ltd.
325,000	Series 2020-45A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.70% (a) (c)	7.36%	07/15/34	322,026

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Mastr Asset Backed Securities Trust
$435,500	Series 2007-HE1, Class A4, 1 Mo. CME Term SOFR + CSA + 0.28% (a)	5.74%	05/25/37	$323,982
	Merrill Lynch First Franklin Mortgage Loan Trust
322,161	Series 2007-1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.28% (a)	5.74%	04/25/37	135,805
610,270	Series 2007-3, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.26% (a)	5.72%	06/25/37	457,007
	Merrill Lynch Mortgage Investors Trust
1,101,229	Series 2006-HE6, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.30% (a)	5.76%	11/25/37	377,917
400,000	Series 2006-OPT1, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.48% (a)	5.94%	08/25/37	295,625
	Morgan Stanley Capital I, Inc., Trust
13,937	Series 2006-NC2, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.58% (a)	6.04%	02/25/36	13,671
	Navient Student Loan Trust
320,000	Series 2015-3, Class B, 30 Day Average SOFR + CSA + 1.50% (a)	6.94%	10/25/58	295,820
975,000	Series 2019-3A, Class B, 30 Day Average SOFR + CSA + 1.55% (a) (c)	6.99%	07/25/68	928,723
	Nelnet Student Loan Trust
353,604	Series 2005-4, Class B, 90 Day Average SOFR + 0.54% (a)	5.78%	09/22/35	299,851
	Oakwood Mortgage Investors, Inc.
616,491	Series 1999-C, Class A2	7.48%	08/15/27	493,065
582,662	Series 2001-C, Class A2	5.92%	06/15/31	54,917
	Ownit Mortgage Loan Trust
614,376	Series 2006-6, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.32% (a)	5.78%	09/25/37	277,199
	Park Avenue Institutional Advisers CLO Ltd.
150,000	Series 2018-1A, Class A2R, 3 Mo. CME Term SOFR + CSA + 1.60% (a) (c)	7.28%	10/20/31	147,004
	PRET LLC
347,306	Series 2022-RN1, Class A1, steps up to 6.72% on 02/25/25 (c) (h)	3.72%	07/25/51	334,037
	Progress Residential
360,000	Series 2021-SFR1, Class H (c)	5.00%	04/17/38	317,041
	PRPM LLC
336,432	Series 2021-11, Class A1, steps up to 5.49% on 11/25/24 (c) (h)	2.49%	11/25/26	323,978
307,469	Series 2021-3, Class A1, steps up to 4.87% on 04/25/24 (c) (h)	1.87%	04/25/26	295,526
	Sabey Data Center Issuer LLC
650,000	Series 2020-1, Class A2 (c)	3.81%	04/20/45	622,468
	Saxon Asset Securities Trust
58,982	Series 2005-1, Class M2, 1 Mo. CME Term SOFR + CSA + 0.72% (a)	6.19%	05/25/35	54,634
	Securitized Asset Backed Receivables LLC Trust
43,863	Series 2006-NC2, Class A3, 1 Mo. CME Term SOFR + CSA + 0.48% (a)	5.94%	03/25/36	42,738
327,796	Series 2007-NC2, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.28% (a)	5.74%	01/25/37	279,543

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	SLM Student Loan Trust
$65,000	Series 2008-4, Class B, 90 Day Average SOFR + CSA + 1.85% (a)	7.45%	04/25/73	$63,545
65,000	Series 2008-5, Class B, 90 Day Average SOFR + CSA + 1.85% (a)	7.45%	07/25/73	62,909
	Soundview Home Loan Trust
312,882	Series 2007-OPT1, Class 2A2, 1 Mo. CME Term SOFR + CSA + 0.15% (a)	5.61%	06/25/37	198,588
178,740	Series 2007-OPT3, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.17% (a)	5.63%	08/25/37	146,965
	Specialty Underwriting & Residential Finance Trust
1,135,076	Series 2006-AB3, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.48% (a)	5.94%	09/25/37	767,584
	Stratus CLO Ltd.
385,000	Series 2021-3A, Class SUB (c)		12/29/29	233,191
	Structured Asset Securities Corp. Mortgage Loan Trust
30,492	Series 2006-OPT1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.18% (a)	5.64%	04/25/36	29,835
	Textainer Marine Containers VII Ltd.
71,183	Series 2020-3A, Class A (c)	2.11%	09/20/45	62,976
	VOYA CLO
175,000	Series 2017-2A, Class A2AR, 3 Mo. CME Term SOFR + CSA + 1.65% (a) (c)	7.31%	06/07/30	174,156
	Wachovia Student Loan Trust
523,679	Series 2006-1, Class B, 90 Day Average SOFR + CSA + 0.24% (a) (c)	5.84%	04/25/40	484,649
	Total Asset-Backed Securities			15,427,071
	(Cost $18,188,596)
U.S. GOVERNMENT BONDS AND NOTES — 0.6%
25,000	U.S. Treasury Bond	4.75%	11/15/53	25,992
280,000	U.S. Treasury Note	4.38%	11/30/28	281,072
90,000	U.S. Treasury Note	4.50%	11/15/33	91,125
	Total U.S. Government Bonds and Notes			398,189
	(Cost $398,388)
U.S. TREASURY BILLS — 8.1%
485,000	U.S. Treasury Bill	(b)	04/25/24	474,844
5,000,000	U.S. Treasury Bill	(b)	05/16/24	4,880,356
	Total U.S. Treasury Bills			5,355,200
	(Cost $5,353,464)

Shares	Description	Value
MONEY MARKET FUNDS — 7.3%
4,824,315	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (m)	4,824,315
	(Cost $4,824,315)

	Total Investments — 134.4%	88,886,637
	(Cost $97,643,729)
	Net Other Assets and Liabilities — (34.4)%	(22,765,408)
	Net Assets — 100.0%	$66,121,229

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Forward Foreign Currency Contracts at November 30, 2023:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 11/30/2023	Sale Value as of 11/30/2023	Unrealized Appreciation (Depreciation)
1/12/2024	BOFA	EUR	320,000	USD	348,182	$349,028	$348,182	$846
1/12/2024	Citi	USD	879,130	GBP	721,000	879,130	910,578	(31,448)
1/12/2024	GS	USD	64,425	EUR	61,000	64,425	66,533	(2,108)
1/12/2024	GS	USD	1,208,874	EUR	1,143,000	1,208,874	1,246,686	(37,812)
Net Unrealized Appreciation (Depreciation)								$(70,522)
Futures Contracts at November 30, 2023:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	67	Mar-2024	$13,698,883	$37,189
U.S. 5-Year Treasury Notes	Long	56	Mar-2024	5,983,687	25,469
Ultra 10-Year U.S. Treasury Notes	Long	57	Mar-2024	6,470,391	46,691
Ultra U.S. Treasury Bond Futures	Long	7	Mar-2024	861,000	10,263
				$27,013,961	$119,612

(a)	Floating or variable rate security.
(b)	Zero coupon security.
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2023, securities noted as such amounted to $16,176,528 or
24.5% of net assets.

(d)	Inverse floating rate security.
(e)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(f)	All or a portion of this security is part of a mortgage dollar roll agreement.
(g)	Principal Value is in U.S. dollars unless otherwise indicated in the security description.
(h)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(i)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(j)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(k)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

(l)	When-issued security. The interest rate shown reflects the rate in effect at November 30, 2023. Interest will begin accruing on the security’s first settlement date.
(m)	Rate shown reflects yield as of November 30, 2023.

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
BOFA	– Bank of America N.A.
Citi	– Citibank N.A.
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
GS	– Goldman Sachs and Co.
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
TBA	– To-Be-Announced Security
USD	– United States Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$45,371,746	$—	$45,371,746	$—
Mortgage-Backed Securities	17,510,116	—	17,510,116	—
Asset-Backed Securities	15,427,071	—	15,427,071	—
U.S. Government Bonds and Notes	398,189	—	398,189	—
U.S. Treasury Bills	5,355,200	—	5,355,200	—
Money Market Funds	4,824,315	4,824,315	—	—
Total Investments	88,886,637	4,824,315	84,062,322	—
Forward Foreign Currency Contracts	846	—	846	—
Futures Contracts	119,612	119,612	—	—
Total	$89,007,095	$4,943,927	$84,063,168	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(71,368)	$—	$(71,368)	$—

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)

Restricted Securities
As of November 30, 2023, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
SMRT, Series 2022-MINI, Class XCP, IO, 0.00%, 01/15/39	01/24/22	$105,000,000	$0.00 *	$0	$110	0.00%**

*	Amount is less than $0.01.
**	Amount is less than 0.01%.

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments
November 30, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) — 63.1%
	Angola — 2.1%
$400,000	Angolan Government International Bond (b)	8.25%	05/09/28	$356,004
200,000	Angolan Government International Bond (c)	8.00%	11/26/29	168,909
220,000	Angolan Government International Bond (c)	8.75%	04/14/32	184,678
				709,591
	Argentina — 1.4%
605,626	Argentine Republic Government International Bond, steps up to 4.13% on 07/10/24 (d)	3.63%	07/09/35	197,973
157,072	Argentine Republic Government International Bond, steps up to 5.00% on 07/10/24 (d)	4.25%	01/09/38	58,205
607,464	Argentine Republic Government International Bond, steps up to 4.88% on 07/10/29 (d)	3.50%	07/09/41	200,239
				456,417
	Azerbaijan — 0.5%
200,000	Republic of Azerbaijan International Bond (c)	3.50%	09/01/32	166,964
	Bahamas — 0.3%
140,000	Bahamas Government International Bond (c)	6.95%	11/20/29	117,208
	Bahrain — 2.3%
600,000	Bahrain Government International Bond (c)	6.75%	09/20/29	602,712
200,000	Bahrain Government International Bond (c)	5.63%	05/18/34	176,000
				778,712
	Brazil — 1.1%
200,000	Brazilian Government International Bond	6.25%	03/18/31	203,339
200,000	Brazilian Government International Bond	3.75%	09/12/31	174,904
				378,243
	Chile — 1.7%
200,000	Chile Government International Bond	4.95%	01/05/36	190,498
240,000	Chile Government International Bond	3.86%	06/21/47	185,053
200,000	Chile Government International Bond	5.33%	01/05/54	187,003
				562,554
	Colombia — 2.4%
200,000	Colombia Government International Bond	7.50%	02/02/34	200,533
200,000	Colombia Government International Bond	8.00%	11/14/35	207,030
415,000	Colombia Government International Bond	7.38%	09/18/37	403,008
				810,571
	Costa Rica — 1.1%
350,000	Costa Rica Government International Bond (b)	7.30%	11/13/54	358,342
	Dominican Republic — 3.4%
200,000	Dominican Republic International Bond (c)	6.00%	07/19/28	195,732
525,000	Dominican Republic International Bond (b)	4.50%	01/30/30	465,374
250,000	Dominican Republic International Bond (b)	4.88%	09/23/32	216,280
300,000	Dominican Republic International Bond (c)	6.85%	01/27/45	279,073
				1,156,459
	Ecuador — 0.9%
149,192	Ecuador Government International Bond, steps up to 6.90% on 08/01/24 (c) (d)	6.00%	07/31/30	69,394

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Ecuador (Continued)
$407,746	Ecuador Government International Bond, steps up to 5.50% on 08/01/24 (b) (d)	3.50%	07/31/35	$144,657
328,482	Ecuador Government International Bond, steps up to 5.00% on 07/31/24 (c) (d)	2.50%	07/31/40	103,472
				317,523
	Egypt — 2.8%
300,000	Egypt Government International Bond (c)	7.60%	03/01/29	212,355
200,000	Egypt Government International Bond (c)	5.88%	02/16/31	120,623
200,000	Egypt Government International Bond (b)	7.05%	01/15/32	126,510
816,000	Egypt Government International Bond (c)	7.30%	09/30/33	502,000
				961,488
	El Salvador — 1.1%
250,000	El Salvador Government International Bond (c)	6.38%	01/18/27	212,503
45,000	El Salvador Government International Bond (c)	8.25%	04/10/32	37,179
170,000	El Salvador Government International Bond (c)	7.12%	01/20/50	114,394
				364,076
	Gabon — 0.9%
400,000	Gabon Government International Bond (c)	6.63%	02/06/31	314,240
	Ghana — 1.7%
460,000	Ghana Government International Bond (c)	6.38%	02/11/27	203,212
200,000	Ghana Government International Bond (c)	7.75%	04/07/29	86,935
250,000	Ghana Government International Bond (c)	7.63%	05/16/29	108,284
200,000	Ghana Government International Bond (c)	8.63%	04/07/34	86,825
200,000	Ghana Government International Bond (c)	8.88%	05/07/42	85,350
				570,606
	Guatemala — 1.1%
200,000	Guatemala Government Bond (c)	5.25%	08/10/29	186,749
200,000	Guatemala Government Bond (b)	6.60%	06/13/36	193,241
				379,990
	Hungary — 2.1%
299,000	Hungary Government International Bond (b)	5.25%	06/16/29	292,786
200,000	Hungary Government International Bond (b)	6.75%	09/25/52	204,342
200,000	Magyar Export-Import Bank Zrt (b)	6.13%	12/04/27	199,056
				696,184
	Indonesia — 0.6%
240,000	Perusahaan Penerbit SBSN Indonesia III (c)	2.55%	06/09/31	201,155
	Iraq — 0.4%
140,625	Iraq International Bond (c)	5.80%	01/15/28	129,873
	Jordan — 1.2%
200,000	Jordan Government International Bond (b)	7.75%	01/15/28	203,250
200,000	Jordan Government International Bond (c)	7.50%	01/13/29	199,345
				402,595
	Kenya — 0.4%
200,000	Republic of Kenya Government International Bond (c)	6.30%	01/23/34	149,748
	Mexico — 3.3%
200,000	Mexico Government International Bond	3.25%	04/16/30	176,308

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Mexico (Continued)
$600,000	Mexico Government International Bond	6.35%	02/09/35	$607,810
350,000	Mexico Government International Bond	6.34%	05/04/53	334,783
				1,118,901
	Mongolia — 0.6%
200,000	Mongolia Government International Bond (b) (e)	7.88%	06/05/29	200,411
	Morocco — 0.6%
200,000	Morocco Government International Bond (b)	5.95%	03/08/28	201,373
	Mozambique — 0.5%
200,000	Mozambique International Bond, steps up to 9.00% on 09/16/31 (c) (d)	9.00%	09/15/31	160,460
	Nigeria — 2.4%
200,000	Nigeria Government International Bond (b)	6.13%	09/28/28	170,615
370,000	Nigeria Government International Bond (c)	8.38%	03/24/29	341,575
400,000	Nigeria Government International Bond (b)	7.70%	02/23/38	305,500
				817,690
	Oman — 3.0%
400,000	Oman Government International Bond (c)	6.00%	08/01/29	406,237
593,000	Oman Government International Bond (c)	6.25%	01/25/31	610,152
				1,016,389
	Pakistan — 1.2%
400,000	Pakistan Government International Bond (b)	6.00%	04/08/26	273,624
200,000	Pakistan Government International Bond (c)	6.88%	12/05/27	132,078
				405,702
	Panama — 2.5%
200,000	Panama Government International Bond	3.16%	01/23/30	164,562
550,000	Panama Government International Bond	2.25%	09/29/32	386,128
450,000	Panama Government International Bond	4.50%	04/16/50	294,249
				844,939
	Paraguay — 0.6%
255,000	Paraguay Government International Bond (c)	3.85%	06/28/33	216,471
	Peru — 2.7%
624,000	Peruvian Government International Bond	2.78%	01/23/31	526,716
474,000	Peruvian Government International Bond	3.00%	01/15/34	382,252
				908,968
	Philippines — 2.5%
250,000	Philippine Government International Bond	3.56%	09/29/32	222,467
200,000	Philippine Government International Bond	5.00%	07/17/33	198,022
200,000	Philippine Government International Bond	2.95%	05/05/45	136,462
400,000	Philippine Government International Bond	3.20%	07/06/46	282,380
				839,331
	Poland — 0.8%
85,000	Republic of Poland Government International Bond	4.88%	10/04/33	82,667
197,000	Republic of Poland Government International Bond	5.50%	04/04/53	190,685
				273,352
	Romania — 2.0%
268,000	Romanian Government International Bond (b)	6.63%	02/17/28	273,260

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Romania (Continued)
$80,000	Romanian Government International Bond (b)	7.13%	01/17/33	$83,010
296,000	Romanian Government International Bond (b)	7.63%	01/17/53	311,355
				667,625
	South Africa — 1.0%
200,000	Republic of South Africa Government International Bond	5.88%	06/22/30	185,862
200,000	Republic of South Africa Government International Bond	5.65%	09/27/47	144,999
				330,861
	Turkey — 4.3%
200,000	Hazine Mustesarligi Varlik Kiralama AS (b)	8.51%	01/14/29	203,000
200,000	Istanbul Metropolitan Municipality (b) (e)	10.50%	12/06/28	201,960
200,000	Turkiye Government International Bond	4.25%	04/14/26	188,019
200,000	Turkiye Government International Bond	9.38%	03/14/29	212,432
400,000	Turkiye Government International Bond	9.38%	01/19/33	426,330
300,000	Turkiye Government International Bond	5.75%	05/11/47	212,790
				1,444,531
	Ukraine — 0.7%
200,000	Ukraine Government International Bond (c)	7.75%	09/01/27	55,595
600,000	Ukraine Government International Bond (c)	7.25%	03/15/35	143,860
114,000	Ukraine Government International Bond (c) (f)	7.75%	08/01/41	50,052
				249,507
	United Arab Emirates — 2.2%
600,000	Finance Department Government of Sharjah (b)	6.50%	11/23/32	607,551
200,000	Finance Department Government of Sharjah (c)	4.00%	07/28/50	125,072
				732,623
	Uruguay — 2.3%
100,000	Uruguay Government International Bond	4.38%	01/23/31	97,121
160,000	Uruguay Government International Bond	5.75%	10/28/34	167,936
433,000	Uruguay Government International Bond	5.10%	06/18/50	409,865
115,000	Uruguay Government International Bond	4.98%	04/20/55	105,362
				780,284
	Zambia — 0.4%
250,000	Zambia Government International Bond	5.38%	09/20/22	136,344
	Total Foreign Sovereign Bonds and Notes			21,328,301
	(Cost $21,216,719)
FOREIGN CORPORATE BONDS AND NOTES (a) — 31.2%
	Banks — 2.4%
200,000	Bank Gospodarstwa Krajowego (b)	6.25%	10/31/28	207,987
200,000	BBVA Bancomer S.A. (c) (g)	5.13%	01/18/33	180,059
400,000	Yapi ve Kredi Bankasi AS (b)	9.25%	10/16/28	412,360
				800,406
	Building Materials — 0.6%
200,000	Cemex SAB de C.V. (b) (g)	5.13%	(h)	187,722
	Electric — 4.1%
200,000	AES Andes S.A. (c) (g)	7.13%	03/26/79	188,978
260,000	Eskom Holdings SOC Ltd. (c)	6.35%	08/10/28	245,440
200,000	Eskom Holdings SOC Ltd. (c)	8.45%	08/10/28	198,035
200,000	MVM Energetika Zrt (c)	7.50%	06/09/28	204,437

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (a) (Continued)
	Electric (Continued)
$200,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (c)	5.25%	05/15/47	$170,080
485,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (c)	4.88%	07/17/49	384,072
				1,391,042
	Energy-Alternate Sources — 0.7%
250,000	India Green Power Holdings (c)	4.00%	02/22/27	223,525
	Engineering & Construction — 0.5%
200,000	IHS Holding Ltd. (c)	6.25%	11/29/28	159,960
	Food — 0.6%
200,000	Minerva Luxembourg S.A (b)	8.88%	09/13/33	202,030
	Internet — 0.4%
200,000	Prosus N.V. (c)	3.83%	02/08/51	119,127
	Investment Companies — 1.2%
270,000	Gaci First Investment Co. (c)	4.88%	02/14/35	253,169
200,000	Gaci First Investment Co. (c)	5.13%	02/14/53	167,636
				420,805
	Iron/Steel — 1.7%
200,000	CSN Resources S.A. (b) (e)	8.88%	12/05/30	200,474
200,000	CSN Resources S.A. (c)	4.63%	06/10/31	158,440
200,000	POSCO (b)	5.75%	01/17/28	201,930
				560,844
	Lodging — 0.5%
200,000	MGM China Holdings Ltd. (c)	4.75%	02/01/27	183,250
	Mining — 4.3%
200,000	Corp. Nacional del Cobre de Chile (c)	3.00%	09/30/29	173,133
200,000	Corp. Nacional del Cobre de Chile (c)	5.13%	02/02/33	186,773
200,000	First Quantum Minerals Ltd. (b)	8.63%	06/01/31	162,000
300,000	Freeport Indonesia PT (b)	5.32%	04/14/32	284,057
475,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT (b)	5.45%	05/15/30	464,111
200,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT (c)	5.45%	05/15/30	195,022
				1,465,096
	Oil & Gas — 9.2%
90,000	Ecopetrol S.A.	8.63%	01/19/29	93,362
235,000	Ecopetrol S.A.	8.88%	01/13/33	242,577
175,000	Ecopetrol S.A.	5.88%	05/28/45	124,800
200,000	Empresa Nacional del Petroleo (b)	6.15%	05/10/33	194,503
29,109	Energean Israel Finance Ltd. (b) (c)	4.88%	03/30/26	26,729
400,891	Energean Israel Finance Ltd. (b) (c)	5.38%	03/30/28	350,079
200,000	KazMunayGas National Co. JSC (c)	5.38%	04/24/30	188,674
400,000	KazMunayGas National Co. JSC (c)	5.75%	04/19/47	319,867
45,000	Leviathan Bond Ltd. (b) (c)	6.13%	06/30/25	43,648
172,000	Leviathan Bond Ltd. (b) (c)	6.75%	06/30/30	156,744
170,000	Petroleos Mexicanos	5.95%	01/28/31	127,714
410,000	Petroleos Mexicanos	6.70%	02/16/32	320,360
240,000	Petroleos Mexicanos	6.63%	06/15/35	168,971

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (a) (Continued)
	Oil & Gas (Continued)
$400,000	Qatar Energy (c)	2.25%	07/12/31	$328,296
650,000	Qatar Energy (c)	3.30%	07/12/51	435,126
				3,121,450
	Pipelines — 3.8%
245,405	Acu Petroleo Luxembourg Sarl (b)	7.50%	01/13/32	229,908
290,000	Galaxy Pipeline Assets Bidco Ltd. (b)	2.63%	03/31/36	231,295
186,624	Galaxy Pipeline Assets Bidco Ltd. (b)	2.94%	09/30/40	146,927
490,000	Greensaif Pipelines Bidco Sarl (b)	6.13%	02/23/38	491,489
200,000	Greensaif Pipelines Bidco Sarl (c)	6.51%	02/23/42	200,443
				1,300,062
	Semiconductors — 0.6%
200,000	SK Hynix, Inc. (b)	6.38%	01/17/28	203,462
	Water — 0.6%
200,000	Aegea Finance Sarl (b)	9.00%	01/20/31	207,823
	Total Foreign Corporate Bonds and Notes			10,546,604
	(Cost $10,556,063)
CORPORATE BONDS AND NOTES — 3.0%
	Auto Manufacturers — 1.9%
140,000	Hyundai Capital America (b)	5.50%	03/30/26	139,181
170,000	Hyundai Capital America (b)	5.60%	03/30/28	168,426
338,000	Hyundai Capital America (b)	5.70%	06/26/30	334,257
				641,864
	Chemicals — 0.6%
200,000	Sasol Financing USA LLC (b)	8.75%	05/03/29	199,541
	Oil & Gas — 0.5%
204,000	Gran Tierra Energy, Inc. (b)	9.50%	10/15/29	175,104
	Total Corporate Bonds and Notes			1,016,509
	(Cost $1,031,412)

Shares	Description	Value
MONEY MARKET FUNDS — 3.1%
1,035,886	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (i)	1,035,886
	(Cost $1,035,886)

	Total Investments — 100.4%	33,927,300
	(Cost $33,840,080)
	Net Other Assets and Liabilities — (0.4)%	(147,040)
	Net Assets — 100.0%	$33,780,260

(a)	Principal Value is in U.S. dollars unless otherwise indicated in the security description.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2023, securities noted as such amounted to $11,213,288 or
33.2% of net assets.

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(e)	When-issued security. The interest rate shown reflects the rate in effect at November 30, 2023. Interest will begin accruing on the security’s first settlement date.
(f)	Floating or variable rate security.
(g)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at November 30, 2023.
At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(h)	Perpetual maturity.
(i)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$21,328,301	$—	$21,328,301	$—
Foreign Corporate Bonds and Notes**	10,546,604	—	10,546,604	—
Corporate Bonds and Notes**	1,016,509	—	1,016,509	—
Money Market Funds	1,035,886	1,035,886	—	—
Total Investments	$33,927,300	$1,035,886	$32,891,414	$—

*	See Portfolio of Investments for country breakout.
**	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund VIII
Additional Information
November 30, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.